REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Contract Owners of
Variable Account D of Union Security Insurance Company and the
Board of Directors of Talcott Resolution Life Insurance Company

Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities of each of the Sub-Accounts of Variable Account D of Union Security Insurance Company (the “Account”) listed in Note 1 (collectively, the “Sub-Accounts”), as of December 31, 2025, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, except for the Sub-Accounts included in the table below; the related statements of operations, changes in net assets, and the financial highlights for the Sub-Accounts and periods indicated in the table below; and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Sub-Accounts as of December 31, 2025, and the results of their operations for the year then ended (or for the periods listed in the table below), the changes in their net assets for each of the two years in the period then ended (or for the periods listed in the table below), and the financial highlights for each of the five years in the period then ended (or for the periods listed in the table below), in conformity with accounting principles generally accepted in the United States of America.

Sub-Account	Statements of Assets and Liabilities	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
	As of	For the	For the	For the
Invesco V.I. Government Securities Fund	December 31, 2025	Year ended December 31, 2025	Two years in the period ended December 31, 2025	Three years in the period ended December 31, 2025, and the period from May 10, 2022, to December 31, 2022
Invesco V.I. High Yield Fund	December 31, 2025	Year ended December 31, 2025	Two years in the period ended December 31, 2025	Three years in the period ended December 31, 2025, and the period from April 29, 2022, to December 31, 2022
Pioneer Fund VCT Portfolio	Not Applicable	Period from January 1, 2025, to March 31, 2025	Period from January 1, 2025, to March 31, 2025, and the year ended December 31, 2024	Period from January 1, 2025, to March 31, 2025, and the four years in the period ended December 31, 2024
Pioneer Select Mid Cap Growth VCT Portfolio	Not Applicable	Period from January 1, 2025, to March 31, 2025	Period from January 1, 2025, to March 31, 2025, and the year ended December 31, 2024	Period from January 1, 2025, to March 31, 2025, and the four years in the period ended December 31, 2024
LVIP American Century Balanced Fund	December 31, 2025	Year ended December 31, 2025	Year ended December 31, 2025, and the period from April 26, 2024, to December 31,2024.	Year ended December 31, 2025 and period from April 26, 2024 to December 31, 2024
LVIP American Century Capital Appreciation Fund	December 31, 2025	Year ended December 31, 2025	Year ended December 31, 2025, and the period from April 26, 2024, to December 31,2024	Year ended December 31, 2025 and period from April 26, 2024 to December 31, 2024

Victory Pioneer Fund VCT Portfolio	December 31, 2025	Period from March 31, 2025 to December 31, 2025	Period from March 31, 2025 to December 31, 2025	Period from March 31, 2025 to December 31, 2025
Victory Pioneer Select Mid Cap Growth VCT Portfolio	December 31, 2025	Period from March 31, 2025 to December 31, 2025	Period from March 31, 2025 to December 31, 2025	Period from March 31, 2025 to December 31, 2025

Basis for Opinion
These financial statements and financial highlights are the responsibility of the Account’s management. Our responsibility is to express an opinion on the Account’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Account’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the Account’s custodian or mutual fund companies. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Hartford, Connecticut
April 17, 2026
We have served as the auditor of the Variable Account D of Union Security Insurance Company since 2002.

VARIABLE ACCOUNT D
Union Security Insurance Company
Statements of Assets and Liabilities
December 31, 2025

	Invesco V.I. Core Equity Fund	Invesco V.I. Government Securities Fund	Invesco V.I. High Yield Fund	Invesco V.I. EQV International Equity Fund	Invesco V.I. Government Money Market Fund	AB VPS Large Cap Growth Portfolio	Allspring VT Discovery All Cap Growth Fund	Federated Hermes Fund for U.S. Government Securities II	Federated Hermes High Income Bond Fund II	Federated Hermes Government Money Fund II
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Assets:
Investments, at fair value
class 2	$—	$—	$—	$—	$—	$—	$2,571,152	$—	$—	$—
class A	—	—	—	—	—	2,154,665	—	—	—	—
class D	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class PRIM	—	—	—	—	—	—	—	210,380	1,151,430	—
class S	—	—	—	—	—	—	—	—	—	—
class S1	1,578,778	136,033	35,125	296,919	6,123,274	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	429,324
class STD2	—	—	—	—	—	—	—	—	—	—
Total investments	1,578,778	136,033	35,125	296,919	6,123,274	2,154,665	2,571,152	210,380	1,151,430	429,324
Due from Sponsor Company	—	—	—	—	9,030	—	—	—	—	—
Receivable for fund shares sold	56	5	1	11	—	27	109	7	37	13
Other assets	—	—	—	—	2	—	—	—	—	1
Total assets	1,578,834	136,038	35,126	296,930	6,132,306	2,154,692	2,571,261	210,387	1,151,467	429,338

Liabilities:
Due to Sponsor Company	56	5	1	11	—	27	109	7	37	13
Payable for fund shares purchased	—	—	—	—	9,030	—	—	—	—	—
Other liabilities	—	—	—	—	—	—	—	—	—	—
Total liabilities	56	5	1	11	9,030	27	109	7	37	13

Net assets:
For contract liabilities	$1,578,778	$136,033	$35,125	$296,919	$6,123,276	$2,154,665	$2,571,152	$210,380	$1,151,430	$429,325

Contract Liabilities:
class 2	$—	$—	$—	$—	$—	$—	$2,571,152	$—	$—	$—
class A	—	—	—	—	—	2,154,665	—	—	—	—
class D	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class PRIM	—	—	—	—	—	—	—	210,380	1,151,430	—
class S	—	—	—	—	—	—	—	—	—	—
class S1	1,578,778	136,033	35,125	296,919	6,123,276	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	429,325
class STD2	—	—	—	—	—	—	—	—	—	—
Total contract liabilities	$1,578,778	$136,033	$35,125	$296,919	$6,123,276	$2,154,665	$2,571,152	$210,380	$1,151,430	$429,325

Shares:
class 2	—	—	—	—	—	—	123,258	—	—	—
class A	—	—	—	—	—	23,281	—	—	—	—
class D	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class PRIM	—	—	—	—	—	—	—	22,597	199,209	—
class S	—	—	—	—	—	—	—	—	—	—
class S1	43,818	12,773	7,410	8,223	6,123,274	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	429,324
class STD2	—	—	—	—	—	—	—	—	—	—
Total shares	43,818	12,773	7,410	8,223	6,123,274	23,281	123,258	22,597	199,209	429,324

Cost	$1,305,861	$135,262	$33,490	$219,030	$6,123,274	$1,480,884	$2,830,527	$240,202	$1,257,108	$429,324

Deferred contracts in the accumulation period:
Units owned by participants #	35,616	13,673	3,130	10,108	550,326	9,137	37,790	13,066	35,340	36,831
Minimum unit fair value #*	$41.461919	$9.949306	$11.221813	$28.563752	$9.621410	$183.396821	$61.105956	$15.218192	$29.983307	$7.890118
Maximum unit fair value #*	$81.135097	$9.949306	$11.221813	$28.563752	$11.475634	$183.396821	$61.105956	$22.541268	$49.371822	$11.784540
Contract liability	$1,562,596	$136,033	$35,125	$288,723	$5,766,901	$1,675,738	$2,309,220	$210,380	$1,150,654	$429,325

Contracts in payout (annuitization) period:
Units owned by participants #	370	—	—	287	34,214	2,611	4,287	—	16	—
Minimum unit fair value #*	$41.461919	$—	$—	$28.563752	$10.182213	$183.396821	$61.105956	$—	$49.371822	$—
Maximum unit fair value #*	$81.135097	$—	$—	$28.563752	$11.475634	$183.396821	$61.105956	$—	$49.371822	$—
Contract liability	$16,182	$—	$—	$8,196	$356,375	$478,927	$261,932	$—	$776	$—

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.

VARIABLE ACCOUNT D
Union Security Insurance Company
Statements of Assets and Liabilities (continued)
December 31, 2025

	Federated Hermes Quality Bond Fund II	Federated Hermes Managed Volatility Fund II	Federated Hermes Kaufmann Fund II	Hartford Balanced HLS Fund	Hartford Total Return Bond HLS Fund	Hartford Capital Appreciation HLS Fund	Hartford Dividend and Growth HLS Fund	Hartford Disciplined Equity HLS Fund	Hartford International Opportunities HLS Fund	Hartford MidCap HLS Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Assets:
Investments, at fair value
class 2	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class A	—	—	—	—	—	—	—	—	—	—
class D	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	40,447,111	14,673,869	13,791,326	29,354,334	335,375,024	17,380,548	16,284,304
class INIT	—	—	—	—	—	—	—	—	—	—
class PRIM	825,400	8,400,323	5,580,338	—	—	—	—	—	—	—
class S	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class STD2	—	—	—	—	—	—	—	—	—	—
Total investments	825,400	8,400,323	5,580,338	40,447,111	14,673,869	13,791,326	29,354,334	335,375,024	17,380,548	16,284,304
Due from Sponsor Company	—	—	—	48,758	13,026	—	—	—	—	—
Receivable for fund shares sold	29	291	193	—	—	510	19,125	272,821	58,992	74,668
Other assets	—	—	—	—	1	—	2	—	1	—
Total assets	825,429	8,400,614	5,580,531	40,495,869	14,686,896	13,791,836	29,373,461	335,647,845	17,439,541	16,358,972

Liabilities:
Due to Sponsor Company	29	291	193	—	—	510	19,125	272,821	58,992	74,668
Payable for fund shares purchased	—	—	—	48,758	13,026	—	—	—	—	—
Other liabilities	—	—	—	1	—	—	—	—	—	—
Total liabilities	29	291	193	48,759	13,026	510	19,125	272,821	58,992	74,668

Net assets:
For contract liabilities	$825,400	$8,400,323	$5,580,338	$40,447,110	$14,673,870	$13,791,326	$29,354,336	$335,375,024	$17,380,549	$16,284,304

Contract Liabilities:
class 2	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class A	—	—	—	—	—	—	—	—	—	—
class D	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	40,447,110	14,673,870	13,791,326	29,354,336	335,375,024	17,380,549	16,284,304
class INIT	—	—	—	—	—	—	—	—	—	—
class PRIM	825,400	8,400,323	5,580,338	—	—	—	—	—	—	—
class S	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class STD2	—	—	—	—	—	—	—	—	—	—
Total contract liabilities	$825,400	$8,400,323	$5,580,338	$40,447,110	$14,673,870	$13,791,326	$29,354,336	$335,375,024	$17,380,549	$16,284,304

Shares:
class 2	—	—	—	—	—	—	—	—	—	—
class A	—	—	—	—	—	—	—	—	—	—
class D	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	1,381,390	1,530,122	259,089	1,283,530	14,462,054	844,946	701,910
class INIT	—	—	—	—	—	—	—	—	—	—
class PRIM	78,015	807,723	286,171	—	—	—	—	—	—	—
class S	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class STD2	—	—	—	—	—	—	—	—	—	—
Total shares	78,015	807,723	286,171	1,381,390	1,530,122	259,089	1,283,530	14,462,054	844,946	701,910

Cost	$842,605	$7,746,491	$4,755,367	$36,611,573	$16,978,293	$12,070,923	$28,080,852	$238,384,153	$11,810,563	$22,406,367

Deferred contracts in the accumulation period:
Units owned by participants #	39,343	367,509	135,400	3,067,753	3,263,322	1,563,141	4,072,870	2,589,764	3,315,716	1,412,140
Minimum unit fair value #*	$20.377719	$21.895157	$40.265931	$12.228871	$4.031400	$7.886151	$6.101593	$18.471508	$4.557244	$11.036124
Maximum unit fair value #*	$21.445460	$43.413744	$41.574841	$41.233402	$20.744912	$9.049122	$17.489828	$138.546188	$24.715280	$11.398621
Contract liability	$825,400	$8,390,910	$5,580,338	$38,633,437	$14,341,418	$13,728,068	$28,864,360	$319,415,804	$16,811,665	$15,971,532

Contracts in payout (annuitization) period:
Units owned by participants #	—	217	—	148,311	82,466	7,153	68,942	127,113	111,306	27,588
Minimum unit fair value #*	$—	$43.413744	$—	$12.228871	$4.031400	$8.844050	$7.107054	$18.471508	$5.110984	$11.337401
Maximum unit fair value #*	$—	$43.413744	$—	$12.228871	$4.031400	$8.844050	$7.107054	$138.546188	$5.110984	$11.337401
Contract liability	$—	$9,413	$—	$1,813,673	$332,452	$63,258	$489,976	$15,959,220	$568,884	$312,772

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.

VARIABLE ACCOUNT D
Union Security Insurance Company
Statements of Assets and Liabilities (continued)
December 31, 2025

	Hartford Ultrashort Bond HLS Fund	Hartford SmallCap Growth HLS Fund	Hartford Stock HLS Fund	VY® JPMorgan Emerging Markets Equity Portfolio	Invesco V.I. Health Care Fund	Invesco V.I. Technology Fund	MFS® Growth Series	MFS® High Yield Portfolio	MFS® Income Portfolio	BlackRock S&P 500 Index V.I. Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Assets:
Investments, at fair value
class 2	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class A	—	—	—	—	—	—	—	—	—	—
class D	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	196,307	—	—	—	—	—	51,338,179
class IA	11,101,369	29,631,829	4,306,715	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	3,484,357	306,218	176,519	—
class PRIM	—	—	—	—	—	—	—	—	—	—
class S	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	673,959	1,644,291	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class STD2	—	—	—	—	—	—	—	—	—	—
Total investments	11,101,369	29,631,829	4,306,715	196,307	673,959	1,644,291	3,484,357	306,218	176,519	51,338,179
Due from Sponsor Company	—	37,378	1,700	—	—	—	—	—	—	—
Receivable for fund shares sold	4,673	—	—	2	8	20	87	8	2	29,009
Other assets	—	—	—	—	—	—	—	—	—	—
Total assets	11,106,042	29,669,207	4,308,415	196,309	673,967	1,644,311	3,484,444	306,226	176,521	51,367,188

Liabilities:
Due to Sponsor Company	4,673	—	—	2	8	20	87	8	2	29,009
Payable for fund shares purchased	—	37,378	1,700	—	—	—	—	—	—	—
Other liabilities	1	—	1	—	—	—	—	—	—	—
Total liabilities	4,674	37,378	1,701	2	8	20	87	8	2	29,009

Net assets:
For contract liabilities	$11,101,368	$29,631,829	$4,306,714	$196,307	$673,959	$1,644,291	$3,484,357	$306,218	$176,519	$51,338,179

Contract Liabilities:
class 2	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class A	—	—	—	—	—	—	—	—	—	—
class D	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	196,307	—	—	—	—	—	51,338,179
class IA	11,101,368	29,631,829	4,306,714	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	3,484,357	306,218	176,519	—
class PRIM	—	—	—	—	—	—	—	—	—	—
class S	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	673,959	1,644,291	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class STD2	—	—	—	—	—	—	—	—	—	—
Total contract liabilities	$11,101,368	$29,631,829	$4,306,714	$196,307	$673,959	$1,644,291	$3,484,357	$306,218	$176,519	$51,338,179

Shares:
class 2	—	—	—	—	—	—	—	—	—	—
class A	—	—	—	—	—	—	—	—	—	—
class D	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	14,235	—	—	—	—	—	1,330,349
class IA	1,074,673	1,205,526	46,145	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	51,354	60,161	20,670	—
class PRIM	—	—	—	—	—	—	—	—	—	—
class S	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	22,548	64,005	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class STD2	—	—	—	—	—	—	—	—	—	—
Total shares	1,074,673	1,205,526	46,145	14,235	22,548	64,005	51,354	60,161	20,670	1,330,349

Cost	$10,893,045	$28,709,100	$3,506,638	$208,245	$585,847	$1,329,778	$2,610,107	$328,618	$197,437	$35,104,655

Deferred contracts in the accumulation period:
Units owned by participants #	5,132,458	277,812	744,265	5,149	6,867	15,741	28,778	18,309	12,505	2,029,942
Minimum unit fair value #*	$1.229225	$46.893155	$5.234761	$34.425042	$86.757556	$96.280116	$79.812605	$15.004670	$14.083184	$23.614109
Maximum unit fair value #*	$14.044004	$107.937881	$39.224553	$34.425042	$86.757556	$96.280116	$170.202966	$16.898169	$14.083184	$26.379677
Contract liability	$10,709,691	$28,520,329	$4,291,504	$177,260	$595,763	$1,515,587	$3,141,054	$287,359	$176,115	$49,982,488

Contracts in payout (annuitization) period:
Units owned by participants #	211,137	10,298	2,591	553	901	1,337	2,785	1,126	29	54,526
Minimum unit fair value #*	$1.833993	$107.937881	$5.870706	$34.425042	$86.757556	$96.280116	$79.812605	$15.004670	$14.083184	$24.566927
Maximum unit fair value #*	$14.044004	$107.937881	$5.870706	$34.425042	$86.757556	$96.280116	$170.202966	$16.898169	$14.083184	$26.379677
Contract liability	$391,677	$1,111,500	$15,210	$19,047	$78,196	$128,704	$343,303	$18,859	$404	$1,355,691

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.

VARIABLE ACCOUNT D
Union Security Insurance Company
Statements of Assets and Liabilities (continued)
December 31, 2025

	Neuberger Berman AMT Short Duration Bond Portfolio	DWS CROCI® International VIP	VanEck VIP Emerging Markets Bond Fund	VanEck VIP Global Resources Fund	Allspring VT Index Asset Allocation Fund	Allspring VT Small Cap Growth Fund	Allspring VT Discovery SMID Cap Growth Fund	Allspring VT Opportunity Fund	Voya Global High Dividend Low Volatility Portfolio	NVIT Fidelity Institutional AM® Emerging Markets Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account (1)

Assets:
Investments, at fair value
class 2	$—	$—	$—	$—	$1,509,747	$880,590	$495,664	$32,217	$—	$—
class A	—	277,195	—	—	—	—	—	—	—	—
class D	—	—	—	—	—	—	—	—	—	196,205
class I	23,167	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	72,981	108,616	—	—	—	—	—	—
class PRIM	—	—	—	—	—	—	—	—	—	—
class S	—	—	—	—	—	—	—	—	133,848	—
class S1	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class STD2	—	—	—	—	—	—	—	—	—	—
Total investments	23,167	277,195	72,981	108,616	1,509,747	880,590	495,664	32,217	133,848	196,205
Due from Sponsor Company	—	—	—	—	—	—	—	—	—	—
Receivable for fund shares sold	—	11	1	1	58	34	6	1	2	2
Other assets	—	—	—	—	—	—	—	—	—	—
Total assets	23,167	277,206	72,982	108,617	1,509,805	880,624	495,670	32,218	133,850	196,207

Liabilities:
Due to Sponsor Company	—	11	1	1	58	34	6	1	2	2
Payable for fund shares purchased	—	—	—	—	—	—	—	—	—	—
Other liabilities	—	—	—	—	—	—	—	—	—	—
Total liabilities	—	11	1	1	58	34	6	1	2	2

Net assets:
For contract liabilities	$23,167	$277,195	$72,981	$108,616	$1,509,747	$880,590	$495,664	$32,217	$133,848	$196,205

Contract Liabilities:
class 2	$—	$—	$—	$—	$1,509,747	$880,590	$495,664	$32,217	$—	$—
class A	—	277,195	—	—	—	—	—	—	—	—
class D	—	—	—	—	—	—	—	—	—	196,205
class I	23,167	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	72,981	108,616	—	—	—	—	—	—
class PRIM	—	—	—	—	—	—	—	—	—	—
class S	—	—	—	—	—	—	—	—	133,848	—
class S1	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class STD2	—	—	—	—	—	—	—	—	—	—
Total contract liabilities	$23,167	$277,195	$72,981	$108,616	$1,509,747	$880,590	$495,664	$32,217	$133,848	$196,205

Shares:
class 2	—	—	—	—	75,487	91,728	19,599	1,254	—	—
class A	—	26,602	—	—	—	—	—	—	—	—
class D	—	—	—	—	—	—	—	—	—	13,420
class I	2,396	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	8,922	3,241	—	—	—	—	—	—
class PRIM	—	—	—	—	—	—	—	—	—	—
class S	—	—	—	—	—	—	—	—	11,080	—
class S1	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class STD2	—	—	—	—	—	—	—	—	—	—
Total shares	2,396	26,602	8,922	3,241	75,487	91,728	19,599	1,254	11,080	13,420

Cost	$25,277	$198,907	$69,491	$85,204	$1,267,493	$808,744	$509,808	$31,104	$125,215	$182,691

Deferred contracts in the accumulation period:
Units owned by participants #	726	8,209	2,386	2,388	39,196	14,338	3,578	584	5,134	12,195
Minimum unit fair value #*	$18.927713	$30.150812	$29.553457	$43.308998	$38.039646	$58.835538	$119.463014	$42.170763	$20.656654	$15.623080
Maximum unit fair value #*	$18.927713	$30.150812	$29.553457	$43.308998	$38.039646	$58.835538	$119.463014	$42.170763	$20.656654	$15.623080
Contract liability	$13,744	$247,498	$70,514	$103,438	$1,491,020	$843,602	$427,464	$24,618	$106,061	$190,523

Contracts in payout (annuitization) period:
Units owned by participants #	498	985	83	120	492	629	571	180	1,345	364
Minimum unit fair value #*	$18.927713	$30.150812	$29.553457	$43.308998	$38.039646	$58.835538	$119.463014	$42.170763	$20.656654	$15.623080
Maximum unit fair value #*	$18.927713	$30.150812	$29.553457	$43.308998	$38.039646	$58.835538	$119.463014	$42.170763	$20.656654	$15.623080
Contract liability	$9,423	$29,697	$2,467	$5,178	$18,727	$36,988	$68,200	$7,599	$27,787	$5,682

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.

VARIABLE ACCOUNT D
Union Security Insurance Company
Statements of Assets and Liabilities (concluded)
December 31, 2025

	Neuberger Berman AMT Quality Equity Portfolio	LVIP American Century Balanced Fund	LVIP American Century Capital Appreciation Fund	Victory Pioneer Fund VCT Portfolio	Victory Pioneer Select Mid Cap Growth VCT Portfolio
	Sub-Account (2)	Sub-Account	Sub-Account	Sub-Account (3)(5)	Sub-Account (4)(5)

Assets:
Investments, at fair value
class 2	$—	$—	$—	$—	$—
class A	—	—	—	—	—
class D	—	—	—	—	—
class I	715,209	—	—	554,553	1,596,589
class IA	—	—	—	—	—
class INIT	—	—	—	—	—
class PRIM	—	—	—	—	—
class S	—	—	—	—	—
class S1	—	—	—	—	—
class SRV	—	—	—	—	—
class STD2	—	586,080	162,353	—	—
Total investments	715,209	586,080	162,353	554,553	1,596,589
Due from Sponsor Company	—	—	—	—	—
Receivable for fund shares sold	9	7	2	7	20
Other assets	—	—	—	—	—
Total assets	715,218	586,087	162,355	554,560	1,596,609

Liabilities:
Due to Sponsor Company	9	7	2	7	20
Payable for fund shares purchased	—	—	—	—	—
Other liabilities	—	—	—	—	—
Total liabilities	9	7	2	7	20

Net assets:
For contract liabilities	$715,209	$586,080	$162,353	$554,553	$1,596,589

Contract Liabilities:
class 2	$—	$—	$—	$—	$—
class A	—	—	—	—	—
class D	—	—	—	—	—
class I	715,209	—	—	554,553	1,596,589
class IA	—	—	—	—	—
class INIT	—	—	—	—	—
class PRIM	—	—	—	—	—
class S	—	—	—	—	—
class S1	—	—	—	—	—
class SRV	—	—	—	—	—
class STD2	—	586,080	162,353	—	—
Total contract liabilities	$715,209	$586,080	$162,353	$554,553	$1,596,589	$—	$—	$—

Shares:
class 2	—	—	—	—	—
class A	—	—	—	—	—
class D	—	—	—	—	—
class I	16,726	—	—	28,222	54,435
class IA	—	—	—	—	—
class INIT	—	—	—	—	—
class PRIM	—	—	—	—	—
class S	—	—	—	—	—
class S1	—	—	—	—	—
class SRV	—	—	—	—	—
class STD2	—	64,796	10,709	—	—
Total shares	16,726	64,796	10,709	28,222	54,435

Cost	$483,592	$512,861	$162,462	$484,807	$1,357,539

Deferred contracts in the accumulation period:
Units owned by participants #	29,779	8,782	1,429	6,061	14,334
Minimum unit fair value #*	$24.016920	$62.675530	$95.902333	$78.277749	$107.915512
Maximum unit fair value #*	$24.016920	$62.675530	$95.902333	$78.277749	$107.915512
Contract liability	$715,209	$550,424	$137,033	$474,414	$1,546,894

Contracts in payout (annuitization) period:
Units owned by participants #	—	569	264	1,024	460
Minimum unit fair value #*	$—	$62.675530	$95.902333	$78.277749	$107.915512
Maximum unit fair value #*	$—	$62.675530	$95.902333	$78.277749	$107.915512
Contract liability	$—	$35,656	$25,320	$80,139	$49,695

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.

(1) Formerly NVIT Emerging Markets Fund. Change effective March 3, 2025.
(2) Formerly Neuberger Berman AMT Sustainable Equity Portfolio. Change effective July 28, 2025.
(3) Merged assets from Pioneer Fund VCT Portfolio. Change effective March 31, 2025.
(4) Merged assets from Pioneer Select Mid Cap Growth VCT Portfolio. Change effective March 31, 2025.
(5) Funded as of March 31, 2025.

VARIABLE ACCOUNT D
Union Security Insurance Company
Statements of Operations
For the Periods Ended December 31, 2025

	Invesco V.I. Core Equity Fund	Invesco V.I. Government Securities Fund	Invesco V.I. High Yield Fund	Invesco V.I. EQV International Equity Fund	Invesco V.I. Government Money Market Fund	AB VPS Large Cap Growth Portfolio	Allspring VT Discovery All Cap Growth Fund	Federated Hermes Fund for U.S. Government Securities II	Federated Hermes High Income Bond Fund II	Federated Hermes Government Money Fund II
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment income:
Dividends	$9,713	$4,131	$2,411	$4,067	$252,260	$—	$—	$8,722	$71,202	$17,762

Expenses:
Administrative charges	—	—	—	(430)	—	—	—	(204)	(1,015)	(483)
Mortality and expense risk and other charges	(19,242)	(1,791)	(461)	(3,580)	(76,513)	(9,591)	(36,749)	(2,455)	(12,604)	(5,542)
Total expenses	(19,242)	(1,791)	(461)	(4,010)	(76,513)	(9,591)	(36,749)	(2,659)	(13,619)	(6,025)
Net investment income (loss)	(9,529)	2,340	1,950	57	175,747	(9,591)	(36,749)	6,063	57,583	11,737

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	33,912	(1)	33	4,833	—	124,653	60,453	(4,148)	(20,335)	—
Net realized gain distributions	111,811	—	—	18,051	—	177,671	908,501	—	—	—
Change in unrealized appreciation (depreciation) during the period	74,373	5,278	(217)	16,663	—	(39,407)	(625,831)	9,755	41,892	—
Net gain (loss) on investments	220,096	5,277	(184)	39,547	—	262,917	343,123	5,607	21,557	—
Net increase (decrease) in net assets resulting from operations	$210,567	$7,617	$1,766	$39,604	$175,747	$253,326	$306,374	$11,670	$79,140	$11,737

The accompanying notes are an integral part of these financial statements.

VARIABLE ACCOUNT D
Union Security Insurance Company
Statements of Operations (continued)
For the Periods Ended December 31, 2025

	Federated Hermes Quality Bond Fund II	Federated Hermes Managed Volatility Fund II	Federated Hermes Kaufmann Fund II	Hartford Balanced HLS Fund	Hartford Total Return Bond HLS Fund	Hartford Capital Appreciation HLS Fund	Hartford Dividend and Growth HLS Fund	Hartford Disciplined Equity HLS Fund	Hartford International Opportunities HLS Fund	Hartford MidCap HLS Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment income:
Dividends	$27,489	$247,254	$—	$766,648	$805,400	$86,794	$440,710	$1,343,274	$273,882	$—

Expenses:
Administrative charges	(835)	(8,160)	—	(40,846)	(15,216)	—	—	(327,471)	—	—
Mortality and expense risk and other charges	(9,918)	(96,879)	(69,537)	(516,064)	(193,531)	(185,552)	(390,153)	(4,164,142)	(226,697)	(243,739)
Total expenses	(10,753)	(105,039)	(69,537)	(556,910)	(208,747)	(185,552)	(390,153)	(4,491,613)	(226,697)	(243,739)
Net investment income (loss)	16,736	142,215	(69,537)	209,738	596,653	(98,758)	50,557	(3,148,339)	47,185	(243,739)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(2,371)	32,919	68,796	748,202	(410,459)	267,664	415,359	14,817,448	534,345	(600,208)
Net realized gain distributions	—	150,841	561,403	3,767,518	—	1,575,085	4,372,587	32,188,655	129,108	3,217,759
Change in unrealized appreciation (depreciation) during the period	32,027	125,250	(32,590)	(661,028)	664,372	(202,402)	(692,589)	(4,432,361)	3,388,654	(2,643,224)
Net gain (loss) on investments	29,656	309,010	597,609	3,854,692	253,913	1,640,347	4,095,357	42,573,742	4,052,107	(25,673)
Net increase (decrease) in net assets resulting from operations	$46,392	$451,225	$528,072	$4,064,430	$850,566	$1,541,589	$4,145,914	$39,425,403	$4,099,292	$(269,412)

The accompanying notes are an integral part of these financial statements.

VARIABLE ACCOUNT D
Union Security Insurance Company
Statements of Operations (continued)
For the Periods Ended December 31, 2025

	Hartford Ultrashort Bond HLS Fund	Hartford SmallCap Growth HLS Fund	Hartford Stock HLS Fund	VY® JPMorgan Emerging Markets Equity Portfolio	Invesco V.I. Health Care Fund	Invesco V.I. Technology Fund	MFS® Growth Series	MFS® High Yield Portfolio	MFS® Income Portfolio	BlackRock S&P 500 Index V.I. Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment income:
Dividends	$580,437	$822,055	$50,810	$539	$—	$—	$—	$21,214	$7,318	$553,195

Expenses:
Administrative charges	(11,506)	(29,287)	—	—	—	—	(2,435)	—	—	—
Mortality and expense risk and other charges	(145,297)	(367,605)	(63,835)	(336)	(2,818)	(6,827)	(29,416)	(3,036)	(825)	(637,265)
Total expenses	(156,803)	(396,892)	(63,835)	(336)	(2,818)	(6,827)	(31,851)	(3,036)	(825)	(637,265)
Net investment income (loss)	423,634	425,163	(13,025)	203	(2,818)	(6,827)	(31,851)	18,178	6,493	(84,070)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	103,661	295,853	190,598	(2,925)	3,705	60,700	167,190	(3,420)	(3,324)	2,148,484
Net realized gain distributions	—	5,203,220	585,649	12,429	25,955	172,507	668,697	—	—	2,765,195
Change in unrealized appreciation (depreciation) during the period	(169,125)	(4,432,895)	(482,218)	11,645	62,223	59,698	(413,069)	6,274	8,831	2,516,779
Net gain (loss) on investments	(65,464)	1,066,178	294,029	21,149	91,883	292,905	422,818	2,854	5,507	7,430,458
Net increase (decrease) in net assets resulting from operations	$358,170	$1,491,341	$281,004	$21,352	$89,065	$286,078	$390,967	$21,032	$12,000	$7,346,388

The accompanying notes are an integral part of these financial statements.

VARIABLE ACCOUNT D
Union Security Insurance Company
Statements of Operations (continued)
For the Periods Ended December 31, 2025

	Neuberger Berman AMT Short Duration Bond Portfolio	Pioneer Fund VCT Portfolio	DWS CROCI® International VIP	Pioneer Select Mid Cap Growth VCT Portfolio	VanEck VIP Emerging Markets Bond Fund	VanEck VIP Global Resources Fund	Allspring VT Index Asset Allocation Fund	Allspring VT Small Cap Growth Fund	Allspring VT Discovery SMID Cap Growth Fund	Allspring VT Opportunity Fund
	Sub-Account	Sub-Account (1)	Sub-Account	Sub-Account (2)	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment income:
Dividends	$1,234	$1,400	$7,096	$—	$3,574	$2,338	$18,577	$—	$—	$16

Expenses:
Administrative charges	—	—	(383)	—	—	—	(2,258)	(1,363)	—	—
Mortality and expense risk and other charges	(107)	(1,484)	(3,192)	(2,434)	(303)	(420)	(18,818)	(11,357)	(2,335)	(544)
Total expenses	(107)	(1,484)	(3,575)	(2,434)	(303)	(420)	(21,076)	(12,720)	(2,335)	(544)
Net investment income (loss)	1,127	(84)	3,521	(2,434)	3,271	1,918	(2,499)	(12,720)	(2,335)	(528)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(257)	63,314	6,803	(30,919)	1	4,660	22,916	(3,465)	(9,032)	147
Net realized gain distributions	—	—	—	—	—	—	131,640	52,786	3,460	3,267
Change in unrealized appreciation (depreciation) during the period	339	(153,737)	79,866	(175,428)	7,861	23,347	(8,948)	9,962	30,182	(3,112)
Net gain (loss) on investments	82	(90,423)	86,669	(206,347)	7,862	28,007	145,608	59,283	24,610	302
Net increase (decrease) in net assets resulting from operations	$1,209	$(90,507)	$90,190	$(208,781)	$11,133	$29,925	$143,109	$46,563	$22,275	$(226)

The accompanying notes are an integral part of these financial statements.

VARIABLE ACCOUNT D
Union Security Insurance Company
Statements of Operations (concluded)
For the Periods Ended December 31, 2025

	Voya Global High Dividend Low Volatility Portfolio	NVIT Fidelity Institutional AM® Emerging Markets Fund	Neuberger Berman AMT Quality Equity Portfolio	LVIP American Century Balanced Fund	LVIP American Century Capital Appreciation Fund	Victory Pioneer Fund VCT Portfolio	Victory Pioneer Select Mid Cap Growth VCT Portfolio
	Sub-Account	Sub-Account (3)	Sub-Account (4)	Sub-Account	Sub-Account	Sub-Account (5)(7)	Sub-Account (6)(7)

Investment income:
Dividends	$3,515	$159	$—	$10,563	$—	$2,965	$—

Expenses:
Administrative charges	—	—	—	—	—	—	—
Mortality and expense risk and other charges	(784)	(301)	(3,219)	(2,701)	(730)	(3,365)	(6,707)
Total expenses	(784)	(301)	(3,219)	(2,701)	(730)	(3,365)	(6,707)
Net investment income (loss)	2,731	(142)	(3,219)	7,862	(730)	(400)	(6,707)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	4,666	3,140	42,737	8,719	1,348	75,623	113,426
Net realized gain distributions	21,139	—	40,208	—	26,163	166,418	241,329
Change in unrealized appreciation (depreciation) during the period	159	15,585	6,750	32,515	(17,270)	69,746	239,050
Net gain (loss) on investments	25,964	18,725	89,695	41,234	10,241	311,787	593,805
Net increase (decrease) in net assets resulting from operations	$28,695	$18,583	$86,476	$49,096	$9,511	$311,387	$587,098

The accompanying notes are an integral part of these financial statements.

(1) Merged into Victory Pioneer Fund VCT Portfolio. Change effective March 31, 2025.
(2) Merged into Victory Pioneer Select Mid Cap Growth VCT Portfolio. Change effective March 31, 2025.
(3) Formerly NVIT Emerging Markets Fund. Change effective March 3, 2025.
(4) Formerly Neuberger Berman AMT Sustainable Equity Portfolio. Change effective July 28, 2025.
(5) Merged assets from Pioneer Fund VCT Portfolio. Change effective March 31, 2025.
(6) Merged assets from Pioneer Select Mid Cap Growth VCT Portfolio. Change effective March 31, 2025.
(7) Funded as of March 31, 2025.

VARIABLE ACCOUNT D
Union Security Insurance Company
Statements of Changes in Net Assets
For the Periods Ended December 31, 2025

	Invesco V.I. Core Equity Fund	Invesco V.I. Government Securities Fund	Invesco V.I. High Yield Fund	Invesco V.I. EQV International Equity Fund	Invesco V.I. Government Money Market Fund	AB VPS Large Cap Growth Portfolio	Allspring VT Discovery All Cap Growth Fund	Federated Hermes Fund for U.S. Government Securities II	Federated Hermes High Income Bond Fund II	Federated Hermes Government Money Fund II
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(9,529)	$2,340	$1,950	$57	$175,747	$(9,591)	$(36,749)	$6,063	$57,583	$11,737
Net realized gain (loss) on security transactions	33,912	(1)	33	4,833	—	124,653	60,453	(4,148)	(20,335)	—
Net realized gain distributions	111,811	—	—	18,051	—	177,671	908,501	—	—	—
Change in unrealized appreciation (depreciation) during the period	74,373	5,278	(217)	16,663	—	(39,407)	(625,831)	9,755	41,892	—
Net increase (decrease) in net assets resulting from operations	210,567	7,617	1,766	39,604	175,747	253,326	306,374	11,670	79,140	11,737

Unit transactions:
Purchases	1,260	—	—	—	3,080	—	360	5,723	—	1,643
Net transfers	(49,017)	—	—	—	1,110,686	(55,783)	3,194	3	61,210	(39,330)
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(48,552)	(1)	—	(11,427)	(1,482,348)	(198,020)	(567,190)	(5,355)	(55,938)	(8,173)
Other transactions	1	—	—	—	407	—	147	—	—	27
Death benefits	(96,038)	—	—	—	(212,870)	(26,597)	(512,424)	(21,726)	(106,210)	(39,415)
Net annuity transactions	(3,010)	—	—	(830)	(64,597)	(36,700)	(31,987)	(216)	(108)	—
Net increase (decrease) in net assets resulting from unit transactions	(195,356)	(1)	—	(12,257)	(645,642)	(317,100)	(1,107,900)	(21,571)	(101,046)	(85,248)
Net increase (decrease) in net assets	15,211	7,616	1,766	27,347	(469,895)	(63,774)	(801,526)	(9,901)	(21,906)	(73,511)

Net assets:
Beginning of period	1,563,567	128,417	33,359	269,572	6,593,171	2,218,439	3,372,678	220,281	1,173,336	502,836
End of period	$1,578,778	$136,033	$35,125	$296,919	$6,123,276	$2,154,665	$2,571,152	$210,380	$1,151,430	$429,325

The accompanying notes are an integral part of these financial statements.

VARIABLE ACCOUNT D
Union Security Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2025

	Federated Hermes Quality Bond Fund II	Federated Hermes Managed Volatility Fund II	Federated Hermes Kaufmann Fund II	Hartford Balanced HLS Fund	Hartford Total Return Bond HLS Fund	Hartford Capital Appreciation HLS Fund	Hartford Dividend and Growth HLS Fund	Hartford Disciplined Equity HLS Fund	Hartford International Opportunities HLS Fund	Hartford MidCap HLS Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$16,736	$142,215	$(69,537)	$209,738	$596,653	$(98,758)	$50,557	$(3,148,339)	$47,185	$(243,739)
Net realized gain (loss) on security transactions	(2,371)	32,919	68,796	748,202	(410,459)	267,664	415,359	14,817,448	534,345	(600,208)
Net realized gain distributions	—	150,841	561,403	3,767,518	—	1,575,085	4,372,587	32,188,655	129,108	3,217,759
Change in unrealized appreciation (depreciation) during the period	32,027	125,250	(32,590)	(661,028)	664,372	(202,402)	(692,589)	(4,432,361)	3,388,654	(2,643,224)
Net increase (decrease) in net assets resulting from operations	46,392	451,225	528,072	4,064,430	850,566	1,541,589	4,145,914	39,425,403	4,099,292	(269,412)

Unit transactions:
Purchases	—	26,466	23,949	221,449	90,862	183,803	223,925	881,941	59,952	45,901
Net transfers	86	(60,988)	20,191	595,991	200,068	4,433	1,612,672	(4,644,587)	(299,594)	90,504
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(28,244)	(472,385)	(290,260)	(3,993,472)	(1,648,610)	(1,334,694)	(4,454,134)	(32,999,324)	(1,218,732)	(1,707,992)
Other transactions	—	4	—	(133)	(10)	(2)	192	(812)	(96)	32
Death benefits	(22,192)	(360,746)	(225,678)	(1,827,897)	(337,061)	(310,835)	(647,113)	(8,189,977)	(236,844)	(414,534)
Net annuity transactions	—	(1,814)	—	(92,431)	(45,098)	(62,233)	(111,093)	(836,607)	(44,323)	(77,520)
Net increase (decrease) in net assets resulting from unit transactions	(50,350)	(869,463)	(471,798)	(5,096,493)	(1,739,849)	(1,519,528)	(3,375,551)	(45,789,366)	(1,739,637)	(2,063,609)
Net increase (decrease) in net assets	(3,958)	(418,238)	56,274	(1,032,063)	(889,283)	22,061	770,363	(6,363,963)	2,359,655	(2,333,021)

Net assets:
Beginning of period	829,358	8,818,561	5,524,064	41,479,173	15,563,153	13,769,265	28,583,973	341,738,987	15,020,894	18,617,325
End of period	$825,400	$8,400,323	$5,580,338	$40,447,110	$14,673,870	$13,791,326	$29,354,336	$335,375,024	$17,380,549	$16,284,304

The accompanying notes are an integral part of these financial statements.

VARIABLE ACCOUNT D
Union Security Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2025

	Hartford Ultrashort Bond HLS Fund	Hartford SmallCap Growth HLS Fund	Hartford Stock HLS Fund	VY® JPMorgan Emerging Markets Equity Portfolio	Invesco V.I. Health Care Fund	Invesco V.I. Technology Fund	MFS® Growth Series	MFS® High Yield Portfolio	MFS® Income Portfolio	BlackRock S&P 500 Index V.I. Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$423,634	$425,163	$(13,025)	$203	$(2,818)	$(6,827)	$(31,851)	$18,178	$6,493	$(84,070)
Net realized gain (loss) on security transactions	103,661	295,853	190,598	(2,925)	3,705	60,700	167,190	(3,420)	(3,324)	2,148,484
Net realized gain distributions	—	5,203,220	585,649	12,429	25,955	172,507	668,697	—	—	2,765,195
Change in unrealized appreciation (depreciation) during the period	(169,125)	(4,432,895)	(482,218)	11,645	62,223	59,698	(413,069)	6,274	8,831	2,516,779
Net increase (decrease) in net assets resulting from operations	358,170	1,491,341	281,004	21,352	89,065	286,078	390,967	21,032	12,000	7,346,388

Unit transactions:
Purchases	38,075	61,219	26,909	—	—	—	60	—	—	324,729
Net transfers	1,186,949	(242,291)	(84,658)	152,102	—	(92,210)	(151,065)	38,700	6,139	350,491
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(2,279,566)	(2,617,932)	(489,156)	(8,431)	(26,588)	(3,595)	(147,586)	(22,152)	(1,018)	(4,623,161)
Other transactions	(32)	(285)	(1)	—	15	(1)	3	—	—	8
Death benefits	(436,634)	(460,798)	(68,426)	(14,418)	—	(30,700)	(228,037)	—	—	(818,917)
Net annuity transactions	(109,612)	(73,044)	(64,516)	(1,589)	(6,962)	(10,956)	(40,752)	(2,276)	(364)	(130,989)
Net increase (decrease) in net assets resulting from unit transactions	(1,600,820)	(3,333,131)	(679,848)	127,664	(33,535)	(137,462)	(567,377)	14,272	4,757	(4,897,839)
Net increase (decrease) in net assets	(1,242,650)	(1,841,790)	(398,844)	149,016	55,530	148,616	(176,410)	35,304	16,757	2,448,549

Net assets:
Beginning of period	12,344,018	31,473,619	4,705,558	47,291	618,429	1,495,675	3,660,767	270,914	159,762	48,889,630
End of period	$11,101,368	$29,631,829	$4,306,714	$196,307	$673,959	$1,644,291	$3,484,357	$306,218	$176,519	$51,338,179

The accompanying notes are an integral part of these financial statements.

VARIABLE ACCOUNT D
Union Security Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2025

	Neuberger Berman AMT Short Duration Bond Portfolio	Pioneer Fund VCT Portfolio	DWS CROCI® International VIP	Pioneer Select Mid Cap Growth VCT Portfolio	VanEck VIP Emerging Markets Bond Fund	VanEck VIP Global Resources Fund	Allspring VT Index Asset Allocation Fund	Allspring VT Small Cap Growth Fund	Allspring VT Discovery SMID Cap Growth Fund	Allspring VT Opportunity Fund
	Sub-Account	Sub-Account (1)	Sub-Account	Sub-Account (2)	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$1,127	$(84)	$3,521	$(2,434)	$3,271	$1,918	$(2,499)	$(12,720)	$(2,335)	$(528)
Net realized gain (loss) on security transactions	(257)	63,314	6,803	(30,919)	1	4,660	22,916	(3,465)	(9,032)	147
Net realized gain distributions	—	—	—	—	—	—	131,640	52,786	3,460	3,267
Change in unrealized appreciation (depreciation) during the period	339	(153,737)	79,866	(175,428)	7,861	23,347	(8,948)	9,962	30,182	(3,112)
Net increase (decrease) in net assets resulting from operations	1,209	(90,507)	90,190	(208,781)	11,133	29,925	143,109	46,563	22,275	(226)

Unit transactions:
Purchases	—	—	—	—	—	—	—	300	—	—
Net transfers	—	3,634	(6,053)	102,088	—	(579)	392	1,138	—	—
Net interfund transfers due to corporate actions	—	(1,208,992)	—	(1,974,640)	—	—	—	—	—	—
Surrenders for benefit payments and fees	(929)	(1,022)	(28,778)	(1)	—	(44,772)	(61,035)	(237,977)	(95,666)	(21,923)
Other transactions	—	—	—	—	—	—	—	—	—	—
Death benefits	—	—	—	—	—	—	(84,722)	(28,025)	—	—
Net annuity transactions	(1,990)	(67,003)	(2,387)	(43,108)	(200)	(624)	(1,617)	(3,170)	(7,162)	(779)
Net increase (decrease) in net assets resulting from unit transactions	(2,919)	(1,273,383)	(37,218)	(1,915,661)	(200)	(45,975)	(146,982)	(267,734)	(102,828)	(22,702)
Net increase (decrease) in net assets	(1,710)	(1,363,890)	52,972	(2,124,442)	10,933	(16,050)	(3,873)	(221,171)	(80,553)	(22,928)

Net assets:
Beginning of period	24,877	1,363,890	224,223	2,124,442	62,048	124,666	1,513,620	1,101,761	576,217	55,145
End of period	$23,167	$—	$277,195	$—	$72,981	$108,616	$1,509,747	$880,590	$495,664	$32,217

The accompanying notes are an integral part of these financial statements.

VARIABLE ACCOUNT D
Union Security Insurance Company
Statements of Changes in Net Assets (concluded)
For the Periods Ended December 31, 2025

	Voya Global High Dividend Low Volatility Portfolio	NVIT Fidelity Institutional AM® Emerging Markets Fund	Neuberger Berman AMT Quality Equity Portfolio	LVIP American Century Balanced Fund	LVIP American Century Capital Appreciation Fund	Victory Pioneer Fund VCT Portfolio	Victory Pioneer Select Mid Cap Growth VCT Portfolio
	Sub-Account	Sub-Account (3)	Sub-Account (4)	Sub-Account	Sub-Account	Sub-Account (5)(7)	Sub-Account (6)(7)

Operations:
Net investment income (loss)	$2,731	$(142)	$(3,219)	$7,862	$(730)	$(400)	$(6,707)
Net realized gain (loss) on security transactions	4,666	3,140	42,737	8,719	1,348	75,623	113,426
Net realized gain distributions	21,139	—	40,208	—	26,163	166,418	241,329
Change in unrealized appreciation (depreciation) during the period	159	15,585	6,750	32,515	(17,270)	69,746	239,050
Net increase (decrease) in net assets resulting from operations	28,695	18,583	86,476	49,096	9,511	311,387	587,098

Unit transactions:
Purchases	—	—	—	—	—	—	—
Net transfers	(318)	152,412	1,645	(17,771)	(3,758)	(130,027)	(103,003)
Net interfund transfers due to corporate actions	—	—	—	—	—	1,208,992	1,974,640
Surrenders for benefit payments and fees	(35,043)	(6,508)	(130,142)	(71,077)	(10)	(197,093)	(151,302)
Other transactions	—	—	—	—	—	4	1
Death benefits	(33,018)	(11,686)	—	(121)	—	(698,449)	(747,443)
Net annuity transactions	(2,274)	(480)	(2,664)	(4,152)	(3,178)	59,739	36,598
Net increase (decrease) in net assets resulting from unit transactions	(70,653)	133,738	(131,161)	(93,121)	(6,946)	243,166	1,009,491
Net increase (decrease) in net assets	(41,958)	152,321	(44,685)	(44,025)	2,565	554,553	1,596,589

Net assets:
Beginning of period	175,806	43,884	759,894	630,105	159,788	—	—
End of period	$133,848	$196,205	$715,209	$586,080	$162,353	$554,553	$1,596,589

The accompanying notes are an integral part of these financial statements.

(1) Merged into Victory Pioneer Fund VCT Portfolio. Change effective March 31, 2025.
(2) Merged into Victory Pioneer Select Mid Cap Growth VCT Portfolio. Change effective March 31, 2025.
(3) Formerly NVIT Emerging Markets Fund. Change effective March 3, 2025.
(4) Formerly Neuberger Berman AMT Sustainable Equity Portfolio. Change effective July 28, 2025.
(5) Merged assets from Pioneer Fund VCT Portfolio. Change effective March 31, 2025.
(6) Merged assets from Pioneer Select Mid Cap Growth VCT Portfolio. Change effective March 31, 2025.
(7) Funded as of March 31, 2025.

VARIABLE ACCOUNT D
Union Security Insurance Company
Statements of Changes in Net Assets
For the Periods Ended December 31, 2024

	Invesco V.I. Core Equity Fund	Invesco V.I. Government Securities Fund	Invesco V.I. High Yield Fund	Invesco V.I. EQV International Equity Fund	Invesco V.I. Government Money Market Fund	AB VPS Large Cap Growth Portfolio	Allspring VT Discovery All Cap Growth Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(9,775)	$1,565	$1,422	$523	$261,375	$(8,319)	$(47,555)
Net realized gain (loss) on security transactions	44,921	(42)	30	29,981	—	30,667	35,712
Net realized gain distributions	125,824	—	—	1,522	—	85,501	166,056
Change in unrealized appreciation (depreciation) during the period	177,201	(1,061)	521	(29,561)	—	344,502	442,567
Net increase (decrease) in net assets resulting from operations	338,171	462	1,973	2,465	261,375	452,351	596,780

Unit transactions:
Purchases	30,592	—	—	331	57,306	—	30,617
Net transfers	(2,039)	—	323	(3,929)	2,245,421	(12,067)	(3,014)
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(244,493)	(1)	—	(25,944)	(2,095,449)	(35,017)	(302,943)
Other transactions	—	—	—	(1)	677	(14)	(52)
Death benefits	(87,752)	(410)	—	(66,251)	(1,003,628)	—	(155,612)
Net annuity transactions	(3,013)	—	—	(5,545)	(42,788)	(36,537)	(52,730)
Net increase (decrease) in net assets resulting from unit transactions	(306,705)	(411)	323	(101,339)	(838,461)	(83,635)	(483,734)
Net increase (decrease) in net assets	31,466	51	2,296	(98,874)	(577,086)	368,716	113,046

Net assets:
Beginning of period	1,532,101	128,366	31,063	368,446	7,170,257	1,849,723	3,259,632
End of period	$1,563,567	$128,417	$33,359	$269,572	$6,593,171	$2,218,439	$3,372,678

The accompanying notes are an integral part of these financial statements.

VARIABLE ACCOUNT D
Union Security Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2024

	Federated Hermes Fund for U.S. Government Securities II	Federated Hermes High Income Bond Fund II	Federated Hermes Government Money Fund II	Federated Hermes Quality Bond Fund II	Federated Hermes Managed Volatility Fund II	Federated Hermes Kaufmann Fund II	Hartford Balanced HLS Fund	Hartford Total Return Bond HLS Fund	Hartford Capital Appreciation HLS Fund	Hartford Dividend and Growth HLS Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$5,855	$53,769	$17,299	$15,150	$87,136	$(24,814)	$228,280	$358,854	$(91,911)	$139,110
Net realized gain (loss) on security transactions	(10,743)	(27,675)	—	(6,544)	14,798	141,149	947,576	(481,108)	332,503	478,351
Net realized gain distributions	—	—	—	—	—	159,824	2,817,099	—	565,865	1,976,864
Change in unrealized appreciation (depreciation) during the period	2,844	32,288	—	13,756	1,065,294	575,118	(8,184)	284,157	1,724,088	587,519
Net increase (decrease) in net assets resulting from operations	(2,044)	58,382	17,299	22,362	1,167,228	851,277	3,984,771	161,903	2,530,545	3,181,844

Unit transactions:
Purchases	—	12,238	2,106	9,191	30,963	14,612	329,257	64,365	48,584	111,934
Net transfers	10,731	39,492	(244)	7,808	47,428	(10,220)	374,180	372,164	(78,800)	41,475
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(21,535)	(47,088)	(16,554)	(40,172)	(444,798)	(321,199)	(4,818,428)	(1,977,740)	(1,948,296)	(3,179,113)
Other transactions	—	—	43	—	2	—	(218)	54	11	15
Death benefits	(26,818)	(123,797)	(48,140)	(51,847)	(512,358)	(495,554)	(1,391,305)	(403,029)	(219,464)	(636,461)
Net annuity transactions	(19)	(155)	—	—	(1,068)	—	(258,514)	(30,335)	(2,399)	(68,719)
Net increase (decrease) in net assets resulting from unit transactions	(37,641)	(119,310)	(62,789)	(75,020)	(879,831)	(812,361)	(5,765,028)	(1,974,521)	(2,200,364)	(3,730,869)
Net increase (decrease) in net assets	(39,685)	(60,928)	(45,490)	(52,658)	287,397	38,916	(1,780,257)	(1,812,618)	330,181	(549,025)

Net assets:
Beginning of period	259,966	1,234,264	548,326	882,016	8,531,164	5,485,148	43,259,430	17,375,771	13,439,084	29,132,998
End of period	$220,281	$1,173,336	$502,836	$829,358	$8,818,561	$5,524,064	$41,479,173	$15,563,153	$13,769,265	$28,583,973

The accompanying notes are an integral part of these financial statements.

VARIABLE ACCOUNT D
Union Security Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2024

	Hartford Disciplined Equity HLS Fund	Hartford International Opportunities HLS Fund	Hartford MidCap HLS Fund	Hartford Ultrashort Bond HLS Fund	Hartford SmallCap Growth HLS Fund	Hartford Stock HLS Fund	VY® JPMorgan Emerging Markets Equity Portfolio	Invesco V.I. Health Care Fund	Invesco V.I. Technology Fund	MFS® Growth Series
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(2,581,612)	$21,514	$(279,988)	$374,461	$(346,144)	$6,598	$279	$(2,973)	$(5,964)	$(33,152)
Net realized gain (loss) on security transactions	11,649,864	291,330	(776,514)	68,674	650,513	164,639	(5,672)	1,075	3,988	305,863
Net realized gain distributions	14,146,142	—	463,189	—	—	143,046	—	—	58,626	267,711
Change in unrealized appreciation (depreciation) during the period	46,955,690	744,429	1,545,826	37,161	3,246,200	29,276	6,577	24,704	321,745	411,946
Net increase (decrease) in net assets resulting from operations	70,170,084	1,057,273	952,513	480,296	3,550,569	343,559	1,184	22,806	378,395	952,368

Unit transactions:
Purchases	1,043,316	177,122	49,036	41,191	60,497	24,911	—	—	—	40,530
Net transfers	(2,984,530)	122,791	(590,678)	(243,754)	(208,006)	131,543	—	(1,747)	12,643	5,929
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(30,008,529)	(1,417,203)	(2,555,501)	(909,251)	(3,702,105)	(511,457)	(3,428)	(23,955)	(3,818)	(422,869)
Other transactions	1,133	55	(72)	51	(57)	—	—	(1)	—	(26)
Death benefits	(5,334,916)	(299,166)	(303,205)	(308,216)	(406,955)	(36,565)	(6,657)	—	—	(281,736)
Net annuity transactions	(479,539)	(61,463)	(3,903)	(59,697)	(127,806)	(6,491)	(1,463)	18,452	(9,755)	(38,231)
Net increase (decrease) in net assets resulting from unit transactions	(37,763,065)	(1,477,864)	(3,404,323)	(1,479,676)	(4,384,432)	(398,059)	(11,548)	(7,251)	(930)	(696,403)
Net increase (decrease) in net assets	32,407,019	(420,591)	(2,451,810)	(999,380)	(833,863)	(54,500)	(10,364)	15,555	377,465	255,965

Net assets:
Beginning of period	309,331,968	15,441,485	21,069,135	13,343,398	32,307,482	4,760,058	57,655	602,874	1,118,210	3,404,802
End of period	$341,738,987	$15,020,894	$18,617,325	$12,344,018	$31,473,619	$4,705,558	$47,291	$618,429	$1,495,675	$3,660,767

The accompanying notes are an integral part of these financial statements.

VARIABLE ACCOUNT D
Union Security Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2024

	MFS® High Yield Portfolio	MFS® Income Portfolio	BlackRock S&P 500 Index V.I. Fund	Neuberger Berman AMT Short Duration Bond Portfolio	Pioneer Fund VCT Portfolio	DWS CROCI® International VIP	Pioneer Select Mid Cap Growth VCT Portfolio	VanEck VIP Emerging Markets Bond Fund	VanEck VIP Global Resources Fund	Allspring VT Index Asset Allocation Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$12,453	$5,515	$(27,624)	$1,297	$3,625	$4,522	$(8,872)	$4,190	$2,760	$(1,198)
Net realized gain (loss) on security transactions	(17,030)	(4,189)	1,999,205	(703)	9,982	237	(2,357)	(239)	3,573	31,716
Net realized gain distributions	—	—	2,008,452	—	63,602	—	—	—	—	90,838
Change in unrealized appreciation (depreciation) during the period	19,807	2,950	5,997,544	999	172,369	(2,041)	419,889	(2,556)	(9,246)	58,064
Net increase (decrease) in net assets resulting from operations	15,230	4,276	9,977,577	1,593	249,578	2,718	408,660	1,395	(2,913)	179,420

Unit transactions:
Purchases	—	—	139,475	—	—	679	—	—	—	3,986
Net transfers	52,070	(18,368)	718,012	(782)	55,474	4,381	429	(796)	(34,667)	51,490
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(58,274)	(3,065)	(5,409,809)	(13,736)	(71,671)	(25,442)	(41,847)	(1,486)	(946)	(100,516)
Other transactions	—	—	(149)	—	(2)	—	(1)	—	—	—
Death benefits	(66,992)	—	(1,184,803)	(1,591)	(41,870)	(28,225)	(45,418)	(6,048)	(3,750)	(80,902)
Net annuity transactions	17,367	(110)	(87,295)	7,311	26,916	(2,110)	19,254	(194)	(634)	(1,584)
Net increase (decrease) in net assets resulting from unit transactions	(55,829)	(21,543)	(5,824,569)	(8,798)	(31,153)	(50,717)	(67,583)	(8,524)	(39,997)	(127,526)
Net increase (decrease) in net assets	(40,599)	(17,267)	4,153,008	(7,205)	218,425	(47,999)	341,077	(7,129)	(42,910)	51,894

Net assets:
Beginning of period	311,513	177,029	44,736,622	32,082	1,145,465	272,222	1,783,365	69,177	167,576	1,461,726
End of period	$270,914	$159,762	$48,889,630	$24,877	$1,363,890	$224,223	$2,124,442	$62,048	$124,666	$1,513,620

The accompanying notes are an integral part of these financial statements.

VARIABLE ACCOUNT D
Union Security Insurance Company
Statements of Changes in Net Assets (concluded)
For the Periods Ended December 31, 2024

	Allspring VT Small Cap Growth Fund	Allspring VT Discovery SMID Cap Growth Fund	Allspring VT Opportunity Fund	Voya Global High Dividend Low Volatility Portfolio	NVIT Emerging Markets Fund	Neuberger Berman AMT Sustainable Equity Portfolio	LVIP American Century Balanced Fund	LVIP American Century Capital Appreciation Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(15,303)	$(2,643)	$(855)	$3,781	$341	$(1,610)	$7,492	$(486)
Net realized gain (loss) on security transactions	(2,856)	(16,664)	997	7,738	(451)	24,943	2,142	1,551
Net realized gain distributions	—	—	6,587	6,060	—	35,821	—	4,212
Change in unrealized appreciation (depreciation) during the period	187,523	112,852	1,314	6,590	4,507	100,999	40,704	17,161
Net increase (decrease) in net assets resulting from operations	169,364	93,545	8,043	24,169	4,397	160,153	50,338	22,438

Unit transactions:
Purchases	300	—	—	—	—	—	—	—
Net transfers	1,582	(81,216)	—	(123,346)	(13,502)	26,376	(49,345)	(804)
Net interfund transfers due to corporate actions	—	—	—	—	—	—	616,494	159,517
Surrenders for benefit payments and fees	(66,236)	(6,101)	(13,640)	(30,368)	(4,144)	(35,429)	(4,166)	(39,838)
Other transactions	6	—	—	—	—	—	—	(2)
Death benefits	(42,112)	—	—	(20,333)	(11,011)	(18,226)	(16,962)	(7,457)
Net annuity transactions	(4,047)	(5,511)	(824)	(2,140)	(468)	(221)	33,746	25,934
Net increase (decrease) in net assets resulting from unit transactions	(110,507)	(92,828)	(14,464)	(176,187)	(29,125)	(27,500)	579,767	137,350
Net increase (decrease) in net assets	58,857	717	(6,421)	(152,018)	(24,728)	132,653	630,105	159,788

Net assets:
Beginning of period	1,042,904	575,500	61,566	327,824	68,612	627,241	—	—
End of period	$1,101,761	$576,217	$55,145	$175,806	$43,884	$759,894	$630,105	$159,788

The accompanying notes are an integral part of these financial statements.

VARIABLE ACCOUNT D
Union Security Insurance Company
Notes to Financial Statements
December 31, 2025

1. Organization:

Variable Account D (the “Account”) is a separate investment account established by Union Security Insurance Company (the “Sponsor Company”) and is registered with the Securities and Exchange Commission (“SEC”) as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Sponsor Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Minnesota and the SEC. The contract owners of the Sponsor Company direct their deposits into various investment options (the “Sub-Accounts”) within the Account.

The Account is comprised of the following Sub-Accounts:

Invesco V.I. Core Equity Fund, Invesco V.I. Government Securities Fund, Invesco V.I. High Yield Fund, Invesco V.I. EQV International Equity Fund, Invesco V.I. Government Money Market Fund, AB VPS Large Cap Growth Portfolio, Allspring VT Discovery All Cap Growth Fund, Federated Hermes Fund for U.S. Government Securities II, Federated Hermes High Income Bond Fund II, Federated Hermes Government Money Fund II, Federated Hermes Quality Bond Fund II, Federated Hermes Managed Volatility Fund II, Federated Hermes Kaufmann Fund II, Hartford Balanced HLS Fund, Hartford Total Return Bond HLS Fund, Hartford Capital Appreciation HLS Fund, Hartford Dividend and Growth HLS Fund, Hartford Disciplined Equity HLS Fund, Hartford International Opportunities HLS Fund, Hartford MidCap HLS Fund, Hartford Ultrashort Bond HLS Fund, Hartford SmallCap Growth HLS Fund, Hartford Stock HLS Fund, VY® JPMorgan Emerging Markets Equity Portfolio, Invesco V.I. Health Care Fund, Invesco V.I. Technology Fund, MFS® Growth Series, MFS® High Yield Portfolio, MFS® Income Portfolio, BlackRock S&P 500 Index V.I. Fund, Neuberger Berman AMT Short Duration Bond Portfolio, Pioneer Fund VCT Portfolio (Merged into Victory Pioneer Fund VCT Portfolio), DWS CROCI® International VIP, Pioneer Select Mid Cap Growth VCT Portfolio (Merged into Victory Pioneer Select Mid Cap Growth VCT Portfolio), VanEck VIP Emerging Markets Bond Fund, VanEck VIP Global Resources Fund, Allspring VT Index Asset Allocation Fund, Allspring VT Small Cap Growth Fund, Allspring VT Discovery SMID Cap Growth Fund, Allspring VT Opportunity Fund, Voya Global High Dividend Low Volatility Portfolio, NVIT Fidelity Institutional AM® Emerging Markets Fund (Formerly NVIT Emerging Markets Fund), Neuberger Berman AMT Quality Equity Portfolio (Formerly Neuberger Berman AMT Sustainable Equity Portfolio), LVIP American Century Balanced Fund, LVIP American Century Capital Appreciation Fund, Victory Pioneer Fund VCT Portfolio (Merged assets from Pioneer Fund VCT Portfolio), Victory Pioneer Select Mid Cap Growth VCT Portfolio (Merged assets from Pioneer Select Mid Cap Growth VCT Portfolio).

The Sub-Accounts are invested in mutual funds (the “Funds”) of the same name. Each Sub-Account may invest in one or more share classes of a Fund, depending upon the product(s) available in that Sub-Account. A contract owner's unitized performance correlates with the share class associated with the contract owner's product.

If a Fund is subject to a merger by the Fund Manager, the Sub-Account invested in the surviving Fund acquires, at fair value, the net assets of the Sub-Account associated with the merging Fund on the date disclosed. These transfers are reflected in net interfund transfers due to corporate actions on the Statements of Changes in Net Assets.
Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the Sponsor Company’s other assets and liabilities and are not chargeable with liabilities arising out of any other business the Sponsor Company may conduct.

2. Significant Accounting Policies:

The Account qualifies as an investment company and follows the accounting and reporting guidance as defined in Accounting Standards Codification 946, "Financial Services - Investment Companies." The following is a summary of significant accounting policies of the Account, which are in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP"):

a) Security Transactions - Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sales of securities are computed using the average cost method. Dividend income is either accrued daily or as of the ex-dividend date based upon the Fund. Net realized gain distributions are accrued as of the ex-dividend date. Net realized gain distributions represent those dividends from the Funds which are characterized as capital gains under tax regulations.

b) Unit Transactions - Unit transactions are executed based on the unit values calculated at the close of the business day.

c) Federal Income Taxes - The operations of the Account form a part of, and are taxed with, the total operations of the Sponsor Company, which is taxed as an insurance company under the Internal Revenue Code ("IRC"). Under the current provisions of the IRC, the Sponsor Company does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited to the contract owners. Based on this, no charge is being made currently to the Account for federal income taxes. The Sponsor Company will review periodically the status of this policy. In the event of changes in the tax law, a charge may be made in future years for any federal income taxes that would be attributable to the contracts.

d) Use of Estimates - The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Actual results could differ from those estimates. The most significant estimates contained within the financial statements are the fair value measurements.

e) Mortality Risk - The mortality risk associated with net assets allocated to contracts in the annuity period is determined using certain mortality tables. The mortality risk is fully borne by the Sponsor Company and may result in additional amounts being transferred into the Account by the Sponsor Company to cover greater longevity of contract owners than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Sponsor Company. These amounts are included in net annuity transactions on the accompanying Statements of Changes in Net Assets.

f) Fair Value Measurements - The Sub-Accounts' investments are carried at fair value in the Account’s financial statements. The investments in shares of the Funds are valued at the December 31, 2025 closing net asset value as determined by the appropriate Fund Manager. For financial instruments that are carried at fair value, a hierarchy is used to place the instruments into three broad levels (Levels 1, 2 and 3) by prioritizing the inputs in the valuation techniques used to measure fair value.

Level 1: Observable inputs that reflect unadjusted quoted prices for identical assets or liabilities in active markets that the Account has the ability to access at the measurement date. Level 1 investments include mutual funds.

Level 2: Observable inputs, other than unadjusted quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities. Level 2 investments include those that are model priced by vendors using observable inputs.

Level 3: Valuations that are derived from techniques in which one or more of the significant inputs are unobservable (including assumptions about risk). Because Level 3 fair values, by their nature, contain unobservable market inputs, considerable judgment is used to determine the Level 3 fair values. Level 3 fair values represent the best estimate of an amount that could be realized in a current market exchange absent actual market exchanges.

In certain cases, the inputs used to measure fair value fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement.

As of December 31, 2025, the Sub-Accounts invest in mutual funds which are carried at fair value and represent Level 1 investments under the fair value hierarchy levels. There were no Level 2 or Level 3 investments in the Sub-Accounts. The Account recognizes transfers of securities among the levels at the beginning of the reporting period. There were no transfers among the levels for the periods ended December 31, 2025 and 2024.

g) Accounting for Uncertain Tax Positions - The statute of limitations is closed through the 2021 tax year and the Sponsor Company is not currently under examination for any open years.  Management evaluates whether or not there are uncertain tax positions that require financial statement recognition and has determined that no reserves for uncertain tax positions are required at December 31, 2025.

h) The Management Committee of The Sponsor Company evaluates third-party funds and determines the selection of funds to offer within the product offering. All funds are sourced from third party asset managers which employ a governance structure to oversee fund strategy and performance, all of which is an element contemplated in the Separate Account Management Committee’s determination of fund offerings. Accordingly, the Management Committee, acts as the Account’s chief operating decision maker (“CODM”) assessing performance and making decisions about the product offering allocation. The CODM has determined that each Sub-Account acts as an operating segment based on the fact that the CODM monitors the operating results of the fund as a whole and that the fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the fund’s Portfolio of Investments, Statements of Changes in Net Assets and Financial Highlights.

3. Administration of the Account and Related Charges:

Each Sub-Account is charged certain fees, according to contract terms, as follows:

a) Mortality and Expense Risk Charges - The Sponsor Company, as an issuer of variable annuity contracts, assesses mortality and expense risk charges for which it receives a maximum annual fee of 1.40% of the Sub-Account’s average daily net assets. These charges are reflected in the accompanying Statements of Operations as a reduction in unit value.

b) Tax Expense Charges - If applicable, the Sponsor Company will make deductions up to a maximum rate of 3.5% of the contract’s average daily net assets to meet premium tax requirements. An additional tax charge based on a percentage of the Sub-Account’s average daily net assets may be assessed on partial withdrawals or surrenders. These charges are a redemption of units from applicable contract owners’ accounts and are reflected in surrenders for benefit payments and fees on the accompanying Statements of Changes in Net Assets.

c) Administrative Charges - The Sponsor Company provides administrative services to the Account and receives a maximum annual fee of 0.15% of the Sub-Account’s average daily net assets for these services. These charges are reflected in the accompanying Statements of Operations as a reduction in unit value.

d) Annual Maintenance Fees - An annual maintenance fee in the amount of $35 may be charged. These expenses are deducted through a redemption of units from applicable contract owners’ accounts and are reflected in surrenders for benefit payments and fees in the accompanying Statements of Changes in Net Assets.

e) Rider Charges - The Sponsor Company will make certain deductions (as a percentage of average daily Sub-Account value) for various rider charges:

Enhanced Death Benefit charge maximum of 0.45%
Guaranteed Payout Plan charge maximum of 0.35%

These charges can be assessed as a reduction in unit values or a redemption of units from applicable contract owners’ accounts as specified in the product prospectus.

f)Transactions with Related Parties - The Sponsor and its affiliates may receive fees from funds for services provided.

4. Purchases and Sales of Investments:

The cost of purchases and proceeds from sales of investments for the period ended December 31, 2025 were as follows:

Sub-Account	Purchases at Cost	Proceeds from Sales
Invesco V.I. Core Equity Fund	$126,359	$219,434
Invesco V.I. Government Securities Fund	$4,130	$1,791
Invesco V.I. High Yield Fund	$2,411	$461
Invesco V.I. EQV International Equity Fund	$22,211	$16,359
Invesco V.I. Government Money Market Fund	$2,417,076	$2,886,970
AB VPS Large Cap Growth Portfolio	$223,422	$372,442
Allspring VT Discovery All Cap Growth Fund	$915,201	$1,151,350
Federated Hermes Fund for U.S. Government Securities II	$8,908	$24,414
Federated Hermes High Income Bond Fund II	$132,942	$176,406
Federated Hermes Government Money Fund II	$25,962	$99,474
Federated Hermes Quality Bond Fund II	$29,039	$62,654
Federated Hermes Managed Volatility Fund II	$515,649	$1,092,057
Federated Hermes Kaufmann Fund II	$639,988	$619,919
Hartford Balanced HLS Fund	$5,295,690	$6,414,929
Hartford Total Return Bond HLS Fund	$1,342,838	$2,486,039
Hartford Capital Appreciation HLS Fund	$1,965,850	$2,009,050
Hartford Dividend and Growth HLS Fund	$6,730,492	$5,682,900
Hartford Disciplined Equity HLS Fund	$33,773,246	$50,522,296
Hartford International Opportunities HLS Fund	$555,601	$2,118,947
Hartford MidCap HLS Fund	$3,452,464	$2,542,055
Hartford Ultrashort Bond HLS Fund	$1,931,849	$3,109,036
Hartford SmallCap Growth HLS Fund	$6,239,418	$3,944,167
Hartford Stock HLS Fund	$670,193	$777,418
VY® JPMorgan Emerging Markets Equity Portfolio	$165,526	$25,230
Invesco V.I. Health Care Fund	$26,287	$36,684
Invesco V.I. Technology Fund	$254,935	$226,717
MFS® Growth Series	$748,437	$678,968
MFS® High Yield Portfolio	$60,055	$27,605
MFS® Income Portfolio	$42,796	$31,545
BlackRock S&P 500 Index V.I. Fund	$4,823,315	$7,040,030
Neuberger Berman AMT Short Duration Bond Portfolio	$1,433	$3,225
Pioneer Fund VCT Portfolio+	$1,400	$1,274,865
DWS CROCI® International VIP	$7,439	$41,136
Pioneer Select Mid Cap Growth VCT Portfolio+	$61,140	$1,979,235
VanEck VIP Emerging Markets Bond Fund	$3,875	$805
VanEck VIP Global Resources Fund	$30,512	$74,570
Allspring VT Index Asset Allocation Fund	$150,217	$168,058
Allspring VT Small Cap Growth Fund	$54,721	$282,389
Allspring VT Discovery SMID Cap Growth Fund	$5,396	$107,100
Allspring VT Opportunity Fund	$3,492	$23,455
Voya Global High Dividend Low Volatility Portfolio	$30,146	$76,929
NVIT Fidelity Institutional AM® Emerging Markets Fund+	$181,015	$47,418
Neuberger Berman AMT Quality Equity Portfolio+	$42,338	$136,510
LVIP American Century Balanced Fund	$41,801	$127,060
LVIP American Century Capital Appreciation Fund	$30,087	$11,600
Victory Pioneer Fund VCT Portfolio+	$1,378,975	$969,791
Victory Pioneer Select Mid Cap Growth VCT Portfolio+	$2,221,058	$976,945

+ See Note 1 for additional information related to this Sub-Account.

5. Changes in Units Outstanding:

The changes in units outstanding for the period ended December 31, 2025 were as follows:

Sub-Account	Units Issued	Units Redeemed	Net Increase(Decrease)
Invesco V.I. Core Equity Fund	176	4,689	(4,513)
Invesco V.I. Government Securities Fund	—	—	—
Invesco V.I. High Yield Fund	—	—	—
Invesco V.I. EQV International Equity Fund	10	456	(446)
Invesco V.I. Government Money Market Fund	209,818	275,420	(65,602)
AB VPS Large Cap Growth Portfolio	256	2,132	(1,876)
Allspring VT Discovery All Cap Growth Fund	231	20,890	(20,659)
Federated Hermes Fund for U.S. Government Securities II	13	1,410	(1,397)
Federated Hermes High Income Bond Fund II	1,575	4,846	(3,271)
Federated Hermes Government Money Fund II	718	8,388	(7,670)
Federated Hermes Quality Bond Fund II	89	2,557	(2,468)
Federated Hermes Managed Volatility Fund II	5,477	43,046	(37,569)
Federated Hermes Kaufmann Fund II	2,002	14,322	(12,320)
Hartford Balanced HLS Fund	84,257	504,416	(420,159)
Hartford Total Return Bond HLS Fund	138,135	561,692	(423,557)
Hartford Capital Appreciation HLS Fund	40,407	229,655	(189,248)
Hartford Dividend and Growth HLS Fund	313,888	841,354	(527,466)
Hartford Disciplined Equity HLS Fund	11,860	402,325	(390,465)
Hartford International Opportunities HLS Fund	43,442	428,465	(385,023)
Hartford MidCap HLS Fund	23,948	201,218	(177,270)
Hartford Ultrashort Bond HLS Fund	773,942	1,619,511	(845,569)
Hartford SmallCap Growth HLS Fund	3,394	38,315	(34,921)
Hartford Stock HLS Fund	8,014	130,875	(122,861)
VY® JPMorgan Emerging Markets Equity Portfolio	4,556	756	3,800
Invesco V.I. Health Care Fund	4	420	(416)
Invesco V.I. Technology Fund	866	2,418	(1,552)
MFS® Growth Series	504	4,922	(4,418)
MFS® High Yield Portfolio	2,388	1,659	729
MFS® Income Portfolio	2,650	2,237	413
BlackRock S&P 500 Index V.I. Fund	72,314	291,773	(219,459)
Neuberger Berman AMT Short Duration Bond Portfolio	11	170	(159)
Pioneer Fund VCT Portfolio+	—	21,397	(21,397)
DWS CROCI® International VIP	20	1,452	(1,432)
Pioneer Select Mid Cap Growth VCT Portfolio+	631	24,241	(23,610)
VanEck VIP Emerging Markets Bond Fund	11	19	(8)
VanEck VIP Global Resources Fund	732	2,135	(1,403)
Allspring VT Index Asset Allocation Fund	10	4,065	(4,055)
Allspring VT Small Cap Growth Fund	46	5,254	(5,208)
Allspring VT Discovery SMID Cap Growth Fund	18	929	(911)
Allspring VT Opportunity Fund	6	618	(612)
Voya Global High Dividend Low Volatility Portfolio	292	3,873	(3,581)
NVIT Fidelity Institutional AM® Emerging Markets Fund+	12,040	3,278	8,762
Neuberger Berman AMT Quality Equity Portfolio+	98	6,145	(6,047)
LVIP American Century Balanced Fund	536	2,156	(1,620)
LVIP American Century Capital Appreciation Fund	41	118	(77)
Victory Pioneer Fund VCT Portfolio+	20,429	13,344	7,085
Victory Pioneer Select Mid Cap Growth VCT Portfolio+	24,271	9,477	14,794

+ See Note 1 for additional information related to this Sub-Account.

The changes in units outstanding for the period ended December 31, 2024 were as follows:

Sub-Account	Units Issued	Units Redeemed	Net Increase(Decrease)
Invesco V.I. Core Equity Fund	1,086	10,282	(9,196)
Invesco V.I. Government Securities Fund	—	43	(43)
Invesco V.I. High Yield Fund	34	2	32
Invesco V.I. EQV International Equity Fund	21	3,882	(3,861)
Invesco V.I. Government Money Market Fund	273,745	361,175	(87,430)
AB VPS Large Cap Growth Portfolio	73	613	(540)
Allspring VT Discovery All Cap Growth Fund	834	10,446	(9,612)
Federated Hermes Fund for U.S. Government Securities II	963	3,478	(2,515)
Federated Hermes High Income Bond Fund II	1,014	5,367	(4,353)
Federated Hermes Government Money Fund II	1,249	6,933	(5,684)
Federated Hermes Quality Bond Fund II	446	4,298	(3,852)
Federated Hermes Managed Volatility Fund II	4,165	49,112	(44,947)
Federated Hermes Kaufmann Fund II	2,381	24,454	(22,073)
Hartford Balanced HLS Fund	56,870	584,980	(528,110)
Hartford Total Return Bond HLS Fund	131,020	611,809	(480,789)
Hartford Capital Appreciation HLS Fund	11,498	304,331	(292,833)
Hartford Dividend and Growth HLS Fund	32,740	655,924	(623,184)
Hartford Disciplined Equity HLS Fund	23,728	443,393	(419,665)
Hartford International Opportunities HLS Fund	91,338	469,824	(378,486)
Hartford MidCap HLS Fund	23,362	324,243	(300,881)
Hartford Ultrashort Bond HLS Fund	147,019	946,192	(799,173)
Hartford SmallCap Growth HLS Fund	2,910	49,937	(47,027)
Hartford Stock HLS Fund	17,178	90,220	(73,042)
VY® JPMorgan Emerging Markets Equity Portfolio	14	470	(456)
Invesco V.I. Health Care Fund	284	373	(89)
Invesco V.I. Technology Fund	593	580	13
MFS® Growth Series	684	10,578	(9,894)
MFS® High Yield Portfolio	7,971	12,374	(4,403)
MFS® Income Portfolio	8	1,691	(1,683)
BlackRock S&P 500 Index V.I. Fund	54,512	349,135	(294,623)
Neuberger Berman AMT Short Duration Bond Portfolio	464	965	(501)
Pioneer Fund VCT Portfolio	1,506	2,051	(545)
DWS CROCI® International VIP	229	2,636	(2,407)
Pioneer Select Mid Cap Growth VCT Portfolio	306	1,149	(843)
VanEck VIP Emerging Markets Bond Fund	12	360	(348)
VanEck VIP Global Resources Fund	5	1,179	(1,174)
Allspring VT Index Asset Allocation Fund	1,487	5,594	(4,107)
Allspring VT Small Cap Growth Fund	46	2,225	(2,179)
Allspring VT Discovery SMID Cap Growth Fund	32	915	(883)
Allspring VT Opportunity Fund	4	371	(367)
Voya Global High Dividend Low Volatility Portfolio	3,640	14,622	(10,982)
NVIT Emerging Markets Fund	29	2,495	(2,466)
Neuberger Berman AMT Sustainable Equity Portfolio	2,761	3,982	(1,221)
LVIP American Century Balanced Fund	11,898	927	10,971
LVIP American Century Capital Appreciation Fund+	2,350	580	1,770

6. Financial Highlights:

The following is a summary of units, unit fair values, net assets, expense ratios, investment income ratios, and total return ratios as of or for each of the periods presented for the aggregate of all share classes within each Sub- Account that had outstanding units during the period ended December 31, 2025. The ranges presented are calculated using the results of only the contracts with the highest and lowest expense ratios that had assets during the period reported. A specific unit value or ratio may be outside of the range presented in this table due to the initial assigned unit values, combined with varying performance and/or length of time since inception of the presented expense ratios that had assets during the period reported. Investment income and total return ratios are calculated for the period the related share class within the Sub-Account is active, while the expense ratio is annualized. In the case of fund mergers, the expense, investment income, and total return ratios are calculated using only the results of the surviving fund and exclude the results of the fund merged into the surviving fund. For the fund merged into the surviving fund the results are through the date of the fund merger. Corporate actions are identified for only the current year, prior years’ corporate actions are disclosed in the respective year’s report.

	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
Invesco V.I. Core Equity Fund
2025	35,986	$41.461919	to	$81.135097	$1,578,778	0.45%	to	1.40%	0.56%	to	0.66%	14.55%	to	15.65%
2024	40,499	$36.194841	to	$70.158632	$1,563,567	0.45%	to	1.40%	0.66%	to	0.71%	23.86%	to	25.04%
2023	49,695	$29.221774	to	$56.107182	$1,532,101	0.45%	to	1.40%	0.71%	to	0.81%	21.65%	to	22.81%
2022	57,232	$24.021246	to	$45.686282	$1,458,162	0.45%	to	1.40%	0.92%	to	0.93%	(21.65)%	to	(20.90)%
2021	61,038	$30.659951	to	$57.760516	$1,979,118	0.45%	to	1.40%	0.65%	to	0.67%	25.96%	to	27.17%
Invesco V.I. Government Securities Fund
2025	13,673	$9.949306	to	$9.949306	$136,033	1.35%	to	1.35%	3.11%	to	3.11%	5.93%	to	5.93%
2024	13,673	$9.259935	to	$9.392283	$128,417	1.35%	to	1.85%	—%	to	2.58%	(0.14)%	to	0.36%
2023	13,716	$9.273362	to	$9.358998	$128,366	1.35%	to	1.85%	2.07%	to	2.08%	2.70%	to	3.22%
2022♦	13,718	$9.029241	to	$9.067193	$124,380	1.35%	to	1.85%	2.06%	to	2.07%	(9.71)%	to	(9.33)%
Invesco V.I. High Yield Fund
2025	3,130	$11.221813	to	$11.221813	$35,125	1.35%	to	1.35%	7.06%	to	7.06%	5.30%	to	5.30%
2024	3,130	$10.582161	to	$10.657495	$33,359	1.35%	to	1.60%	0.06%	to	5.75%	6.02%	to	6.28%
2023	3,098	$9.981352	to	$10.027320	$31,063	1.35%	to	1.60%	—%	to	1.83%	8.43%	to	8.70%
2022♦	10,652	$9.224917	to	$9.224917	$98,260	1.35%	to	1.35%	—%	to	—%	(7.75)%	to	(7.75)%
Invesco V.I. EQV International Equity Fund
2025	10,395	$28.563752	to	$28.563752	$296,919	1.40%	to	1.40%	1.42%	to	1.42%	14.88%	to	14.88%
2024	10,841	$24.864070	to	$24.864070	$269,572	1.40%	to	1.40%	1.56%	to	1.56%	(0.78)%	to	(0.78)%
2023	14,702	$25.059573	to	$25.059573	$368,446	1.40%	to	1.40%	0.19%	to	0.19%	16.50%	to	16.50%
2022	16,595	$21.509631	to	$21.509631	$356,957	1.40%	to	1.40%	1.67%	to	1.67%	(19.44)%	to	(19.44)%
2021	19,164	$26.700839	to	$26.700839	$511,706	1.40%	to	1.40%	1.29%	to	1.29%	4.42%	to	4.42%
Invesco V.I. Government Money Market Fund
2025	584,540	$9.621410	to	$11.475634	$6,123,276	0.45%	to	1.85%	3.92%	to	3.95%	2.11%	to	3.55%
2024	650,142	$9.422249	to	$11.081873	$6,593,171	0.45%	to	1.85%	4.85%	to	4.86%	3.06%	to	4.52%
2023	737,572	$9.142068	to	$10.602892	$7,170,257	0.45%	to	1.85%	4.71%	to	4.74%	2.95%	to	4.40%
2022	1,014,921	$8.880265	to	$10.156088	$9,498,860	0.45%	to	1.85%	1.59%	to	1.62%	(0.40)%	to	1.00%
2021	925,100	$8.916271	to	$10.055510	$8,605,249	0.45%	to	1.85%	0.01%	to	0.01%	(1.83)%	to	(0.44)%
AB VPS Large Cap Growth Portfolio
2025	11,748	$183.396821	to	$183.396821	$2,154,665	0.45%	to	0.45%	—%	to	—%	12.63%	to	12.63%
2024	13,624	$162.832359	to	$162.832359	$2,218,439	0.45%	to	0.45%	0.05%	to	0.05%	24.69%	to	24.69%
2023	14,164	$130.586121	to	$130.586121	$1,849,723	0.45%	to	0.45%	—%	to	—%	34.52%	to	34.52%
2022	11,989	$97.075303	to	$97.075303	$1,163,803	0.45%	to	0.45%	—%	to	—%	(28.83)%	to	(28.83)%
2021	12,305	$136.399400	to	$136.399400	$1,678,466	0.45%	to	0.45%	—%	to	—%	28.39%	to	28.39%
Allspring VT Discovery All Cap Growth Fund
2025	42,077	$61.105956	to	$61.105956	$2,571,152	1.40%	to	1.40%	—%	to	—%	13.67%	to	13.67%
2024	62,736	$53.759659	to	$53.759659	$3,372,678	1.40%	to	1.40%	—%	to	—%	19.32%	to	19.32%
2023	72,348	$45.054895	to	$45.054895	$3,259,632	1.40%	to	1.40%	—%	to	—%	31.32%	to	31.32%
2022	86,233	$34.309470	to	$34.309470	$2,958,618	1.40%	to	1.40%	—%	to	—%	(38.07)%	to	(38.07)%
2021	96,454	$55.404649	to	$55.404649	$5,344,050	1.40%	to	1.40%	—%	to	—%	13.37%	to	13.37%
Federated Hermes Fund for U.S. Government Securities II
2025	13,066	$15.218192	to	$22.541268	$210,380	0.45%	to	1.40%	3.90%	to	3.92%	5.32%	to	6.32%
2024	14,463	$14.449941	to	$21.200999	$220,281	0.45%	to	1.40%	3.90%	to	4.05%	(0.82)%	to	0.13%
2023	16,978	$14.569149	to	$21.173796	$259,966	0.45%	to	1.40%	2.58%	to	2.66%	2.74%	to	3.72%
2022	21,345	$14.180426	to	$20.414032	$320,431	0.45%	to	1.40%	1.89%	to	1.96%	(13.76)%	to	(12.94)%
2021	21,270	$16.443932	to	$23.448558	$370,749	0.45%	to	1.40%	2.00%	to	3.50%	(3.41)%	to	(2.48)%
Federated Hermes High Income Bond Fund II
2025	35,356	$29.983307	to	$49.371822	$1,151,430	0.45%	to	1.40%	5.57%	to	6.62%	6.72%	to	7.74%
2024	38,627	$28.093993	to	$45.823522	$1,173,336	0.45%	to	1.40%	5.65%	to	5.71%	4.79%	to	5.79%
2023	42,980	$26.809055	to	$43.314361	$1,234,264	0.45%	to	1.40%	5.78%	to	6.11%	11.15%	to	12.21%
2022	48,414	$24.120085	to	$38.601638	$1,268,593	0.45%	to	1.40%	5.81%	to	6.36%	(13.01)%	to	(12.18)%
2021	55,317	$27.726213	to	$43.953100	$1,668,993	0.45%	to	1.40%	4.15%	to	4.89%	3.39%	to	4.38%
Federated Hermes Government Money Fund II
2025	36,831	$7.890118	to	$11.784540	$429,325	1.20%	to	1.40%	3.67%	to	3.96%	2.30%	to	2.50%
2024	44,501	$7.712945	to	$11.496901	$502,836	1.20%	to	1.40%	4.57%	to	4.82%	3.23%	to	3.43%
2023	50,185	$7.471742	to	$11.115115	$548,326	1.20%	to	1.40%	4.42%	to	4.56%	3.08%	to	3.28%
2022	53,339	$7.248795	to	$10.761903	$563,892	1.20%	to	1.40%	1.14%	to	1.16%	(0.25)%	to	(0.05)%
2021	55,336	$7.266821	to	$10.767116	$585,238	1.20%	to	1.40%	—%	to	—%	(1.39)%	to	(1.19)%
Federated Hermes Quality Bond Fund II
2025	39,343	$20.377719	to	$21.445460	$825,400	1.20%	to	1.40%	3.28%	to	3.31%	5.60%	to	5.81%
2024	41,811	$19.297961	to	$20.268558	$829,358	1.20%	to	1.40%	2.98%	to	3.13%	2.44%	to	2.65%
2023	45,663	$18.837856	to	$19.745800	$882,016	1.20%	to	1.40%	2.61%	to	2.67%	4.66%	to	4.87%
2022	52,147	$17.998850	to	$18.828676	$961,806	1.20%	to	1.40%	2.59%	to	2.73%	(10.54)%	to	(10.36)%
2021	57,985	$20.119004	to	$21.004504	$1,192,640	1.20%	to	1.40%	2.46%	to	2.53%	(2.77)%	to	(2.57)%
Federated Hermes Managed Volatility Fund II
2025	367,726	$21.895157	to	$43.413744	$8,400,323	0.45%	to	1.40%	2.99%	to	3.69%	5.55%	to	6.55%
2024	405,295	$20.744496	to	$40.743349	$8,818,561	0.45%	to	1.40%	2.14%	to	2.30%	13.95%	to	15.04%
2023	450,242	$18.204810	to	$35.417474	$8,531,164	0.45%	to	1.40%	1.86%	to	1.92%	7.17%	to	8.19%
2022	492,924	$16.986573	to	$32.735088	$8,688,506	0.45%	to	1.40%	1.88%	to	1.91%	(14.95)%	to	(14.14)%
2021	531,592	$19.973550	to	$38.127164	$10,987,075	0.45%	to	1.40%	1.79%	to	1.82%	16.86%	to	17.98%
Federated Hermes Kaufmann Fund II
2025	135,400	$40.265931	to	$41.574841	$5,580,338	1.20%	to	1.40%	—%	to	—%	9.97%	to	10.19%
2024	147,720	$36.615132	to	$37.729833	$5,524,064	1.20%	to	1.40%	0.83%	to	0.86%	15.42%	to	15.66%
2023	169,793	$31.722191	to	$32.622669	$5,485,148	1.20%	to	1.40%	—%	to	—%	13.63%	to	13.86%
2022	184,362	$27.916741	to	$28.651888	$5,230,946	1.20%	to	1.40%	—%	to	—%	(31.06)%	to	(30.93)%
2021	201,542	$40.496692	to	$41.479934	$8,283,443	1.20%	to	1.40%	—%	to	—%	1.09%	to	1.29%
Hartford Balanced HLS Fund
2025	3,216,064	$32.255036	to	$41.233402	$40,447,110	1.25%	to	1.85%	1.72%	to	1.93%	10.08%	to	10.74%
2024	3,636,223	$29.301186	to	$37.233382	$41,479,173	1.25%	to	1.85%	1.84%	to	1.93%	9.18%	to	9.83%
2023	4,164,333	$26.838561	to	$33.900115	$43,259,430	1.25%	to	1.85%	1.77%	to	1.83%	12.67%	to	13.35%
2022	4,746,013	$23.819508	to	$29.906792	$43,565,976	1.25%	to	1.85%	1.74%	to	1.78%	(15.01)%	to	(14.50)%
2021	5,260,606	$28.027441	to	$34.979332	$56,561,202	1.25%	to	1.85%	0.94%	to	1.00%	17.45%	to	18.16%
Hartford Total Return Bond HLS Fund
2025	3,345,788	$17.758156	to	$20.744912	$14,673,870	1.25%	to	1.85%	5.38%	to	5.40%	5.33%	to	5.96%
2024	3,769,345	$16.859652	to	$19.577478	$15,563,153	1.25%	to	1.85%	3.59%	to	3.61%	0.45%	to	1.05%
2023	4,250,134	$16.784125	to	$19.373164	$17,375,771	1.25%	to	1.85%	3.33%	to	3.52%	5.01%	to	5.64%
2022	4,749,374	$15.983654	to	$18.338821	$18,586,267	1.25%	to	1.85%	2.92%	to	2.95%	(15.79)%	to	(15.28)%
2021	5,438,817	$18.979998	to	$21.646235	$25,116,898	1.25%	to	1.85%	2.40%	to	2.40%	(2.76)%	to	(2.18)%
Hartford Capital Appreciation HLS Fund
2025	1,570,294	$7.886151	to	$9.049122	$13,791,326	1.25%	to	1.85%	0.60%	to	0.65%	11.64%	to	12.31%
2024	1,759,542	$7.063925	to	$8.057189	$13,769,265	1.25%	to	1.85%	0.75%	to	0.78%	18.97%	to	19.69%
2023	2,052,375	$5.937533	to	$6.731915	$13,439,084	1.25%	to	1.85%	0.83%	to	0.88%	17.80%	to	18.51%
2022	2,112,954	$5.040284	to	$5.680466	$11,680,590	1.25%	to	1.85%	0.74%	to	0.93%	(16.85)%	to	(16.35)%
2021	2,443,653	$6.061890	to	$6.790901	$16,124,783	1.25%	to	1.85%	0.43%	to	0.47%	12.66%	to	13.34%
Hartford Dividend and Growth HLS Fund
2025	4,141,812	$6.101593	to	$17.489828	$29,354,336	1.25%	to	1.85%	1.44%	to	1.54%	15.33%	to	16.03%
2024	4,669,278	$5.290328	to	$15.073776	$28,583,973	1.25%	to	1.85%	1.85%	to	1.91%	10.60%	to	11.27%
2023	5,292,462	$4.783151	to	$13.547173	$29,132,998	1.25%	to	1.85%	1.32%	to	1.60%	12.08%	to	12.76%
2022	5,870,086	$4.267473	to	$12.014369	$28,611,094	1.25%	to	1.85%	1.62%	to	1.68%	(10.60)%	to	(10.07)%
2021	6,379,695	$4.773720	to	$13.359161	$34,597,200	1.25%	to	1.85%	1.29%	to	1.29%	29.58%	to	30.36%

Hartford Disciplined Equity HLS Fund
2025	2,716,877	$36.250595	to	$66.467497	$335,375,024	1.25%	to	1.85%	0.41%	to	0.44%	12.23%	to	12.90%
2024	3,107,342	$32.300973	to	$58.871611	$341,738,987	1.25%	to	1.85%	0.59%	to	0.60%	23.07%	to	23.81%
2023	3,527,007	$26.245561	to	$47.549032	$309,331,968	1.25%	to	1.85%	0.81%	to	0.88%	19.02%	to	19.74%
2022	4,014,905	$22.050604	to	$39.710276	$292,409,111	1.25%	to	1.85%	1.02%	to	1.04%	(20.45)%	to	(19.97)%
2021	4,420,644	$27.717574	to	$49.616709	$401,183,902	1.25%	to	1.85%	0.57%	to	0.58%	23.22%	to	23.96%
Hartford International Opportunities HLS Fund
2025	3,427,022	$4.557244	to	$5.229493	$17,380,549	1.25%	to	1.85%	1.69%	to	1.69%	28.02%	to	28.79%
2024	3,812,045	$3.559779	to	$4.060476	$15,020,894	1.25%	to	1.85%	1.51%	to	1.60%	6.41%	to	7.05%
2023	4,190,531	$3.345318	to	$3.793032	$15,441,485	1.25%	to	1.85%	1.18%	to	1.18%	9.67%	to	10.33%
2022	4,576,463	$3.050405	to	$3.437955	$15,299,124	1.25%	to	1.85%	1.61%	to	1.63%	(19.65)%	to	(19.16)%
2021	5,078,121	$3.796306	to	$4.252970	$21,023,908	1.25%	to	1.85%	1.01%	to	1.03%	5.84%	to	6.48%
Hartford MidCap HLS Fund
2025	1,439,728	$11.036124	to	$11.398621	$16,284,304	1.25%	to	1.85%	—%	to	—%	(2.20)%	to	(1.62)%
2024	1,616,998	$11.284896	to	$11.585849	$18,617,325	1.25%	to	1.85%	—%	to	—%	4.33%	to	4.96%
2023	1,917,879	$10.816801	to	$11.038830	$21,069,135	1.25%	to	1.85%	0.04%	to	0.04%	12.77%	to	13.45%
2022	2,145,259	$9.591989	to	$9.730337	$20,801,431	1.25%	to	1.85%	0.88%	to	0.90%	(25.69)%	to	(25.24)%
2021	2,306,236	$12.908422	to	$13.016128	$29,956,135	1.25%	to	1.85%	—%	to	—%	7.89%	to	8.54%
Hartford Ultrashort Bond HLS Fund
2025	5,343,595	$10.239047	to	$11.723221	$11,101,368	0.45%	to	1.85%	5.00%	to	5.07%	2.59%	to	4.04%
2024	6,189,164	$9.980545	to	$11.268409	$12,344,018	0.45%	to	1.85%	4.33%	to	4.45%	3.27%	to	4.73%
2023	6,988,337	$9.664059	to	$10.759440	$13,343,398	0.45%	to	1.85%	1.24%	to	1.31%	3.26%	to	4.71%
2022	7,937,197	$9.359330	to	$10.275332	$14,715,455	0.45%	to	1.85%	0.18%	to	0.22%	(2.00)%	to	(0.62)%
2021	8,812,220	$9.550562	to	$10.339503	$17,354,151	0.45%	to	1.85%	0.70%	to	0.70%	(2.02)%	to	(0.63)%
Hartford SmallCap Growth HLS Fund
2025	288,110	$46.893155	to	$72.898412	$29,631,829	1.25%	to	1.85%	2.85%	to	2.85%	4.88%	to	5.51%
2024	323,031	$44.712662	to	$69.092999	$31,473,619	1.25%	to	1.85%	0.30%	to	0.30%	11.05%	to	11.72%
2023	370,058	$40.263535	to	$61.845844	$32,307,482	1.25%	to	1.85%	—%	to	—%	16.26%	to	16.95%
2022	413,857	$34.633743	to	$52.880279	$30,725,186	1.25%	to	1.85%	—%	to	—%	(29.77)%	to	(29.35)%
2021	454,055	$49.316146	to	$74.846454	$47,773,657	1.25%	to	1.85%	—%	to	—%	2.11%	to	2.73%
Hartford Stock HLS Fund
2025	746,856	$5.870706	to	$39.224553	$4,306,714	1.35%	to	1.85%	1.13%	to	1.20%	5.99%	to	6.52%
2024	869,717	$5.511426	to	$37.008480	$4,705,558	1.35%	to	1.85%	1.56%	to	1.68%	6.75%	to	7.29%
2023	942,759	$5.137128	to	$34.668048	$4,760,058	1.35%	to	1.85%	1.34%	to	1.38%	5.74%	to	6.27%
2022	962,030	$4.833898	to	$32.785185	$4,561,511	1.35%	to	1.85%	1.64%	to	1.74%	(6.88)%	to	(6.41)%
2021	1,053,632	$5.164974	to	$35.206416	$5,333,017	1.35%	to	1.85%	1.24%	to	1.27%	22.69%	to	23.31%
VY® JPMorgan Emerging Markets Equity Portfolio
2025	5,702	$34.425042	to	$34.425042	$196,307	0.45%	to	0.45%	0.72%	to	0.72%	38.44%	to	38.44%
2024	1,902	$24.866867	to	$24.866867	$47,291	0.45%	to	0.45%	0.98%	to	0.98%	1.68%	to	1.68%
2023	2,358	$24.455130	to	$24.455130	$57,655	0.45%	to	0.45%	1.85%	to	1.85%	6.33%	to	6.33%
2022	3,483	$22.999309	to	$22.999309	$80,104	0.45%	to	0.45%	—%	to	—%	(26.23)%	to	(26.23)%
2021	3,563	$31.175356	to	$31.175356	$111,082	0.45%	to	0.45%	—%	to	—%	(10.25)%	to	(10.25)%
Invesco V.I. Health Care Fund
2025	7,768	$86.757556	to	$86.757556	$673,959	0.45%	to	0.45%	—%	to	—%	14.81%	to	14.81%
2024	8,184	$75.567331	to	$75.567331	$618,429	0.45%	to	0.45%	—%	to	—%	3.70%	to	3.70%
2023	8,273	$72.870547	to	$72.870547	$602,874	0.45%	to	0.45%	—%	to	—%	2.56%	to	2.56%
2022	8,167	$71.051928	to	$71.051928	$580,249	0.45%	to	0.45%	—%	to	—%	(13.71)%	to	(13.71)%
2021	7,924	$82.337161	to	$82.337161	$652,461	0.45%	to	0.45%	0.21%	to	0.21%	11.80%	to	11.80%
Invesco V.I. Technology Fund
2025	17,078	$96.280116	to	$96.280116	$1,644,291	0.45%	to	0.45%	—%	to	—%	19.93%	to	19.93%
2024	18,630	$80.283463	to	$80.283463	$1,495,675	0.45%	to	0.45%	—%	to	—%	33.67%	to	33.67%
2023	18,617	$60.062143	to	$60.062143	$1,118,210	0.45%	to	0.45%	—%	to	—%	46.28%	to	46.28%
2022	17,705	$41.058822	to	$41.058822	$726,931	0.45%	to	0.45%	—%	to	—%	(40.22)%	to	(40.22)%
2021	17,798	$68.682722	to	$68.682722	$1,222,378	0.45%	to	0.45%	—%	to	—%	13.90%	to	13.90%
MFS® Growth Series
2025	31,563	$79.812605	to	$170.202966	$3,484,357	0.45%	to	1.40%	—%	to	—%	10.64%	to	11.69%
2024	35,981	$72.139651	to	$152.386601	$3,660,767	0.45%	to	1.40%	—%	to	—%	29.64%	to	30.88%
2023	45,875	$55.646575	to	$116.436204	$3,404,802	0.45%	to	1.40%	—%	to	—%	33.98%	to	35.25%
2022	53,103	$41.534570	to	$86.087242	$2,880,323	0.45%	to	1.40%	—%	to	—%	(32.59)%	to	(31.94)%
2021	56,906	$61.612291	to	$126.491514	$4,500,892	0.45%	to	1.40%	—%	to	—%	21.82%	to	22.98%
MFS® High Yield Portfolio
2025	19,435	$15.004670	to	$16.898169	$306,218	0.45%	to	1.40%	6.97%	to	7.92%	7.14%	to	8.16%
2024	18,706	$14.005357	to	$15.623646	$270,914	0.45%	to	1.40%	4.27%	to	5.71%	5.44%	to	6.44%
2023	23,109	$13.282938	to	$14.677683	$311,513	0.45%	to	1.40%	5.84%	to	6.38%	10.85%	to	11.90%
2022	28,209	$11.983241	to	$13.116380	$344,724	0.45%	to	1.40%	5.52%	to	5.62%	(11.76)%	to	(10.92)%
2021	30,221	$13.580157	to	$14.723698	$417,260	0.45%	to	1.40%	4.75%	to	4.84%	2.05%	to	3.02%
MFS® Income Portfolio
2025	12,534	$14.083184	to	$14.083184	$176,519	0.45%	to	0.45%	3.99%	to	3.99%	6.85%	to	6.85%
2024	12,121	$13.180912	to	$13.180912	$159,762	0.45%	to	0.45%	3.77%	to	3.77%	2.78%	to	2.78%
2023	13,804	$12.823904	to	$12.823904	$177,029	0.45%	to	0.45%	3.86%	to	3.86%	7.11%	to	7.11%
2022	15,889	$11.972731	to	$11.972731	$190,233	0.45%	to	0.45%	3.48%	to	3.48%	(14.09)%	to	(14.09)%
2021	16,232	$13.937160	to	$13.937160	$226,234	0.45%	to	0.45%	2.03%	to	2.03%	0.02%	to	0.02%
BlackRock S&P 500 Index V.I. Fund
2025	2,084,468	$23.614109	to	$26.379677	$51,338,179	0.45%	to	1.85%	1.01%	to	1.15%	15.57%	to	17.19%
2024	2,303,927	$20.433484	to	$22.509476	$48,889,630	0.45%	to	1.85%	1.21%	to	1.29%	22.55%	to	24.27%
2023	2,598,550	$16.673925	to	$18.112734	$44,736,622	0.45%	to	1.85%	1.30%	to	1.44%	23.91%	to	25.65%
2022	2,820,822	$13.456634	to	$14.414790	$38,969,535	0.45%	to	1.85%	1.30%	to	1.39%	(19.73)%	to	(18.60)%
2021	3,112,092	$16.764316	to	$17.707991	$53,272,633	0.45%	to	1.85%	1.33%	to	1.39%	26.18%	to	27.96%
Neuberger Berman AMT Short Duration Bond Portfolio
2025	1,224	$18.927713	to	$18.927713	$23,167	0.45%	to	0.45%	5.21%	to	5.21%	5.24%	to	5.24%
2024	1,383	$17.985712	to	$17.985712	$24,877	0.45%	to	0.45%	4.93%	to	4.93%	5.62%	to	5.62%
2023	1,884	$17.028799	to	$17.028799	$32,082	0.45%	to	0.45%	4.47%	to	4.47%	5.43%	to	5.43%
2022	2,046	$16.152487	to	$16.152487	$33,051	0.45%	to	0.45%	1.99%	to	1.99%	(5.61)%	to	(5.61)%
2021	5,901	$17.112817	to	$17.112817	$100,979	0.45%	to	0.45%	2.58%	to	2.58%	0.29%	to	0.29%
Pioneer Fund VCT Portfolio+
2025♦	—	$65.115395	to	$65.115395	$—	0.45%	to	0.45%	0.11%	to	0.11%	2.15%	to	2.15%
2024	21,397	$63.742958	to	$63.742958	$1,363,890	0.45%	to	0.45%	0.73%	to	0.73%	22.10%	to	22.10%
2023	21,942	$52.203969	to	$52.203969	$1,145,465	0.45%	to	0.45%	0.87%	to	0.87%	28.35%	to	28.35%
2022	25,741	$40.672871	to	$40.672871	$1,046,977	0.45%	to	0.45%	0.66%	to	0.66%	(19.86)%	to	(19.86)%
2021	25,841	$50.750212	to	$50.750212	$1,311,403	0.45%	to	0.45%	0.32%	to	0.32%	27.41%	to	27.41%
DWS CROCI® International VIP
2025	9,194	$30.150812	to	$30.150812	$277,195	1.40%	to	1.40%	2.78%	to	2.78%	42.89%	to	42.89%
2024	10,626	$21.100760	to	$21.100760	$224,223	1.40%	to	1.40%	3.28%	to	3.28%	1.03%	to	1.03%
2023	13,033	$20.885800	to	$20.885800	$272,222	1.40%	to	1.40%	3.33%	to	3.33%	17.29%	to	17.29%
2022	13,849	$17.806457	to	$17.806457	$246,599	1.40%	to	1.40%	3.32%	to	3.32%	(14.39)%	to	(14.39)%
2021	16,183	$20.800665	to	$20.800665	$336,623	1.40%	to	1.40%	2.43%	to	2.43%	7.72%	to	7.72%
Pioneer Select Mid Cap Growth VCT Portfolio+
2025♦	—	$93.254346	to	$93.254346	$—	0.45%	to	0.45%	—%	to	—%	3.64%	to	3.64%
2024	23,610	$89.978477	to	$89.978477	$2,124,442	0.45%	to	0.45%	—%	to	—%	23.38%	to	23.38%
2023	24,453	$72.929945	to	$72.929945	$1,783,365	0.45%	to	0.45%	—%	to	—%	18.24%	to	18.24%
2022	26,654	$61.680917	to	$61.680917	$1,644,054	0.45%	to	0.45%	—%	to	—%	(31.37)%	to	(31.37)%
2021	26,735	$89.872357	to	$89.872357	$2,402,700	0.45%	to	0.45%	—%	to	—%	7.58%	to	7.58%
VanEck VIP Emerging Markets Bond Fund
2025	2,469	$29.553457	to	$29.553457	$72,981	0.45%	to	0.45%	5.30%	to	5.30%	17.96%	to	17.96%
2024	2,477	$25.053752	to	$25.053752	$62,048	0.45%	to	0.45%	6.86%	to	6.86%	2.31%	to	2.31%
2023	2,825	$24.487841	to	$24.487841	$69,177	0.45%	to	0.45%	2.13%	to	2.13%	10.90%	to	10.90%
2022	751	$22.080817	to	$22.080817	$16,581	0.45%	to	0.45%	4.51%	to	4.51%	(7.35)%	to	(7.35)%
2021	760	$23.831347	to	$23.831347	$18,112	0.45%	to	0.45%	5.11%	to	5.11%	(4.48)%	to	(4.48)%

VanEck VIP Global Resources Fund
2025	2,508	$43.308998	to	$43.308998	$108,616	0.45%	to	0.45%	2.50%	to	2.50%	35.87%	to	35.87%
2024	3,911	$31.875632	to	$31.875632	$124,666	0.45%	to	0.45%	2.29%	to	2.29%	(3.27)%	to	(3.27)%
2023	5,085	$32.952528	to	$32.952528	$167,576	0.45%	to	0.45%	2.63%	to	2.63%	(4.02)%	to	(4.02)%
2022	11,795	$34.331651	to	$34.331651	$404,966	0.45%	to	0.45%	1.71%	to	1.71%	7.91%	to	7.91%
2021	11,241	$31.815931	to	$31.815931	$357,665	0.45%	to	0.45%	0.45%	to	0.45%	18.38%	to	18.38%
Allspring VT Index Asset Allocation Fund
2025	39,688	$38.039646	to	$38.039646	$1,509,747	1.40%	to	1.40%	1.23%	to	1.23%	9.93%	to	9.93%
2024	43,743	$34.602394	to	$34.602394	$1,513,620	1.40%	to	1.40%	1.32%	to	1.32%	13.27%	to	13.27%
2023	47,850	$30.548071	to	$30.548071	$1,461,726	1.40%	to	1.40%	0.97%	to	0.97%	15.08%	to	15.08%
2022	51,455	$26.545272	to	$26.545272	$1,365,882	1.40%	to	1.40%	0.63%	to	0.63%	(18.18)%	to	(18.18)%
2021	52,421	$32.442721	to	$32.442721	$1,700,677	1.40%	to	1.40%	0.58%	to	0.58%	14.38%	to	14.38%
Allspring VT Small Cap Growth Fund
2025	14,967	$58.835538	to	$58.835538	$880,590	1.40%	to	1.40%	—%	to	—%	7.74%	to	7.74%
2024	20,175	$54.610835	to	$54.610835	$1,101,761	1.40%	to	1.40%	—%	to	—%	17.05%	to	17.05%
2023	22,354	$46.654691	to	$46.654691	$1,042,904	1.40%	to	1.40%	—%	to	—%	2.66%	to	2.66%
2022	27,019	$45.446207	to	$45.446207	$1,227,913	1.40%	to	1.40%	—%	to	—%	(35.34)%	to	(35.34)%
2021	30,190	$70.279710	to	$70.279710	$2,121,771	1.40%	to	1.40%	—%	to	—%	6.15%	to	6.15%
Allspring VT Discovery SMID Cap Growth Fund
2025	4,149	$119.463014	to	$119.463014	$495,664	0.45%	to	0.45%	—%	to	—%	4.91%	to	4.91%
2024	5,060	$113.867912	to	$113.867912	$576,217	0.45%	to	0.45%	—%	to	—%	17.60%	to	17.60%
2023	5,943	$96.824038	to	$96.824038	$575,500	0.45%	to	0.45%	—%	to	—%	19.60%	to	19.60%
2022	5,572	$80.955166	to	$80.955166	$451,093	0.45%	to	0.45%	—%	to	—%	(38.13)%	to	(38.13)%
2021	5,808	$130.842635	to	$130.842635	$759,881	0.45%	to	0.45%	—%	to	—%	(5.47)%	to	(5.47)%
Allspring VT Opportunity Fund
2025	764	$42.170763	to	$42.170763	$32,217	1.40%	to	1.40%	0.04%	to	0.04%	5.23%	to	5.23%
2024	1,376	$40.075390	to	$40.075390	$55,145	1.40%	to	1.40%	0.05%	to	0.05%	13.45%	to	13.45%
2023	1,743	$35.324478	to	$35.324478	$61,566	1.40%	to	1.40%	—%	to	—%	24.74%	to	24.74%
2022	3,967	$28.318003	to	$28.318003	$112,343	1.40%	to	1.40%	—%	to	—%	(21.91)%	to	(21.91)%
2021	4,330	$36.262856	to	$36.262856	$157,024	1.40%	to	1.40%	0.04%	to	0.04%	23.04%	to	23.04%
Voya Global High Dividend Low Volatility Portfolio
2025	6,479	$20.656654	to	$20.656654	$133,848	0.45%	to	0.45%	2.02%	to	2.02%	18.20%	to	18.20%
2024	10,060	$17.476539	to	$17.476539	$175,806	0.45%	to	0.45%	2.35%	to	2.35%	12.17%	to	12.17%
2023	21,042	$15.580049	to	$15.580049	$327,824	0.45%	to	0.45%	2.61%	to	2.61%	5.95%	to	5.95%
2022	27,672	$14.705024	to	$14.705024	$406,921	0.45%	to	0.45%	2.56%	to	2.56%	(5.54)%	to	(5.54)%
2021	21,183	$15.567477	to	$15.567477	$329,765	0.45%	to	0.45%	2.34%	to	2.34%	20.02%	to	20.02%
NVIT Fidelity Institutional AM® Emerging Markets Fund+
2025	12,559	$15.623080	to	$15.623080	$196,205	0.45%	to	0.45%	0.24%	to	0.24%	35.16%	to	35.16%
2024	3,797	$11.558846	to	$11.558846	$43,884	0.45%	to	0.45%	1.06%	to	1.06%	5.51%	to	5.51%
2023	6,263	$10.955175	to	$10.955175	$68,612	0.45%	to	0.45%	1.34%	to	1.34%	3.34%	to	3.34%
2022	17,893	$10.601428	to	$10.601428	$189,687	0.45%	to	0.45%	0.16%	to	0.16%	(25.33)%	to	(25.33)%
2021	21,019	$14.198105	to	$14.198105	$298,430	0.45%	to	0.45%	0.94%	to	0.94%	(8.00)%	to	(8.00)%
Neuberger Berman AMT Quality Equity Portfolio+
2025	29,779	$24.016920	to	$24.016920	$715,209	0.45%	to	0.45%	—%	to	—%	13.23%	to	13.23%
2024	35,826	$21.210536	to	$21.210536	$759,894	0.45%	to	0.45%	0.23%	to	0.23%	25.28%	to	25.28%
2023	37,047	$16.930718	to	$16.930718	$627,241	0.45%	to	0.45%	0.34%	to	0.34%	26.33%	to	26.33%
2022	39,883	$13.402083	to	$13.402083	$534,506	0.45%	to	0.45%	0.45%	to	0.45%	(18.82)%	to	(18.82)%
2021	39,374	$16.508774	to	$16.508774	$650,021	0.45%	to	0.45%	0.39%	to	0.39%	22.92%	to	22.92%
LVIP American Century Balanced Fund
2025	9,351	$62.675530	to	$62.675530	$586,080	0.45%	to	0.45%	1.76%	to	1.76%	9.12%	to	9.12%
2024♦	10,971	$57.435400	to	$57.435400	$630,105	0.45%	to	0.45%	1.50%	to	1.50%	7.57%	to	7.57%
LVIP American Century Capital Appreciation Fund
2025	1,693	$95.902333	to	$95.902333	$162,353	0.45%	to	0.45%	—%	to	—%	6.24%	to	6.24%
2024♦	1,770	$90.270350	to	$90.270350	$159,788	0.45%	to	0.45%	—%	to	—%	13.79%	to	13.79%
Victory Pioneer Fund VCT Portfolio+
2025♦	7,085	$78.277749	to	$78.277749	$554,553	0.45%	to	0.45%	0.30%	to	0.30%	23.36%	to	23.36%
Victory Pioneer Select Mid Cap Growth VCT Portfolio+
2025♦	14,794	$107.915512	to	$107.915512	$1,596,589	0.45%	to	0.45%	—%	to	—%	19.45%	to	19.45%
*Represents the annualized contract expenses of the Sub-Account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the Funds and charges made directly to contract owner accounts through the redemption of units. Where the expense ratio is the same for each unit value, it is presented in both the lowest and highest columns.

**These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the Fund, net of management fees assessed by the Fund’s manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk charges, that result in direct reductions in the unit values. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the Fund in which the Sub-Account invests. Where the investment income ratio is the same for each unit value, it is presented in both the lowest and highest columns.

***Represents the total return for the period indicated and reflects a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation in the notes on the Statements of Operations indicate the effective date of that investment option in the Account. The total return is calculated for the period indicated.
# Rounded units/unit fair values. Where only one unit value exists, it is presented in both the lowest and highest columns.

+ See Note 1 for additional information related to this Sub-Account.

♦ Investment income and total return ratios are calculated for the period the related share class within the Sub-Account is active, while the expense ratio is annualized.

7. Subsequent Events:

Management has evaluated events subsequent to December 31, 2025 and through April 17, 2026, the date the financial statements were available to be issued, noting there are no other subsequent events requiring adjustment or disclosure in the financial statements.

Union Security Insurance Company

Statutory Basis Financial Statements as of December 31, 2025 and 2024 and for the Three Years in the Period Ended December 31, 2025, Supplemental Schedules as of and for the Year Ended December 31, 2025, and Independent Auditor’s Report

INDEPENDENT AUDITOR'S REPORT

Audit Committee and Stockholder of
Union Security Insurance Company Waverly, Iowa

Opinions

We have audited the statutory basis financial statements of Union Security Insurance Company (the "Company"), which comprise the statutory basis statements of admitted assets, liabilities, and capital and surplus as of December 31, 2025 and 2024, and the related statutory basis statements of operations, changes in capital and surplus, and cash flows for each of the three years in the period ended December 31, 2025, and the related notes to the statutory basis financial statements (collectively referred to as the “statutory basis financial statements”).

Unmodified Opinion on Statutory Basis of Accounting

In our opinion, the accompanying statutory basis financial statements present fairly, in all material respects, the admitted assets, liabilities, and capital and surplus of the Company as of December 31, 2025 and 2024, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2025, in accordance with the accounting practices prescribed or permitted by the Iowa Department of Commerce, Insurance Division, described in Note 2.

Adverse Opinion on Accounting Principles Generally Accepted in the United States of America

In our opinion, because of the significance of the matter described in the Basis for Adverse Opinion on Accounting Principles Generally Accepted in the United States of America section of our report, the statutory basis financial statements do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2025 and 2024, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2025.

Basis for Opinions

We conducted our audits in accordance with auditing standards generally accepted in the United States of America (GAAS). Our responsibilities under those standards are further described in the Auditor’s Responsibilities for the Audit of the Statutory basis Financial Statements section of our report. We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements relating to our audits. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

Basis for Adverse Opinion on Accounting Principles Generally Accepted in the United States of America

As described in Note 2 to the statutory basis financial statements, the statutory basis financial statements are prepared by the Company using the accounting practices prescribed or permitted by the Iowa Department of Commerce, Insurance Division, which is a basis of accounting other than accounting principles generally accepted in the United States of America, to meet the requirements of the Iowa Department of Commerce, Insurance Division. The effects on the statutory basis financial statements of the variances between the statutory basis of accounting described in Note 2 and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material and pervasive.

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Emphasis of Matter

As discussed in Note 1 to the statutory basis financial statements, the results of the Company may not be indicative of those of a stand-alone entity, as the Company is a member of a controlled group of affiliated companies. Our opinion is not modified with respect to this matter.

Responsibilities of Management for the Statutory Basis Financial Statements

Management is responsible for the preparation and fair presentation of the statutory basis financial statements in accordance with the accounting practices prescribed or permitted by the Iowa Department of Commerce, Insurance Division. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of statutory basis financial statements that are free from material misstatement, whether due to fraud or error.

In preparing the statutory basis financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for one year after the date that the statutory basis financial statements are issued.
Auditor’s Responsibilities for the Audit of the Statutory Basis Financial Statements

Our objectives are to obtain reasonable assurance about whether the statutory basis financial statements as a whole are free from material misstatement, whether due to fraud or error, and to issue an auditor’s report that includes our opinion. Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with GAAS will always detect a material misstatement when it exists. The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control. Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the statutory basis financial statements.

In performing an audit in accordance with GAAS, we:

• Exercise professional judgment and maintain professional skepticism throughout the audit.
• Identify and assess the risks of material misstatement of the statutory basis financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the statutory basis financial statements.
• Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, no such opinion is expressed.
• Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the statutory basis financial statements.
• Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for a reasonable period of time.
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We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control–related matters that we identified during the audit.
Report on Supplemental Schedules
Our 2025 audit was conducted for the purpose of forming an opinion on the 2025 statutory basis financial statements as a whole. The supplemental schedule of selected financial data, summary investment schedule and reinsurance contract interrogatories as of and for the year ended December 31, 2025, are presented for purposes of additional analysis and are not a required part of the 2025 statutory basis financial statements. These schedules are the responsibility of the Company's management and were derived from and relate directly to the underlying accounting and other records used to prepare the statutory basis financial statements. Such schedules have been subjected to the auditing procedures applied in our audit of the 2025 statutory basis financial statements and certain additional procedures, including comparing and reconciling such schedules directly to the underlying accounting and other records used to prepare the statutory basis financial statements or to the statutory basis financial statements themselves, and other additional procedures in accordance with auditing standards generally accepted in the United States of America. In our opinion, such schedules are fairly stated in all material respects in relation to the 2025 statutory basis financial statements as a whole.

/s/ Deloitte & Touche LLP

Chicago, Illinois

March 27, 2026

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UNION SECURITY INSURANCE COMPANY Statutory Basis Statements of Admitted Assets, Liabilities and Capital and Surplus December 31, 2025 and 2024 ($ in 000s)

Admitted Assets	2025	2024
Cash and invested assets
Bonds and notes	$398,504	$501,507
Preferred stocks - unaffiliated	22,625	26,853
Mortgage loans	118,616	121,105
Contract loans	3,283	3,540
Other invested assets	70,579	45,065
Cash, cash equivalents and short-term investments	9,224	9,152
Total cash and invested assets	622,831	707,222
Premiums deferred and uncollected	320	364
Accrued investment income	5,371	6,976
Federal income taxes recoverable	13,620	8,440
Amounts due from reinsurers	3,394	2,452
Receivables from affiliates	40,463	109
Net deferred tax asset	5,693	4,215
Other assets	1,600	1,264
Separate account assets	2,065,889	1,999,822
Total admitted assets	$2,759,181	$2,730,864

See accompanying notes to statutory basis financial statements 4

UNION SECURITY INSURANCE COMPANY Statutory Basis Statements of Admitted Assets, Liabilities and Capital and Surplus, continued December 31, 2025 and 2024 ($ in 000s)

Liabilities and Capital and Surplus	2025	2024
Liabilities
Policy reserves
Life insurance and annuity contracts	$ 483,381	$ 519,625
Accident and health contracts	3,517	3,622
Liability for deposit-type contracts	16,407	16,181
Policy and contract claims	6,629	8,784
Interest maintenance reserve	20,329	21,200
Asset valuation reserve	16,076	10,456
Reinsurance payable	9,062	8,362
Amount held for others	9,632	8,013
Payable to affiliates	535	1,893
Commissions, expenses, taxes, licenses, and fees accrued	4,673	3,682
Other liabilities	1,150	1,005
Separate account liabilities	2,065,889	1,999,822
Total liabilities	2,637,280	2,602,645
Capital and surplus
Capital
Common stock, $5 par value, 1,000,000 shares
authorized, issued and outstanding	5,000	5,000
Paid-in capital	89,886	79,886
Deferred gains	7,979	12,685
Unassigned surplus	19,036	30,648
Total capital and surplus	121,901	128,219
Total liabilities and capital and surplus	$ 2,759,181	$ 2,730,864

See accompanying notes to statutory basis financial statements 5

UNION SECURITY INSURANCE COMPANY Statutory Basis Statements of Operations Years Ended December 31, 2025, 2024, and 2023 ($ in 000s)

	2025	2024	2023
Income
Premiums and other considerations
Life and annuity contracts	$ 1,561	$ 1,766	$ 1,942
Accident and health contracts	180	192	219
Net investment income	33,545	37,769	41,172
Commission and fee income	16,480	16,398	19,885
Other income	787	901	1,263
Total income	52,553	57,026	64,481
Benefits and expenses
Death and annuity benefits	50,287	53,454	54,891
Disability and accident and health benefits	618	614	765
Interest on deposit-type contracts	2,184	2,641	1,802
Other benefits to policyholders and beneficiaries	2,200	934	940
Surrender benefits	2,543	2,520	3,238
Decrease in policy reserves-life and annuity contracts and
accident and health insurance	(36,348)	(36,600)	(37,049)
General insurance expenses	6,330	5,528	9,120
Insurance taxes, licenses, fees, and commissions	9,797	11,750	14,111
Total benefits and expenses	37,611	40,841	47,818
Income before dividends to policyholders, federal income
tax expense (benefit) and net realized capital gains (losses)	14,942	16,185	16,663
Dividends to policyholders	522	474	531
Income before federal income tax expense
and net realized capital gains (losses)	14,420	15,711	16,132
Federal income tax expense (benefit)	(4,737)	(7,409)	1,845
Income before net realized capital gains (losses)	19,157	23,120	14,287
Net realized capital gains (losses), excluding gains (losses) transferred to IMR, net of tax expense (2025 - $57; 2024 - $284;
2023 - $795) excluding taxes transferred to (from)
IMR (2025 - $28; 2024 - ($725); 2023 - $(267))	(719)	653	(9,018)
Net income	$ 18,438	$ 23,773	$ 5,269

See accompanying notes to statutory basis financial statements 6

UNION SECURITY INSURANCE COMPANY Statutory Basis Statements of Changes in Capital and Surplus Years Ended December 31, 2025, 2024, and 2023 ($ in 000s)

	2025	2024	2023
Capital and surplus at beginning of year	$ 128,219	$ 144,796	$ 145,598
Additions (deductions)
Net income	18,438	23,773	5,269
Change in unrealized capital gains losses, net of
tax (2025 - $1,416; 2024 - $439; 2023 - $2,213)	5,319	1,653	8,320
Change in nonadmitted assets	(3,710)	(2,328)	(2,231)
Change in net deferred income tax	(6,039)	(6,984)	3,892
Change in asset valuation reserve	(5,620)	(3,160)	(2,939)
Dividends to stockholder	(20,000)	(25,000)	(8,000)
Capital contribution	10,000	-	-
Amortization of gain on sale	(3,777)	(3,921)	(4,092)
Amortization of gain on reinsurance (see Note 7)	(929)	(610)	(1,021)
Net deductions	(6,318)	(16,577)	(802)
Capital and surplus at end of year	$ 121,901	$ 128,219	$ 144,796

See accompanying notes to statutory basis financial statements 7

UNION SECURITY INSURANCE COMPANY Statutory Basis Statements of Cash Flows Years Ended December 31, 2025, 2024, and 2023 ($ in 000s)

	2025	2024	2023
Cash from operating activities
Premiums and other considerations	$ 817	$ 2,168	$ 1,517
Net investment income received	35,705	38,541	42,682
Other income	12,396	14,611	15,105
Policy and contract benefits and dividends paid	(60,270)	(62,512)	(67,575)
Operating expenses paid	(14,044)	(14,421)	(23,366)
Federal income taxes paid	(13,472)	(9,600)	(8,300)
Net cash used in operating activities	$ (38,868)	$ (31,213)	$ (39,937)
Cash from investing activities
Proceeds from investments sold, matured or repaid
Bonds and notes	103,284	83,220	100,020
Mortgage loans	2,489	1,084	722
Other invested assets	5,488	7,968	2,949
Miscellaneous proceeds (expenses)	-	12,697	(5)
Total investment proceeds	111,261	104,969	105,497
Cost of investments acquired
Bonds and notes	13,242	13,000	10,000
Mortgage loans	-	40,240	45,950
Other invested assets	25,402	21,671	13,696
Miscellaneous applications	42,186	335	27,793
Total investments acquired	80,830	75,246	97,439
Net (increase) decrease in contract loans	289	315	(650)
Net cash provided by investing activities	$ 30,720	$ 30,038	$ 8,708
Cash from financing and miscellaneous activities
Capital contribution	10,000	-	-
Borrowed (repaid) funds	-	470	(20,777)
Dividends to stockholder	(2,563)	3	-
Other	783	(1,508)	341
Net cash provided (used) in financing
and miscellaneous activities	$ 8,220	$ (1,035)	$ (20,436)

See accompanying notes to statutory basis financial statements 8

UNION SECURITY INSURANCE COMPANY Statutory Basis Statements of Cash Flows, continued Years Ended December 31, 2025, 2024, and 2023 ($ in 000s)

Net change in cash and cash equivalents	$ 72	$ (2,210)	$ (51,665)
Cash and cash equivalents at the beginning of year	9,152	11,362	63,027

Cash and cash equivalents at the end of year	$ 9,224	$ 9,152	$ 11,362
Supplemental disclosure of non-cash items:
Cash paid for purchase of transferable tax credits	$ 12,972	$ 8,000	$ -
Non-cash transfer of bonds and stocks as a dividend to stockholder	17,313	24,997	8,000

See accompanying notes to statutory basis financial statements 9

UNION SECURITY INSURANCE COMPANY Notes to Statutory Basis Financial Statements ($ in 000s)
Note 1: Nature of Business

Union Security Insurance Company (“USIC” or the "Company") is a stock life insurance company domiciled in the State of Iowa as of December 31, 2024 (the Company was previously domiciled in the state of Kansas) and is a wholly-owned subsidiary of CMFG Life Insurance Company ("CMFG Life"), an Iowa life insurance Company. CMFG Life’s ultimate parent is CUNA Mutual Holding Company (“CMHC”), a mutual insurance holding company organized under the laws of Iowa. CMFG Life and its affiliated companies primarily sell insurance and other products to credit unions and consumers. USIC distributes its products in all states in the U.S. and the District of Columbia, except New York. The Company is a provider of pre-funded funeral insurance (“preneed”) products as well as traditional life insurance and annuities. The majority of the Company’s 2025 life insurance premiums were generated in California, Texas, Illinois, Florida, Georgia and Minnesota. The majority of the Company’s 2025 annuity deposits were generated in Illinois, Minnesota, Georgia, Ohio, California and Michigan.

The Company had previously engaged in other insurance business activities prior to dispositions of such businesses through reinsurance arrangements. The reinsurance and coinsurance activities related to these businesses are described in Note 7, Reinsurance.
•In 2000, the Company divested its long-term care ("LTC") operations to John Hancock Life Insurance Company ("John Hancock"), using reinsurance and coinsurance. Assets supporting the LTC liabilities ceded are mainly held in trusts.
•In 2001, the Company entered into a reinsurance agreement with Hartford Life and Annuity Insurance Company (“Hartford Life”) for the sale of the Fortis Financial Group ("FFG") division, which sold variable life insurance and annuity products. The separate accounts relating to FFG are still reflected in the Company's statements of admitted assets, liabilities and capital and surplus. In May 2018, Hartford Life was purchased by a group of investors and became Talcott Resolution Life Insurance Company (“Talcott Resolution”).
•In 2016, the Company sold its employee benefits segment mainly through a series of reinsurance transactions with the United States branch of Sun Life Assurance Company of Canada ("Sun Life"), a subsidiary of Sun Life Financial Inc.

The accompanying statutory basis financial statements reflect various transactions and balances with the Company’s affiliates. See Note 6, Related Party Transactions, for a description of the significant transactions. While the Company believes that these transactions were at reasonable terms, the results of operations of the Company may have materially differed had these transactions been consummated with unrelated parties.

Note 2: Summary of Significant Accounting Policies

Basis of Presentation

The accompanying statutory basis financial statements of the Company have been prepared in conformity with accounting practices prescribed or permitted by the Iowa Department of Commerce, Insurance Division (“Insurance Department”), which differ in some respects from accounting principles generally accepted in the United States of America (“GAAP”).

Prescribed statutory accounting practices are practices incorporated directly or by reference in state laws, regulations and general administrative rules and are applicable to all insurance enterprises domiciled in a particular state. The Insurance Department has identified the Accounting Practices and Procedures Manual (“APPM”), as promulgated by the National Association of Insurance Commissioners (“NAIC”), as a source of prescribed statutory accounting practices for insurers domiciled in Iowa. Permitted statutory accounting practices encompass all accounting practices not prescribed by the NAIC and are approved by the insurance department of the insurer’s state of domicile. The Company does not utilize any permitted practices.

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UNION SECURITY INSURANCE COMPANY Notes to Statutory Basis Financial Statements ($ in 000s)
GAAP/Statutory Accounting Differences

The following summary identifies the significant differences between the accounting practices prescribed or permitted by the Insurance Department and GAAP:

“Nonadmitted assets” (principally a portion of deferred taxes and certain receivables) are excluded from the statutory basis statements of admitted assets, liabilities and capital and surplus through a direct charge to unassigned surplus. Under GAAP, nonadmitted assets are presented in the balance sheet, net of any valuation allowance.

Investments in bonds and notes are generally carried at amortized cost, while under GAAP, they are carried at either amortized cost or fair value based on their classification according to the Company’s ability and intent to hold or trade the securities.

The change in carrying value of limited partnerships is reported directly in unassigned surplus, while under GAAP, the change is reflected in net investment income.

Distributions from limited partnerships that are not a return of capital are recorded as net investment income, while under GAAP, distributions from limited partnerships that are not a return of capital are recorded as a reduction in the carrying value of the limited partnerships.

For statutory accounting, the change in fair value of unaffiliated preferred stock is recorded in surplus in the statutory basis statements of changes in capital and surplus. For GAAP, the change in fair value of unaffiliated preferred stock is recorded in net realized investment gains (losses) in the statement of operations and comprehensive income.

The changes in fair value of derivative contracts are recorded in unassigned surplus as a change in net unrealized capital (losses), while under GAAP they are recorded in the statement of operations and comprehensive income unless the contracts meet certain hedge accounting criteria.

For statutory accounting, after an other-than-temporary impairment (“OTTI”) of bonds (other than loan-backed securities) is recorded, the fair value of the other-than-temporarily impaired bond becomes its new cost basis. For GAAP, an impairment is based on the net present value of expected cash flows if the Company intends to hold the security until it has recovered, and an impairment is recorded as a valuation allowance. If the Company does not intend to hold to recovery, the Company records an impairment, and the fair value becomes its new cost basis. For loan-backed securities, the impairment for statutory accounting is based on future cash flows.

The determination of a statutory impairment loss for mortgage loans is based on whether a loss on an individual loan is considered probable, whereas, for GAAP, a credit loss allowance is determined using an estimate of lifetime expected losses. The GAAP allowance is determined by pooling loans that share similar risk characteristics and considers current economic conditions to establish an estimate of lifetime credit losses, while loans with dissimilar characteristics are removed from the pool and evaluated for impairment individually.

For statutory accounting, the Company establishes a valuation allowance for credit losses on reinsurance recoverables when it concludes that it is probable that an individual reinsurer will not meet its obligations. Under GAAP, the establishment of an allowance for credit losses on reinsurance recoverables is based on lifetime expected losses for pools of similar reinsurers, segmented by credit rating.

Acquisition costs, such as commissions, premium taxes, and other costs relating to acquiring new and renewal business are expensed as incurred, while under GAAP, acquisition expenses directly related to the successful acquisition of new and renewal business are deferred and amortized over the periods benefited.

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UNION SECURITY INSURANCE COMPANY Notes to Statutory Basis Financial Statements ($ in 000s)
Policy reserves are established based on mortality and interest assumptions prescribed or permitted by state statutes, without consideration for withdrawals, which may differ from reserves established for GAAP using assumptions with respect to mortality, interest, expense, and withdrawals that are based on company experience and expectations.

Under both GAAP and statutory accounting, deferred federal income taxes are provided for net unrealized capital gains or losses on investments and the temporary differences between the reporting and tax bases of assets and liabilities; however, there are limits as to the amount of deferred tax assets that may be reported as admitted assets under statutory accounting. Further, the change in deferred taxes is recognized as an adjustment to unassigned surplus under statutory accounting. For GAAP, changes in deferred taxes related to revenue and expense items are recorded in the statement of operations and comprehensive income. A federal income tax provision is required on a current basis only for the statutory basis statement of operations.

The asset valuation reserve (“AVR”), a statutory only reserve established by formula for the purpose of stabilizing the surplus of the Company against fluctuations in the fair value of certain invested assets, is recorded as a liability by a direct charge to unassigned surplus for statutory accounting. Such a reserve is not recorded under GAAP. For statutory accounting, the interest maintenance reserve (“IMR”) defers recognition of interest rate-related gains and losses resulting from the disposal of investment securities and amortizes them into income over the remaining contractual maturities of those securities; under GAAP, such gains and losses are recognized in income immediately.

Deposits, surrenders, and benefits on universal life type contracts are recorded in the statutory basis statement of operations, while such deposits and benefits are credited or charged directly to the policyholder account balances under GAAP. As a result, under GAAP, revenues on these types of contracts are composed of contract charges and fees, which are recognized when assessed against the account balance. Under GAAP, amounts collected are credited directly to policyholder account balances, and the benefits and claims on these contracts that are charged to expense only include benefits incurred in the period in excess of related policyholder account balances.

Amounts due from reinsurers for their share of ceded policy reserves and ceded policy and contract claim reserves are netted against the reserves rather than shown as assets under GAAP.

Comprehensive income and its components are not presented in the statutory basis financial statements, whereas under GAAP, comprehensive income is presented and changes in comprehensive income are reflected in accumulated other comprehensive income, a component of stockholder’s equity.

The statutory basis statements of cash flows are presented in the required statutory format. Under GAAP, the indirect method for the statement of cash flows requires a reconciliation of net income to net cash provided by operating activities.

Under GAAP, an acquiring entity is permitted to push down the fair values of acquired assets and liabilities, including goodwill and other intangible assets, to the acquired entity's balance sheet ("pushdown accounting"). Pushdown accounting is not allowed under statutory accounting.

Certain reinsurance transactions representing the disposal of product lines resulted in gains, which are deferred in unassigned surplus for statutory accounting, and are being amortized to income over the estimated lives of the underlying policies. For GAAP, these deferred gains were eliminated upon the acquisition of USIC due to GAAP purchase accounting.

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UNION SECURITY INSURANCE COMPANY Notes to Statutory Basis Financial Statements ($ in 000s)
Use of Estimates

The preparation of the statutory basis financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the statutory basis financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and, in some cases, the difference could be material. Investment valuations, determination of other-than-temporary impairments, deferred tax asset valuation reserves, provision for income taxes, policy and claim reserves, and reinsurance balances are most affected by the use of estimates and assumptions.

Investments

Investments are valued as prescribed by the NAIC.

Bonds and notes: Bonds and notes with an NAIC designation of 1 through 5 are generally stated at amortized cost. Bonds and notes with an NAIC designation of 6 are stated at the lower of amortized cost or fair value. Loan-backed and structured securities may be carried at the lower of amortized cost or fair value if they receive an initial designation of 6 under the multiple-designation methodology. Prepayment assumptions for loan-backed and structured securities are obtained from historical industry prepayment averages, industry survey values or internal estimates to determine the effective yield. Changes in the anticipated prepayments are incorporated when determining statement values. Changes in estimated cash flows from the previous assumptions are accounted for using the prospective method.

Preferred stocks - unaffiliated: Preferred stocks are carried at amortized cost or the lower of amortized cost or fair value depending on the NAIC designation, unless the preferred stock is perpetual or mandatorily convertible, in which case it is carried at fair value.

Mortgage loans: Mortgage loans are carried at their amortized cost, net of impairments. A mortgage loan is considered impaired and a valuation allowance is established when it becomes probable, based on current information and events, that the Company will be unable to collect the total amounts due according to the contractual terms of the mortgage agreement. Impairments are recorded in net realized capital gains (losses) and are determined based upon the carrying value of the recorded investment in the mortgage loan and the estimated fair value of the underlying collateral.

Contract loans: Contract loans are reported at their unpaid principal balances. Valuation allowances are not established for contract loans, as they are fully collateralized by the cash surrender value of the underlying insurance policies. Any unpaid principal or interest on the loan is deducted from the cash surrender value or the death benefit prior to settlement of the insurance policy.

Other invested assets: Other invested assets include surplus notes carried at amortized cost and a limited partnership.

The limited partnership represents an interest in an affiliate, which invests in unaffiliated limited partnerships, and is accounted for using the equity method of accounting with changes in its carrying amount recorded directly to unassigned surplus. Accordingly, the Company’s investment in the limited partnership is carried at cost plus or minus the Company’s equity in the undistributed earnings or losses as reported by the partnership. Due to the timing of the availability of financial statements from the underlying partnerships’ general partners, the underlying limited partnerships are generally recorded on a three-month lag, as adjusted for contributions and distributions.
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UNION SECURITY INSURANCE COMPANY Notes to Statutory Basis Financial Statements ($ in 000s)
Net investment income: Net investment income is recognized on an accrual basis and dividends are recorded as earned at the ex-dividend date. Net investment income includes amortization of premiums and accretion of discounts on an effective-yield basis using expected cash flows. Prepayment penalties on mortgage loans are recorded as net investment income. Mortgage loan origination fees are included in income in the period received. Limited partnership income is recorded and classified in accordance with general partner instructions. Distributions from underlying investments in limited partnerships, other than those classified as a return of capital, are reported as net investment income.

Net realized capital gains (losses): Net realized capital gains (losses) on the sale of investments are determined based upon the specific identification method and are recorded on the trade date. Capital gain and loss distributions from underlying investments in limited partnerships are classified as net realized gains (losses).

Net unrealized capital gains (losses): Net unrealized capital gains (losses) are included in unassigned surplus, net of deferred federal income taxes.

NAIC 5GI securities: Investments with an NAIC 5GI rating signify the NAIC designation was assigned in reliance on the Company’s certification that documentation necessary to permit a full credit analysis of the security does not exist and that the issuer of the security is current in all principal and interest payments. In 2025 and 2024, the Company had no NAIC 5GI bonds and notes.

Cash, Cash Equivalents and Short-term Investments

Cash includes unrestricted deposits in financial institutions and short-term investments include those with maturities at the date of purchase of one year or less. Cash equivalents include money market mutual funds and investments with maturities at the date of purchase of 90 days or less and are reported at carrying value, which approximates amortized cost. Short-term investments, other than money market funds, are reported at amortized cost. Money market mutual funds are valued based on the closing price as of December 31.

Policy Reserves

Life, annuity, long-term care and other accident and health benefit reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed policy cash values or the amounts required by the Insurance Department. The Company waives deduction of deferred fractional premiums on the death of insureds and returns any unearned premium beyond the date of death.

Returns of premium beyond the date of death are calculated using standard industry formulas.

Surrender values on policies do not exceed the corresponding benefit reserves. Additional reserves are established when the results of cash flow testing under various interest rate scenarios indicate the need for such reserves or the net premiums exceed the gross premiums on any insurance in force. Changes in reserve valuation basis are recorded as a direct increase or decrease in unassigned funds.

Tabular interest and tabular cost for life insurance has been determined from the basic data for the calculation of policy reserves. Tabular interest for annuities has been determined by formula. Tabular less actual reserves released has been determined by formula. Tabular interest on funds not involving life contingencies is calculated as the product of such valuation rate of interest times the mean of the amount of funds subject to such valuation rate of interest held at the beginning and end of the year of valuation.

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UNION SECURITY INSURANCE COMPANY Notes to Statutory Basis Financial Statements ($ in 000s)
Liability for Deposit-Type Contracts

The Company recognizes a liability for policyholder deposits that are not subject to policyholder mortality or longevity risk at the stated account value. The account value equals the sum of the original deposit plus accumulated interest, less any withdrawals and expense charges. Such deposits primarily represent annuity contracts without life contingencies, amounts left on deposit with the Company by beneficiaries or policy owners, and annual dividends credited to policyholders left on deposit.

Policy and Contract Claim Reserves

Liabilities established for unpaid benefits for life and accident and health insurance contracts represent the estimated amounts required to cover the ultimate cost of settling reported and incurred but unreported losses. These estimates are adjusted in the aggregate for ultimate loss expectations based on historical experience patterns and current economic trends. Any change in the probable ultimate liabilities, which might arise from new information emerging, is reflected in the statutory basis statements of operations in the period the change is determined to be necessary.

Revenue Recognition

Premiums for life policies are recorded as revenue when due. Annuity premiums are recorded as revenue when received. Accident and health premiums are recorded as revenue when due and earned ratably over the period covered by the policy. Other income is recorded as earned.

Income Tax

Deferred income taxes are recognized, subject to an admissibility test for deferred tax assets, and represent the future tax consequences attributable to differences between the statutory basis financial statement carrying amount of assets and liabilities and their respective tax bases. Gross deferred tax assets are reduced by a statutory valuation allowance if it is more likely than not that some portion or all of the deferred tax assets will not be realized. See Note 5, Income Tax, for the components of the admissibility test used to calculate the admitted deferred tax assets. Recorded deferred tax amounts are adjusted to reflect changes in income tax rates and other tax law provisions as they are enacted. The net change in deferred taxes is recorded directly to unassigned surplus.
The Company is subject to tax-related audits. The Company accounts for any federal and foreign tax contingent liabilities in accordance with Statement of Statutory Accounting Principles (“SSAP”) No. 5R, Liabilities, Contingencies and Impairments of Assets, as modified by SSAP No. 101, Income Taxes, and any state and other tax contingent liabilities in accordance with SSAP No. 5R.

Reinsurance

Reinsurance premiums, claims and benefits, commission expense reimbursements and reserves related to reinsured business ceded are accounted for on a basis consistent with the accounting for the underlying direct policies issued and the terms of the reinsurance contracts. Premiums and benefits ceded to other companies have been reported as reductions of premium income and benefits in the accompanying statutory basis statements of operations. Policy and claim reserves are reported net of unbilled reinsurance recoverables. The Company has evaluated its reinsurance contracts and determined that all significant contracts transfer the underlying economic risk of loss. If the Company determines it is probable that a reinsurance amount will not be collectible, the amounts are designated as doubtful accounts and an allowance is established for the estimated uncollectible amount. The allowance for uncollectible accounts is estimated based on a combination of write-off history, aging analysis, and any specific, known doubtful accounts. Amounts are written off when they are deemed uncollectible.
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UNION SECURITY INSURANCE COMPANY Notes to Statutory Basis Financial Statements ($ in 000s)
Separate Accounts

Separate account assets and liabilities reported in the accompanying statutory basis statements of admitted assets, liabilities and capital and surplus represent funds that are separately administered, principally for variable life and variable annuity contracts, and for which the contract holder, rather than the Company, bears the investment risk. Separate account assets are reported at fair value.

Separate account reserves for the payment of future policy benefits are computed under the Commissioner’s Reserve Valuation Method for variable universal life policies and Commissioner’s Annuity Reserve Valuation Method for variable annuity policies. The Company applies these methods by reporting an asset that partially offsets the separate account liabilities and through direct reduction of certain policy reserves.

Prior to April 2001, FFG had issued variable insurance products registered as securities under the Securities Act of 1933. These products featured fixed premiums, a minimum death benefit, and policyholder returns linked to an underlying portfolio of securities. The variable insurance products issued by FFG are fully ceded to Talcott Resolution.

Premiums received and benefits paid on variable life and variable annuity policies, which are presented net of reinsurance (see Note 7) in the statutory basis statements of operations, are included in the life premiums and policy benefits of the Company, respectively.

Statutory Valuation Reserves

The IMR is maintained for the purpose of stabilizing the surplus of the Company against gains and losses on sales of investments that are primarily attributable to changing interest rates. The interest rate-related gains and losses are deferred and amortized into income over the remaining lives of the securities sold. If the IMR is calculated to be a net asset, the Company admits the IMR asset until it reaches 10% of adjusted capital and surplus and is included in other assets on the Statutory Basis Statement of Admitted Assets, Liabilities and Capital and Surplus.
The AVR is a formulaic reserve for fluctuations in the values of invested assets, primarily bonds and notes, mortgage loans, unaffiliated preferred stocks, and limited partnerships. Changes in the AVR are charged or credited directly to unassigned surplus.

Recently Adopted Accounting Standards Update

Effective January 1, 2025, the Company adopted updated NAIC guidance related to its bond definition project that clarified the definition of bond investments. The new principles-based bond definition criteria is applied to securities to determine whether they should be classified as long-term bonds, equity securities or other invested assets for statutory reporting purposes. Under the new guidance, a bond must represent a creditor relationship with a fixed payment schedule and qualify as either an issuer credit obligation or an asset-backed security. Securities with equity-like characteristics or ownership interests are not bonds and are to be reported separately. Upon adoption, the Company did not have any material changes to the classification of investments. The NAIC guidance did not require retrospective adjustment to previously presented amounts.
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UNION SECURITY INSURANCE COMPANY Notes to Statutory Basis Financial Statements ($ in 000s)
Note 3: Investments

Bonds and Notes

The statement value, which generally represents amortized cost, gross unrealized gains and losses, and fair value of investments in bonds and notes at December 31, 2025 are as follows:

	Statement	Gross Unrealized
	Value	Gains	Losses	Fair Value

Issuer credit obligations:
U.S. government obligations	$ 1,031	$ 3	$ (105)	$ 929
Bonds issued by funds representing
operating entities	17,703	186	(1,196)	16,693
Corporate bonds	236,687	26,986	(10,240)	253,433
Mortgage loans that qualify as SVO-identified
credit tenant loans	4,032	116	(18)	4,130
Municipal bonds - general obligations	7,522	-	(1,633)	5,889
Municipal bonds - special revenue	26,161	-	(7,583)	18,578
Project finance bonds issued by operating entities	5,000	347	-	5,347
Total issuer credit obligations	298,136	27,638	(20,775)	304,999
Asset-backed securities:
Agency commercial mortgage-backed
securities - guaranteed	15,428	-	(2,055)	13,373
Agency commercial mortgage-backed
securities - non-guaranteed	4,677	-	(275)	4,402
Agency residential mortgage-backed
securities - guaranteed	6,612	10	(197)	6,425
Lease backed securities	313	-	(17)	296
Non-agency CLOS/CBOS/CDOS	25,990	20	(30)	25,980
Non-agency commercial
mortgage-backed securities - affiliated	4,081	116	(7)	4,190
Non-agency commercial
mortgage-backed securities - unaffiliated	11,909	-	(1,479)	10,430
Non-agency residential
mortgage-backed securities - unaffiliated	13,928	42	(3,662)	10,308
Other financial asset-backed
securities - non-self-liquidating	4,034	-	(327)	3,707
Other financial asset-backed
securities - self-liquidating	11,446	-	(719)	10,727
Other non-financial asset-backed
securities - practical expedient	1,950	-	(145)	1,805
Total asset-backed securities	100,368	188	(8,913)	91,643
Total bonds and notes	$ 398,504	$ 27,826	$ (29,688)	$ 396,642
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UNION SECURITY INSURANCE COMPANY Notes to Statutory Basis Financial Statements ($ in 000s)
The statement value, which generally represents amortized cost, gross unrealized gains and losses, and fair value of investments in bonds and notes at December 31, 2024 are as follows:

	Statement	Gross Unrealized
	Value	Gains	Losses	Fair Value

U.S. government and agencies	$ 1,028	$ 1	$ (156)	$ 873
States, territories and possessions	2,408	-	(225)	2,183
Political subdivisions of states,
territories and possessions	33,086	-	(10,420)	22,666
Industrial and miscellaneous	348,957	26,436	(18,035)	357,358
Residential mortgage-backed securities	23,708	56	(5,240)	18,524
Commercial mortgage-backed securities	43,382	121	(7,003)	36,500
Other structured securities	48,938	239	(1,468)	47,709
Total bonds and notes	$ 501,507	$ 26,853	$ (42,547)	$ 485,813
The statement value and fair value of bonds and notes at December 31, 2025, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties. Because of the potential for prepayment on mortgage-backed and non-mortgage asset-backed securities, such securities have not been displayed in the table below by contractual maturity.

	Statement
	Value	Fair Value
Due in one year or less	$ 9,516	$ 9,697
Due after one year through five years	34,320	35,343
Due after five years through ten years	60,198	61,091
Due after ten years	194,102	198,869
Residential mortgage-backed securities	20,540	16,732
Commercial mortgage-backed securities	40,128	36,101
Other structured securities	39,700	38,809
Total bonds and notes	$ 398,504	$ 396,642
The Company holds bonds as the result of a securitization transaction whereby the Company transferred commercial mortgage loans into an affiliated real estate trust and subsequently purchased bonds from the trust. These bonds have a carrying value of $4,081 and $3,980 and a fair value of $4,190 and $4,054 as of December 31, 2025 and 2024, respectively.

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UNION SECURITY INSURANCE COMPANY Notes to Statutory Basis Financial Statements ($ in 000s)
Preferred Stocks – Unaffiliated

The statement value, gross unrealized gains and losses and fair value of unaffiliated preferred stocks at December 31 are as follows:

	Statement	Gross Unrealized
Preferred Stocks	Value	Gains	Losses	Fair Value

December 31, 2025	$ 22,625	$ 112	$ -	$ 22,737
December 31, 2024	26,853	103	-	26,956
Mortgage Loans

The Company’s mortgage loan portfolio consists of commercial mortgage loans, all of which are collateralized by completed properties. At December 31, 2025, the commercial mortgage loan portfolio had an average remaining life of 5.5 years, with all principal due prior to 2044. The Company limits its concentrations of credit risk. No loan to a single borrower represented more than 6.9% of the aggregate mortgage loan portfolio balance.

The following table provides the current amounts of the mortgage loan portfolio at December 31:

	2025	2024
Current	$ 118,616	$ 121,105
Total carrying value	$ 118,616	$ 121,105
There were no past due amounts or impaired loans and the Company has no interest accrued on loans greater than 90 days past due as of December 31, 2025 and 2024.

The Company’s mortgage loans are located throughout the United States. The following table identifies states with greater than 5% of the commercial mortgage portfolio based on current principal amounts at December 31:

	2025	2024
California	17.8%	17.7%
Colorado	9.7	9.5
Texas	9.5	9.4
Florida	7.3	8.1
Ohio	7.2	7.0
Arizona	7.1	7.1
Pennsylvania	6.3	6.3
Idaho	6.0	6.0
Maryland	5.3	5.3
Nevada	5.1	5.1
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UNION SECURITY INSURANCE COMPANY Notes to Statutory Basis Financial Statements ($ in 000s)
The types of properties collateralizing the commercial mortgage loans based on current principal amounts at December 31 are as follows:

	2025	2024
Industrial	41.3%	41.1%
Apartment	27.4	27.1
Retail	21.9	21.8
Office	5.6	5.5
Other	3.8	4.5
Total	100.0%	100.0%
The Company had no commitments as of December 31, 2025 or 2024 to lend additional funds to mortgagors whose existing mortgage terms had been restructured in a troubled debt restructuring. There were no mortgage loan restructures in 2025 or 2024.

Valuation allowances are maintained at a level that is adequate to absorb estimated probable credit losses of each specific loan. Management performs a periodic evaluation of the adequacy of the allowance for losses based on past loan loss experience, known and inherent credit risks in the portfolio, adverse situations that may affect the borrower’s ability to repay (including timing of future payments), the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions, cash flow of the underlying properties, property occupancy and other relevant factors. Trends in market vacancy and rental rates are incorporated into the analysis of monitored loans and may contribute to the establishment of (or an increase or decrease in) an allowance for credit losses. In addition, a review of each loan in the commercial mortgage loan portfolio is performed on a quarterly basis to identify emerging credit risks. A valuation allowance is established or adjusted for specific loans as warranted based on this analysis. The Company’s process for determining past due or delinquency status begins when a payment date is missed. The Company places loans on nonaccrual status when it is probable that income is uncollectible. Income received after a loan is put on nonaccrual status is recognized on a cash basis. As of December 31, 2025 and 2024, there were no mortgage loans in nonaccrual status and no valuation allowance was established for mortgage loans. Mortgage loans deemed uncollectible are written off against the allowance for losses. The allowance is also adjusted for any subsequent recoveries.

The Company measures and assesses the credit quality of mortgage loans by using loan to value and debt service coverage ratios. The loan to value ratio compares the principal amount of the loan to the fair value of the underlying property collateralizing the loan and is commonly expressed as a percentage. Loan to value ratios greater than 100% indicate that the principal amount is greater than the collateral value. Therefore, all else being equal, a lower loan to value ratio generally indicates a higher quality loan. The debt service coverage ratio compares a property’s net operating income to its debt service payments. Debt service coverage ratios of less than 1.0 indicate that property operations do not generate enough income to cover its current debt payments. Therefore, a higher debt service coverage ratio generally indicates a higher quality loan. The loan to value and debt service coverage ratios are updated regularly.
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UNION SECURITY INSURANCE COMPANY Notes to Statutory Basis Financial Statements ($ in 000s)
Loan to value and debt service coverage ratios were as follows at December 31:

	2025		2024
		Average		Average
	Principal	Debt Service	Principal	Debt Service
Loan to Value	Amount	Coverage Ratio	Amount	Coverage Ratio

Less than 65%	$ 99,707	2.62	$ 113,512	2.37
65% to 74%	12,908	1.42	7,593	1.21
75% to 100%	6,001	1.62	-	-

Total	$ 118,616	2.48	$ 121,105	1.79
Limited Partnerships

The Company holds an interest in MCA Fund VI LP, an affiliated limited partnership, which invests in unaffiliated limited partnerships across a diversified mix of private equity, mezzanine, real estate and natural resource funds. The Company‘s investment in MCA Fund VI LP was $66,085 and $40,571 and the carrying value of the limited partnerships was $65,937 and $40,241 at December 31, 2025 and December 31, 2024, respectively. The Company funded commitments of $25,157 and $20,584 in 2025 and 2024, respectively. MCA Fund VI LP terminates on January 1, 2037, unless extended.

The financial statements of MCA Fund VI LP were not audited at December 31, 2025 or 2024, and therefore the Company utilized the look-through approach for the valuation. The Company recorded the value of its investments in these limited partnerships on a lag, based on the net asset value disclosed in the audited financial statements of the underlying limited partnerships. All liabilities, funded commitments, and contingencies related to the underlying entities are reflected in the Company's net carrying values of the limited partnerships.

The Company’s maximum exposure to loss associated with MCA Fund VI LP is $152,655 and $120,251 at December 31, 2025 and 2024, respectively, which is the amount invested plus other commitments and guarantees. As described in Note 10, Commitments and Contingencies, the Company makes commitments to limited partnerships in the normal course of business. Excluding these commitments, the Company did not provide financial or other support to MCA Fund VI LP during the year ended December 31, 2025 and 2024.

Cash, Cash Equivalents and Short-term Investments

The details of cash, cash equivalents and short-term investments as of December 31, are as follows:

	2025	2024

Money market mutual funds	$ 7,518	$ 7,841
Cash	1,706	1,311
Total cash, cash equivalents and short-term investments	$ 9,224	$ 9,152
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UNION SECURITY INSURANCE COMPANY Notes to Statutory Basis Financial Statements ($ in 000s)
Accrued Investment Income

Sources of accrued investment income as of December 31 are shown in the table below.

	2025	2024

Bonds and notes	$ 4,628	$ 6,158
Mortgage loans	555	561
Preferred stocks - unaffiliated	-	151
Contract loans	59	71
Cash and cash equivalents	129	35

Total accrued investment income	$ 5,371	$ 6,976
Due and accrued investment income over 90 days past due is excluded from the statutory basis statements of admitted assets, liabilities and capital and surplus as a nonadmitted asset. There was no accrued investment income excluded at December 31, 2025 or 2024 on this basis.

Net Investment Income

Sources of net investment income for the years ended December 31 are summarized as follows:

	2025	2024	2023

Bonds and notes	$ 24,832	$ 30,711	$ 36,038
Preferred stocks - unaffiliated	1,449	1,610	1,653
Mortgage loans	6,907	5,825	2,652
Contract loans	162	140	214
Other invested assets	368	388	552
Cash and cash equivalents	643	633	599
Other	127	208	578

Gross investment income	34,488	39,515	42,286
Less investment expenses	943	1,746	1,114

Net investment income	$ 33,545	$ 37,769	$ 41,172
Investment expenses include interest, salaries, brokerage fees and securities’ custodial fees.

Total net investment income recognized as a result of prepayment penalties or acceleration fees was $288 for the year ended December 31, 2024. There was no net investment income recognized as a result of prepayment penalties or acceleration fees for the years ended December 31, 2025 and 2023.

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UNION SECURITY INSURANCE COMPANY Notes to Statutory Basis Financial Statements ($ in 000s)
Net Realized Capital Gains (Losses)

Net realized capital gains (losses) for the years ended December 31 are summarized as follows:

	2025	2024	2023

Bonds and notes:
Gross gains from sales	$ 5,053	$ 5,394	$ 1,104
Gross losses from sales	(909)	(1,059)	(260)
Other	(4,296)	(882)	799
Preferred stocks - unaffiliated:
Gross losses from sales	-	-	(361)
Other	(614)	-	-
Limited partnerships:
Gross gains from distributions	-	212	205
Derivative financial instruments	-	-	(8,705)
Net realized capital gains (losses) before taxes and transfer to IMR	(766)	3,665	(7,218)
Tax on net realized capital gains (losses)	(85)	441	(527)
Transfer to IMR	132	(3,453)	(1,273)
Net realized capital gains (losses)	$ (719)	$ 653	$ (9,018)
Proceeds from the sale of bonds and notes were $77,836, $54,652, and $21,209 in 2025, 2024, and 2023, respectively. Proceeds from the sale of stocks was $1,811 in 2023. There were no proceeds from the sale of stocks in 2025 or 2024.

Other-Than-Temporary Impairments of Investments

Investment securities are reviewed for OTTI on an ongoing basis. The Company creates a watchlist of securities based largely on the fair value of an investment security relative to its amortized cost. When the fair value drops below the Company’s amortized cost, the Company monitors the security for OTTI. The determination of OTTI requires significant judgment on the part of the Company and depends on several factors, including, but not limited to:

•The existence of any plans to sell the investment security.
•The extent to which fair value is less than statement value.
•The underlying reason for the decline in fair value (credit concerns, interest rates, etc.).
•The financial condition and near-term prospects of the issuer/borrower, including the ability to meet contractual obligations, relevant industry trends and conditions and cash flow analysis.
•For loan-backed and structured securities and equity securities, the Company’s intent and ability to retain its investment for a period of time sufficient to allow for an anticipated recovery in fair value.
•The Company’s ability to recover all amounts due according to the contractual terms of the agreements.
•The Company’s collateral position, in the case of bankruptcy or restructuring.

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UNION SECURITY INSURANCE COMPANY Notes to Statutory Basis Financial Statements ($ in 000s)
A bond is considered to be other-than-temporarily impaired when the fair value is less than the amortized cost basis and its value is not expected to recover through the Company’s holding period. When this occurs, the Company records a net realized capital loss equal to the difference between the amortized cost and fair value. The fair value of the other-than-temporarily impaired security becomes its new cost basis. If the bond is a loan-backed or structured security, it is considered to be other-than-temporarily impaired when the amortized cost exceeds the present value of cash flows expected to be collected and its value is not expected to recover through the Company’s holding period. The amount of the OTTI recognized in net income as a realized loss equals the difference between the investment's amortized cost basis and its expected cash flows.

For certain securitized financial assets with contractual cash flows, the Company is required to update its best estimate of cash flows over the life of the security. If the fair value of a securitized financial asset is less than its cost or amortized cost and there has been a decrease in the present value of the estimated cash flows since the last revised estimate, considering both timing and amount, an OTTI charge equal to the difference between amortized cost and present value of future cash flows is recognized. The Company also considers its intent and ability to retain a temporarily impaired security until recovery. Estimating future cash flows involves judgment and includes both quantitative and qualitative factors. Such determinations incorporate various information and assessments regarding the future performance of the underlying collateral. In addition, projections of expected future cash flows may change based upon new information regarding the performance of the underlying collateral.

For investments in limited partnerships, the Company reviews the financial condition and future profitability of the limited partnership interest to assess whether any excess of its initial cost basis over the current carrying basis determined using the equity method of accounting is other-than-temporary. If such excess is deemed to be other-than-temporary, the amount is recorded as a net realized capital loss.

For those stocks with a decline in the fair value deemed to be other-than-temporary, a net realized capital loss is recorded equal to the difference between the fair value and cost basis of the security. The previous cost basis less the amount of the estimated impairment becomes the security’s new cost basis. The Company asserts its intent and ability to retain those stocks deemed to be temporarily impaired until the price recovers. Once identified, these securities are restricted from trading.

Management believes it has made an appropriate provision for other-than-temporarily impaired securities owned at December 31, 2025. As a result of the subjective nature of these estimates, however, additional provisions may subsequently be determined to be necessary, as new facts emerge and a greater understanding of economic trends develop. Additional OTTI will be recorded as appropriate and as determined by the Company’s regular monitoring procedures of additional facts. In light of the variables involved, such additional OTTI could be significant.

The Company did not recognize any OTTI on loan-backed and structured securities during 2025, 2024, and 2023 caused by an intent to sell or lack of intent and ability to hold until recovery of the amortized cost basis.

The Company recognized no credit related OTTI on loan-backed securities in 2025.

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UNION SECURITY INSURANCE COMPANY Notes to Statutory Basis Financial Statements ($ in 000s)
Net Unrealized Capital Gains (Losses)

Information regarding the Company’s bonds and notes with unrealized losses at December 31, 2025 is presented below, segregated between those that have been in a continuous unrealized loss position for less than twelve months and those that have been in a continuous unrealized loss position for twelve or more months.

Months in Unrealized Loss Position
	Less Than		Twelve		Total
	Twelve Months		Months or Greater		December 31, 2025
	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss
Issuer credit obligations	$ 19,967	$ (827)	$ 81,343	$ (19,948)	$ 101,310	$ (20,775)
Asset-backed securities	11,940	(201)	63,974	(8,712)	75,914	(8,913)
Total bonds and notes	31,907	(1,028)	145,317	(28,660)	177,224	(29,688)
Total temporarily impaired securities	$ 31,907	$ (1,028)	$ 145,317	$ (28,660)	$ 177,224	$ (29,688)

At December 31, 2025, the Company owned 149 bonds and notes with a fair value of $177,224 in an unrealized investment loss position. There were 121 bonds and notes with a fair value of $145,317 in an unrealized loss position for twelve or more months. The aggregate severity of unrealized losses for bonds and notes with a loss period of twelve months or greater is approximately 16.5% of amortized cost. The total fair value of bonds and notes with unrealized losses at December 31, 2025 and which are rated “investment grade” based on having an NAIC rating of 1 or 2 is $173,333 or 97.8% of the total fair value of all bonds and notes with unrealized losses at December 31, 2025. Total unrealized losses on investment grade bonds and notes were $29,237 at December 31, 2025.

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UNION SECURITY INSURANCE COMPANY Notes to Statutory Basis Financial Statements ($ in 000s)
Information regarding the Company’s bonds and notes and stocks with unrealized losses at December 31, 2024 is presented below, segregated between those that have been in a continuous unrealized loss position for less than twelve months and those that have been in a continuous unrealized loss position for twelve or more months.

	Months in Unrealized Loss Position
	Less Than		Twelve		Total
	Twelve Months		Months or Greater		December 31, 2024
	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss
U.S. government
and agencies	$ -	$ -	$ 818	$ (156)	$ 818	$ (156)
States, territories and
possessions	-	-	2,183	(225)	2,183	(225)
Political subdivisions of states,
territories and possessions	-	-	22,667	(10,420)	22,667	(10,420)
Industrial and miscellaneous	33,485	(1,028)	80,653	(17,007)	114,138	(18,035)
Residential mortgage-backed	107	(2)	17,787	(5,238)	17,894	(5,240)
Commercial mortgage-backed	2,018	(47)	32,446	(6,956)	34,464	(7,003)
Other structured securities	155	-	20,637	(1,468)	20,792	(1,468)

Total temporarily
impaired securities	$ 35,765	$ (1,077)	$ 177,191	$ (41,470)	$ 212,956	$ (42,547)
At December 31, 2024, the Company owned 202 bonds and notes with a fair value of $212,956 in an unrealized investment loss position. There were 155 bonds and notes with a fair value of $177,191 in an unrealized loss position for twelve or more months. The aggregate severity of unrealized losses for bonds and notes with a loss period of twelve months or greater is approximately 19.0% of amortized cost. The total fair value of bonds and notes with unrealized losses at December 31, 2024 and which are rated “investment grade” based on having an NAIC rating of 1 or 2 is $205,343 or 96.4% of the total fair value of all bonds and notes with unrealized losses at December 31, 2024. Total unrealized losses on investment grade bonds and notes were $41,603 at December 31, 2024.

Investment Credit Risk

The Company maintains a diversified investment portfolio including issuer, sector and geographic stratification, where applicable, and has established certain exposure limits, diversification standards, and review procedures to mitigate credit risk.

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UNION SECURITY INSURANCE COMPANY Notes to Statutory Basis Financial Statements ($ in 000s)
Restricted Assets

As of December 31, 2025 and 2024, the Company has securities that were restricted or on deposit with government authorities as required by law to satisfy regulatory requirements or with trustees as required by reinsurance agreements.

Restricted assets by category as of December 31 are as follows:

		2025			2024
	Total	Restricted	Restricted to	Total	Restricted	Restricted to
	Admitted	to Total	Total Admitted	Admitted	to Total	Total Admitted
	Restricted	Assets	Assets	Restricted	Assets	Assets
On deposit with states and
other regulatory bodies	$ 8,465	0.3%	0.3%	$ 5,705	0.2%	0.2%
Pledged as collateral not
captured in other categories	232,515	8.4%	8.4%	318,899	11.6%	11.7%
Total restricted assets	$ 240,980	8.7%	8.7%	$ 324,604	11.8%	11.9%
Note 4: Fair Value

The Company uses fair value measurements to record fair value of certain assets and liabilities and to estimate fair value of financial instruments not recorded at fair value but required to be disclosed at fair value. Certain financial instruments, such as insurance policy liabilities other than deposit-type contracts and investments accounted for using the equity method, are excluded from the fair value disclosure requirements. The Company uses fair value measurements obtained using observable inputs or internally determined estimates to estimate fair value.

Valuation Hierarchy

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value of assets and liabilities into three broad levels. The Company has categorized its financial instruments, based on the degree of subjectivity inherent in the valuation technique, as follows:

•Level 1: Inputs are directly observable and represent quoted prices for identical assets or liabilities in active markets the Company has the ability to access at the measurement date.
•Level 2: All significant inputs are observable, either directly or indirectly, other than quoted prices included in Level 1, for the asset or liability. This includes: (i) quoted prices for similar instruments in active markets, (ii) quoted prices for identical or similar instruments in markets that are not active, (iii) inputs other than quoted prices that are observable for the instruments and (iv) inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•Level 3: One or more significant inputs are unobservable and reflect the Company’s estimates of the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk.

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UNION SECURITY INSURANCE COMPANY Notes to Statutory Basis Financial Statements ($ in 000s)
For purposes of determining the fair value of the Company’s assets and liabilities, observable inputs are those inputs used by market participants in valuing financial instruments, which are developed based on market data obtained from independent sources. In the absence of sufficient observable inputs, unobservable inputs, reflecting the Company’s estimates of the assumptions market participants would use in valuing financial assets and liabilities, are developed based on the best information available in the circumstances. The Company uses prices and inputs that are current as of the measurement date. In some instances, valuation inputs used to measure fair value fall into different levels of the fair value hierarchy. The category level in the fair value hierarchy is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The hierarchy requires the use of market observable information when available for measuring fair value. The availability of observable inputs varies by investment. In situations where the fair value is based on inputs that are unobservable in the market or on inputs from inactive markets, the determination of fair value requires more judgment and is subject to the risk of variability. The degree of judgment exercised by the Company in determining fair value is typically greatest for investments categorized in Level 3. Transfers in and out of level categorizations are reported as having occurred at the end of the quarter in which the transfer occurred.

Valuation Process

The Company is responsible for the determination of fair value and the supporting assumptions and methodologies. The Company gains assurance on the overall reasonableness and consistent application of valuation methodologies and inputs and compliance with accounting standards through the execution of various processes and controls designed to provide assurance that assets and liabilities are appropriately valued.
The Company has policies and guidelines that require the establishment of valuation methodologies and consistent application of such methodologies. These policies and guidelines govern the use of inputs and price source hierarchies and provide controls around the valuation processes. These controls include appropriate review and analysis of prices against market activity or indicators of reasonableness, approval of price source changes, price overrides, methodology changes and classification of fair value hierarchy levels. The valuation policies and guidelines are reviewed and updated as appropriate.

For fair values received from third parties or internally estimated, the Company’s processes are designed to provide assurance that the valuation methodologies and inputs are appropriate and consistently applied, the assumptions are reasonable and consistent with the objective of determining fair value, and the fair values are appropriately recorded. The Company performs procedures to understand and assess the methodologies, process and controls of valuation service providers. In addition, the Company may validate the reasonableness of fair values by comparing information obtained from valuation service providers or brokers to other third-party valuation sources for selected securities. When using internal valuation models, these models are developed by the Company’s investment group using established methodologies. The models, including key assumptions, are reviewed with various investment sector professionals, accounting, operations, compliance, and risk management professionals. In addition, when fair value estimates involve a high degree of subjectivity, the Company validates them through reviews by members of management who have relevant expertise and who are independent of those charged with executing investment transactions.

Transfers Between Levels

There were no transfers between levels in 2025 and 2024.
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UNION SECURITY INSURANCE COMPANY Notes to Statutory Basis Financial Statements ($ in 000s)
Fair Value Measurement

The following table summarizes the Company’s assets that are measured at fair value on a recurring basis as of December 31, 2025.

Assets, at Fair Value	Level 1	Level 2	Level 3	Total
Issuer credit obligations	$ -	$ 3,443	$ -	$ 3,443
Preferred stock - unaffiliated	-	21,831	-	21,831
Cash equivalents	7,518	-	-	7,518
Separate account assets	2,040,258	25,231	-	2,065,489
Total assets	$ 2,047,776	$ 50,505	$ -	$ 2,098,281
The following table summarizes the Company’s assets that are measured at fair value on a recurring basis as of December 31, 2024.

Assets, at Fair Value	Level 1	Level 2	Level 3	Total
Preferred stock - unaffiliated	$ -	$ 26,057	$ -	$ 26,057
Cash equivalents	7,841	-	-	7,841
Separate account assets	1,958,608	40,515	-	1,999,123
Total assets	$ 1,966,449	$ 66,572	$ -	$ 2,033,021
The Company had no liabilities measured at fair value on a recurring basis as of December 31, 2025 and 2024.
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UNION SECURITY INSURANCE COMPANY Notes to Statutory Basis Financial Statements ($ in 000s)
Fair Value Measurement of Financial Instruments

The following table summarizes the carrying amounts and fair values of the Company’s financial instruments for which it is practicable to estimate fair value by fair value measurement level at December 31, 2025.

	Carrying
	Amount	Fair Value	Level 1	Level 2	Level 3
Financial instruments recorded
as assets:
Issuer credit obligations	$ 298,136	$ 304,999	$ -	$ 304,999	$ -
Asset-backed securities	100,368	91,643	-	86,453	5,190
Preferred stocks - unaffiliated	22,625	22,737	-	22,737	-
Mortgage loans	118,616	119,776	-	-	119,776
Cash equivalents and
short-term investments	7,518	7,518	7,518	-	-
Other invested assets	4,494	5,381	-	5,381	-
Contract loans	3,283	3,670	-	-	3,670
Separate account assets	2,065,889	2,065,489	2,040,258	25,231	-
Financial instruments recorded
as liabilities:
Deposit-type contracts	16,407	17,043	-	17,043	-
Annuity contracts	14,781	15,354	-	15,354	-
Separate account liabilities	2,065,889	2,065,489	2,040,258	25,231	-

The following table summarizes the carrying amounts and fair values of the Company’s financial instruments for which it is practical to estimate by fair value measurement level at December 31, 2024.

	Carrying
	Amount	Fair Value	Level 1	Level 2	Level 3
Financial instruments recorded
as assets:
Bonds and notes	$ 501,507	$ 485,813	$ -	$ 481,759	$ 4,054
Preferred stocks - unaffiliated	26,853	26,956	-	26,956	-
Mortgage loans	121,105	118,368	-	-	118,368
Cash equivalents and
short-term investments	7,841	7,841	7,841	-	-
Other invested assets	4,494	5,371	-	5,371	-
Contract loans	3,540	4,047	-	-	4,047
Separate account assets	1,999,822	1,999,123	1,958,608	40,515	-
Financial instruments recorded
as liabilities:
Deposit-type contracts	16,181	13,426	-	13,426	-
Annuity contracts	15,158	12,577	-	12,577	-
Separate account liabilities	1,999,822	1,999,123	1,958,608	40,515	-

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UNION SECURITY INSURANCE COMPANY Notes to Statutory Basis Financial Statements ($ in 000s)
The carrying amounts for accrued investment income and certain receivables and payables approximate their fair values due to their short-term nature and have been excluded from the fair value tables above.

Determination of Fair Values

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments by fair value hierarchy level:

Level 1 Measurements

Cash equivalents and short-term investments: Consists of money market mutual funds which are valued based on the closing price as of December 31.

Separate account assets and liabilities: Consists of mutual funds. Valuation is based on the closing price as of the balance sheet date. Separate account liabilities represent the account value owed to the customer; the fair value is determined by reference to the fair value of the related separate account assets.

Level 2 Measurements

Issuer credit obligations, Asset-backed securities, and Bonds and notes: Valuation is principally based on observable inputs including quoted prices for similar assets in markets that are active and observable market data.

Preferred stocks - unaffiliated: Consists of privately placed preferred stock. Valuation is based on observable market inputs such as risk-free rates and market comparables.

Cash equivalents and short-term investments: Consists of an U.S. Treasury security which is classified as cash equivalents and short-term investments. Valuation is principally based on observable inputs including quoted prices for similar assets in markets that are active and observable market data.

Other invested assets: Consists of surplus notes. Valuation is principally based on observable inputs including quoted prices for similar assets in markets that are active and observable market data.

Separate account assets and liabilities: Separate account assets are investments in bonds and notes where valuation is principally based on observable inputs including quoted prices for similar assets in markets that are active and observable market data. Separate account liabilities represent the account value owed to the customer; the fair value is determined by reference to the fair value of the related separate account assets.

Deposit-type and annuity contracts: The fair value of the Company’s liabilities under deposit-type and annuity contracts is based on the account balance less applicable surrender charges and considering applicable market value adjustments, such as a spread equivalent to the cost of funds for insurance companies.

Level 3 Measurements

Bonds and notes: Valuation is principally based on unobservable inputs that are significant including estimated prices for similar assets in markets that may not be active. When available, market indices and observable inputs, along with analytical modeling are used. However, observable inputs on non-distressed asset trades are not frequent.

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UNION SECURITY INSURANCE COMPANY Notes to Statutory Basis Financial Statements ($ in 000s)
Mortgage loans: The fair value for mortgage loans is estimated using discounted cash flow analyses with interest rates currently being offered in the marketplace for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations. Fair values for mortgages in default are reported at the estimated fair value of the underlying collateral.

Contract loans: The fair value for contract loans is estimated using discounted cash flow analysis with interest rates currently being offered in the marketplace for similar loans to borrowers with similar credit ratings.

Note 5: Income Tax

The Company files a stand-alone U.S. federal income tax return as it is not eligible to be included in the CMHC consolidated U.S. federal income tax return until January 1, 2027.

Current income tax expense consists of the following for the years ended December 31:

	2025	2024	2023

Federal income tax expense (benefit) on operations	$ (4,737)	$ (7,409)	$ 1,845
Federal income tax expense (benefit) on
net realized capital gains (losses)	57	284	795

Federal income tax expense (benefit)	$ (4,680)	$ (7,125)	$ 2,640
The 2025 change in net deferred income tax is comprised of the following:

	December 31,	December 31,
	2025	2024	Change

Adjusted gross deferred tax assets	$ 28,235	$ 20,234	$ 8,001
Total deferred tax liabilities	(2,604)	(1,248)	(1,356)

Net deferred tax asset (excluding nonadmitted)	25,631	18,986	6,645

Tax effect of net unrealized capital gains and losses,
unrealized foreign exchange capital gains and losses,
and changes as a result of other surplus adjustments			(12,684)

Change in net deferred income tax			$ (6,039)

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UNION SECURITY INSURANCE COMPANY Notes to Statutory Basis Financial Statements ($ in 000s)
The 2024 change in net deferred income tax is comprised of the following:

	December 31,	December 31,
	2024	2023	Change

Adjusted gross deferred tax assets	$ 20,234	$ 18,622	$ 1,612
Total deferred tax liabilities	(1,248)	(862)	(386)

Net deferred tax asset (excluding nonadmitted)	$ 18,986	$ 17,760	1,226

Tax effect of net unrealized capital gains and losses,
unrealized foreign exchange capital gains and losses,
and changes as a result of other surplus adjustments			(8,210)

Change in net deferred income tax			$ (6,984)
The 2023 change in net deferred income tax is comprised of the following:

	December 31,	December 31,
	2023	2022	Change

Adjusted gross deferred tax assets	$ 18,622	$ 16,638	$ 1,984
Total deferred tax liabilities	(862)	(557)	(305)

Net deferred tax asset (excluding nonadmitted)	$ 17,760	$ 16,081	1,679

Tax effect of net unrealized capital gains and losses,
unrealized foreign exchange capital gains and losses,
and changes as a result of other surplus adjustments			2,213

Change in net deferred income tax			$ 3,892

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UNION SECURITY INSURANCE COMPANY Notes to Statutory Basis Financial Statements ($ in 000s)
Reconciliation to U.S. Tax Rate

The total statutory provision for income taxes for the years ended December 31, 2025, 2024, and 2023 differs from the amount computed by applying the U.S. federal corporate income tax rate of 21% to income before federal income taxes plus gross realized capital gains (losses) due to the items listed in the following reconciliation:

	2025	2024	2023

Tax expense computed at federal corporate rate	$ 2,867	$ 3,476	$ 2,616
Dividends received deduction	(1,061)	(1,907)	(866)
Energy tax credit	-	(649)	-
Foreign tax credit	(136)	(129)	(138)
Income tax benefit related to prior years	531	(115)	(690)
Nonadmitted assets	325	(261)	(80)
Interest maintenance reserve amortization	(161)	(185)	(262)
Amortization of deferred gain on reinsurance	(1,007)	(359)	(1,817)
Tax exempt investment income	-	(15)	(17)
Other	1	3	2

Total statutory income taxes	$ 1,359	$ (141)	$ (1,252)

Federal income tax expense (benefit)	$ (4,680)	$ (7,125)	$ 2,640
Change in net deferred income tax	6,039	6,984	(3,892)

Total statutory income taxes	$ 1,359	$ (141)	$ (1,252)

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UNION SECURITY INSURANCE COMPANY Notes to Statutory Basis Financial Statements ($ in 000s)
Deferred Income Taxes

The components of the net deferred tax asset at December 31 are as follows:

	December 31, 2025			December 31, 2024			Change
	Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total
Gross deferred
tax assets	$20,968	$7,267	$28,235	$12,723	$7,511	$20,234	$8,245	$(244)	$8,001
Adjusted gross
deferred tax
assets	20,968	7,267	28,235	12,723	7,511	20,234	8,245	(244)	8,001
Deferred tax
assets
nonadmitted	12,671	7,267	19,938	7,260	7,511	14,771	5,411	(244)	5,167
Admitted deferred
tax assets	8,297	-	8,297	5,463	-	5,463	2,834	-	2,834
Deferred tax
liabilities	(239)	(2,365)	(2,604)	(299)	(949)	(1,248)	60	(1,416)	(1,356)
Net admitted
deferred tax
assets	$8,058	$(2,365)	$5,693	$5,164	$(949)	$4,215	$2,894	$(1,416)	$1,478
The nonadmitted deferred tax asset increased $5,167 in 2025 and $1,092 in 2024. There are no known deferred tax liabilities not recognized. Gross deferred tax assets are reduced by a statutory valuation allowance adjustment if it is more likely than not that some portion or all of the deferred tax assets will not be realized.
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UNION SECURITY INSURANCE COMPANY Notes to Statutory Basis Financial Statements ($ in 000s)
The tax effects of temporary differences that give rise to the significant portions of the deferred tax assets and liabilities at December 31 are as follows:

	2025	2024	Change
Ordinary deferred tax assets:
Deferred acquisition costs	$ 16,286	$ 8,257	$ 8,029
Life and accident and health reserves	3,111	3,820	(709)
Tax credit carry-forward	1,278	-	1,278
Policyholder dividends accrual	113	119	(6)
Other	180	527	(347)
Subtotal ordinary deferred tax assets	20,968	12,723	8,245
Nonadmitted ordinary deferred tax assets	12,671	7,260	5,411
Admitted ordinary deferred tax assets	8,297	5,463	2,834
Capital deferred tax assets:
Investments	7,267	7,511	(244)
Nonadmitted capital deferred tax assets	7,267	7,511	(244)
Admitted capital deferred tax asset	-	-	-
Admitted deferred tax assets	8,297	5,463	2,834
Ordinary deferred tax liabilities:
Investments	-	(33)	33
Deferred and uncollected premium	(67)	(76)	9
Guaranty fund liabilities	(172)	(190)	18
Total ordinary deferred tax liabilities	(239)	(299)	60
Capital deferred tax liabilities:
Unrealized gains	(2,365)	(949)	(1,416)
Subtotal capital deferred tax liabilities	(2,365)	(949)	(1,416)
Total deferred tax liabilities	(2,604)	(1,248)	(1,356)
Net admitted deferred tax asset	$ 5,693	$ 4,215	$ 1,478

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UNION SECURITY INSURANCE COMPANY Notes to Statutory Basis Financial Statements ($ in 000s)
Deferred Tax Asset Admission Calculation

The components of the deferred tax asset admission calculation at December 31 are as follows:

	December 31, 2025			December 31, 2024			Change
	Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total
(a) Federal income taxes paid in prior years recoverable through loss carrybacks	$ -	$ -	$ -	$ -	$ -	$ -	$ -	$ -	$ -
(b) Adjusted gross deferred tax assets expected to be realized after application of the threshold limitation; the lesser of (i) or (ii):	5,693	-	5,693	4,215	-	4,215	1,478	-	1,478
(i) Adjusted gross deferred tax assets expected to be realized following the balance sheet date	5,693	-	5,693	4,215	-	4,215	1,478	-	1,478
(ii) Adjusted gross deferred tax assets allowed per limitation threshold	17,431	-	17,431	18,061	-	18,061	(630)	-	(630)
(c) Adjusted gross deferred tax assets offset by gross deferred tax liabilities	2,604	-	2,604	1,248	-	1,248	1,356	-	1,356
Admitted deferred tax asset	$ 8,297	$ -	$ 8,297	$ 5,463	$ -	$ 5,463	$ 2,834	$ -	$ 2,834
The amounts calculated in (b)(i) and (b)(ii) in the table above are based on the following information:

	2025	2024
Ratio percentage used to determine recovery period and
threshold limitation amount (risk-based capital ("RBC") reporting entity)	735%	771%
Recovery period used in (b)(i)	3 years	3 years
Percentage of adjusted capital and surplus used in (b)(ii)	15%	15%
Amount of adjusted capital and surplus used in (b)(ii)	$ 116,209	$ 124,005

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UNION SECURITY INSURANCE COMPANY Notes to Statutory Basis Financial Statements ($ in 000s)
The impact of tax planning strategies as of December 31, 2025 is shown in the following table:

	December 31, 2025

	Ordinary	Capital

Determination of adjusted gross deferred tax assets
and net admitted deferred tax assets, by tax character as a percentage
Adjusted gross DTAs	$20,968	$7,267
Percentage of adjusted gross DTAs by tax character attributable to
the impact of tax planning strategies	0.0%	0.0%
Net admitted adjusted gross DTAs	8,297	-
Percentage of net admitted adjusted gross DTAs by tax character
admitted because of the impact of tax planning strategies	5.5%	0.0%
The impact of tax planning strategies as of December 31, 2024, is shown in the following table:

	December 31, 2024

	Ordinary	Capital

Determination of adjusted gross deferred tax assets
and net admitted deferred tax assets, by tax character as a percentage
Adjusted gross DTAs	$12,723	$7,511
Percentage of adjusted gross DTAs by tax character attributable to
the impact of tax planning strategies	0.0%	0.0%
Net admitted adjusted gross DTAs	5,463	-
Percentage of net admitted adjusted gross DTAs by tax character
admitted because of the impact of tax planning strategies	15.3%	0.0%

Other Tax Items

As of December 31, 2025, the Company has general business carryforwards of $1,278. These credits will expire in year 2045. As of December 31, 2025 and 2024, the Company did not have any federal capital loss or operating loss.

Income taxes incurred in 2025, 2024, and 2023 of $56, $282, and $303, respectively, are available for recoupment in the event of future capital losses.

The Company did not have any protective tax deposits under Section 6603 of the Internal Revenue Code.

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UNION SECURITY INSURANCE COMPANY Notes to Statutory Basis Financial Statements ($ in 000s)
The Company did not have any tax contingencies as of December 31, 2025 and 2024 and has no tax loss contingencies for which it is reasonably possible that the total liability will significantly increase within twelve months of the reporting date.

The Company recognizes interest and penalties accrued related to tax contingencies, if any, in income tax expense in the statutory basis statements of operations.

The Company files a U.S. federal income tax return and files income tax returns in various states. The Company is subject to tax audits. These audits may result in additional tax liabilities. For the major jurisdictions where it operates, the Company is generally no longer subject to income tax examinations by tax authorities for the years ended before 2022.

The corporate alternative minimum tax is effective for tax years after 2022. The Company has determined that it is a nonapplicable reporting entity that does not reasonably expect to be an applicable corporation for the 2025 tax year.

Note 6: Related Party Transactions

In the normal course of business, the Company has various transactions with related entities, such as information technology support, benefit plan administration and costs associated with accounting, actuarial, tax, investment and administrative services. In certain circumstances, expenses are shared between the companies. Expenses incurred that are specifically identifiable with a particular company are borne by that company; other expenses are allocated among the companies on the basis of time and usage studies. Amounts due from intercompany activity are settled periodically, with certain transactions settled daily. CMFG Life and other affiliates allocated expenses to the Company of $6,973, $6,428, and $9,187 in 2025, 2024, and 2023, respectively. Additionally, the Company was reimbursed $159 and $272 in 2025 and 2023, respectively. The Company has no reimbursements in 2024. The Company had an outstanding payable to CMFG Life for expense sharing transactions, which is netted and included within receivables from affiliates, of $2,552 as of December 31, 2025. The Company had an outstanding payable to CMFG Life for expense sharing transactions, which is included in payables to affiliates, of $1,482 as of December 31, 2024.

The Company hires MEMBERS Capital Advisors, Inc. (“MCA”), as its investment advisor for most of its portfolio, which is 100% owned by CUNA Mutual Investment Corporation, an affiliate, to manage substantially all of the Company's invested assets in accordance with policies, directives, and guidelines established by the Company. The Company recorded investment management fees totaling $943, $1,081, and $1,114 in 2025, 2024, and 2023, respectively.

Pursuant to agreements used for cash management, the Company periodically borrows from or lends to affiliates. Balances must be repaid within 364 days and interest is charged pursuant to the terms of the agreement. The Company recorded affiliated interest expense related to the cash management agreement of $166, $586, and $69 in 2025, 2024, and 2023, respectively. The Company recorded affiliated interest income of $127, $208, and $563 in 2025, 2024, and 2023, respectively, related to the cash management agreement. The Company had outstanding lending to CMFG Life, which is included in receivables from affiliates, of $42,971 and $785 at December 31, 2025 and December 31, 2024, respectively.

The Company received a capital contribution from CMFG Life of $10,000 in 2025. The Company paid CMFG Life extraordinary dividends of cash and debt securities of $20,000 and $25,000 in 2025 and 2024, respectively. In 2023, the Company paid CMFG Life dividends of debt securities of $8,000. The Company received timely approval from the Insurance Department for all extraordinary dividends.

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UNION SECURITY INSURANCE COMPANY Notes to Statutory Basis Financial Statements ($ in 000s)
Note 7: Reinsurance

The Company enters into reinsurance agreements for the purpose of limiting its exposure to loss on any one single insured, diversifying its risk and limiting its overall financial exposure, to exit certain products, and to meet its overall financial objectives. Certain premiums and benefits are assumed from and ceded to other insurance companies under various reinsurance agreements.

The following table shows the effect of reinsurance on premiums, benefits, and surrenders, and increase in policy reserves for 2025, 2024, and 2023.

	2025	2024	2023

Premiums earned:
Direct	$ 108,486	$ 116,913	$ 121,845
Assumed premiums	1,339	1,497	1,651
Ceded to non-affiliates	(108,084)	(116,452)	(121,335)

Premiums and other considerations	$ 1,741	$ 1,958	$ 2,161

Benefits and surrender expenses:
Direct	$ 539,944	$ 526,227	$ 519,456
Assumed from non-affiliates	22,798	23,204	24,456
Ceded to non-affiliates	(504,910)	(489,272)	(482,276)

Benefits and surrender expenses, net of reinsurance	$ 57,832	$ 60,159	$ 61,636

Decrease in policy reserves:
Direct	$ (12,376)	$ (89,845)	$ (146,006)
Assumed from non-affiliates	(13,739)	(13,107)	(13,683)
Ceded to non-affiliates	(10,233)	66,352	122,640

Decrease in policy reserves, net of reinsurance	$ (36,348)	$ (36,600)	$ (37,049)
Policy reserves and claim liabilities of $493,527 and $532,031 as of December 31, 2025 and 2024, respectively, are net of reinsurance balances ceded.

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UNION SECURITY INSURANCE COMPANY Notes to Statutory Basis Financial Statements ($ in 000s)
The Company entered into a reinsurance agreement with Sun Life for the sale of its employee benefits business as discussed in Note 1. The agreement resulted in a gain of $416,387 which was deferred as a component of capital and surplus on the statutory basis statements of changes in capital and surplus. The deferred gain is recognized net of tax basis as profits are earned within the reinsured business. The amount of gain amortized as income in the statutory basis statements of operations for the years ended December 31, 2025, 2024, and 2023 was $929, $610, and $1,021, respectively. The Company ceded premiums of $2,704, $4,420, and $3,496 during the years ended December 31, 2025, 2024, and 2023, respectively, related to this agreement. In addition, as of December 31, 2025 and 2024, total ceded reserves related to this agreement were $242,217 and $278,525, respectively.

The Company assumed premium from IA American Life Insurance Company, a former affiliate, of $1,148, $1,309, and $1,629 for the years ended December 31, 2025, 2024, and 2023, respectively, and reserves of $196,657 and $208,290 as of December 31, 2025 and 2024, respectively.

The Company entered into a reinsurance agreement with Talcott Resolution for the sale of the FFG division, which sold variable life insurance and annuity products as discussed in Note 1. The ceded reserves related to this agreement were $398,764 and $417,000 as of December 31, 2025 and 2024, respectively. In addition, under the reinsurance agreement, Talcott Resolution is obligated to contribute funds to increase the value of the separate accounts relating to the business sold if such value declines below contractual guarantees. If Talcott Resolution fails to fulfill these obligations, the Company will be obligated to make these payments. Prudential Financial Inc. administers the Company’s individual life insurance policies ceded under this agreement while Talcott Resolution administers the remaining contracts.

The Company divested its LTC operations to John Hancock as discussed in Note 1. Under this reinsurance agreement, the Company ceded $49,325, $51,520, and $53,299 of premiums to John Hancock during the years ended December 31, 2025, 2024, and 2023, respectively. The ceded reserves related to this agreement were $2,487,376 and $2,410,760, including $450,103 and $431,013 of premium deficiency reserves, as of December 31, 2025 and 2024, respectively.

In the event Sun Life, Talcott Resolution or John Hancock are unable to meet their policy and administrative obligations for the ceded business, the business risk and administration would revert back to the Company. To mitigate this exposure to reinsurance insolvencies, the Company evaluates the financial condition of its reinsurers and holds collateral as security under the reinsurance agreements.

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UNION SECURITY INSURANCE COMPANY Notes to Statutory Basis Financial Statements ($ in 000s)
Note 8: Withdrawal Characteristics of Annuity Reserves, Deposit Liabilities, and Life Reserves

The following tables show the withdrawal characteristics of the Company’s annuity reserves and deposit liabilities at December 31, 2025, which are reported as policy reserves on annuity contracts and liability for deposit-type contracts are as follows:

Individual Annuities

		Separate	Separate
	General	Account with	Account		% of
December 31, 2025	Account	Guarantees	Nonguaranteed	Total	Total

Subject to discretionary withdrawal -
lump sum:
With market value adjustment	$ -	$ 30,688	$ -	$ 30,688	4.5%
At book value less surrender
charge of 5% or more	-	-	-	-	0.0%
At market value	-	-	470,160	470,160	68.2%

Total with adjustment or
at market value	-	30,688	470,160	500,848	72.7%
At book value with minimal or
no charge adjustment	128,045	-	-	128,045	18.6%
Not subject to
discretionary withdrawal	35,652	-	24,584	60,236	8.7%

Gross annuity reserves and
deposit liabilities	163,697	30,688	494,744	689,129	100.0%
Ceded reserves	150,447	-	-	150,447

Total net annuity reserves
and deposit liabilities	$ 13,250	$ 30,688	$ 494,744	$ 538,682

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UNION SECURITY INSURANCE COMPANY Notes to Statutory Basis Financial Statements ($ in 000s)
Group Annuities

		Separate	Separate
	General	Account with	Account		% of
December 31, 2025	Account	Guarantees	Nonguaranteed	Total	Total

Subject to discretionary withdrawal -
lump sum:
With market value adjustment	$ -	$ 17,297	$ -	$ 17,297	13.1%
At market value	-	-	112,153	112,153	84.8%
Total with adjustment or
at market value	-	17,297	112,153	129,450	97.9%
At book value with minimal or
no charge adjustment	2,755	-	-	2,755	2.1%

Gross annuity reserves and
deposit liabilities	2,755	17,297	112,153	132,205	100.0%
Ceded reserves	59	-	-	59

Total net annuity reserves
and deposit liabilities	$ 2,696	$ 17,297	$ 112,153	$ 132,146
Deposit-Type Contracts

		Separate	Separate
	General	Account with	Account		% of
December 31, 2025	Account	Guarantees	Nonguaranteed	Total	Total

At book value with minimal or
no charge adjustment	$ 17,802	$ -	$ -	$ 17,802	100.0%
Not subject to
discretionary withdrawal	-	-	-	-	0.0%

Gross annuity reserves and
deposit liabilities	17,802	-	-	17,802	100.0%
Reinsurance ceded	1,395	-	-	1,395

Total net annuity reserves
and deposit liabilities	$ 16,407	$ -	$ -	$ 16,407

__________________________________________________________________________________________

UNION SECURITY INSURANCE COMPANY Notes to Statutory Basis Financial Statements ($ in 000s)
The following tables show the withdrawal characteristics of the Company’s annuity reserves and deposit liabilities at December 31, 2024, which are reported as policy reserves on annuity contracts and liability for deposit-type contracts are as follows:

Individual Annuities

		Separate	Separate
	General	Account with	Account		% of
December 31, 2024	Account	Guarantees	Nonguaranteed	Total	Total

Subject to discretionary withdrawal -
lump sum:
With market value adjustment	$ -	$ 32,242	$ -	$ 32,242	4.5%
At book value less surrender
charge of 5% or more	12	-	-	12	0.0%
At market value	-	-	478,993	478,993	67.4%

Total with adjustment or
at market value	12	32,242	478,993	511,247	71.9%
At book value with minimal or
no charge adjustment	140,823	-	-	140,823	19.8%
Not subject to
discretionary withdrawal	34,948	-	23,699	58,647	8.3%

Gross annuity reserves and
deposit liabilities	175,783	32,242	502,692	710,717	100.0%
Ceded reserves	162,265	-	-	162,265

Total net annuity reserves
and deposit liabilities	$ 13,518	$ 32,242	$ 502,692	$ 548,452

__________________________________________________________________________________________

UNION SECURITY INSURANCE COMPANY Notes to Statutory Basis Financial Statements ($ in 000s)
Group Annuities

		Separate	Separate
	General	Account with	Account		% of
December 31, 2024	Account	Guarantees	Nonguaranteed	Total	Total

Subject to discretionary withdrawal -
lump sum:
With market value adjustment	$ -	$ 19,705	$ -	$ 19,705	14.2%
At market value	-	-	115,766	115,766	83.7%
Total with adjustment or
at market value	-	19,705	115,766	135,471	97.9%
At book value with minimal or
no charge adjustment	2,918	-	-	2,918	2.1%

Gross annuity reserves and
deposit liabilities	2,918	19,705	115,766	138,389	100.0%
Ceded reserves	56	-	-	56

Total net annuity reserves
and deposit liabilities	$ 2,862	$ 19,705	$ 115,766	$ 138,333
Deposit-Type Contracts

		Separate	Separate
	General	Account with	Account		% of
December 31, 2024	Account	Guarantees	Nonguaranteed	Total	Total

At book value with minimal or
no charge adjustment	$ 17,595	$ -	$ -	$ 17,595	100.0%
Not subject to
discretionary withdrawal	-	-	-	-	0.0%

Gross annuity reserves and
deposit liabilities	17,595	-	-	17,595	100.0%
Reinsurance ceded	1,414	-	-	1,414

Total net annuity reserves
and deposit liabilities	$ 16,181	$ -	$ -	$ 16,181

__________________________________________________________________________________________

UNION SECURITY INSURANCE COMPANY Notes to Statutory Basis Financial Statements ($ in 000s)
The following table shows policy liabilities associated with the Company’s annuity products as of December 31:

	2025	2024
Annuities	$ 15,946	$ 16,380
Deposit-type contracts	16,407	16,181
Annuity reserves from the separate accounts	654,882	670,405
Total annuity reserves	$ 687,235	$ 702,966
The following table shows life reserves by withdrawal characteristics at December 31, 2025:

				Separate Account -
	General Account			Non-Guaranteed
	Account	Cash		Account	Cash
	Value	Value	Reserve	Value	Value	Reserve
Subject to discretionary withdrawal,
surrender values, or policy loans:
Term policies with cash value	$ 41,645	$ 62,361	$ 63,637	$ -	$ -	$ -
Universal life	65,148	65,149	73,019	-	-	-
Other permanent cash value
life insurance	-	461,762	487,249	-	-	-
Variable universal life	107,658	106,607	111,333	1,363,698	1,363,698	1,363,698
Miscellaneous reserves	-	15,276	17,484	-	-	-
Not subject to discretionary withdrawal
or no cash values:
Term policies without cash value	-	-	3,580	-	-	-
Accidental death benefits	-	-	402	-	-	-
Disability - active lives	-	-	181	-	-	-
Disability - disabled lives	-	-	51,007	-	-	-
Miscellaneous reserves	-	-	6,258	-	-	-
Gross reserves before reinsurance	214,451	711,155	814,150	1,363,698	1,363,698	1,363,698
Ceded reinsurance	214,451	271,500	346,715	-	-	-
Net reserves	$ -	$ 439,655	$ 467,435	$1,363,698	$1,363,698	$1,363,698

__________________________________________________________________________________________

UNION SECURITY INSURANCE COMPANY Notes to Statutory Basis Financial Statements ($ in 000s)
The following table shows life reserves by withdrawal characteristics at December 31, 2024:

				Separate Account -
	General Account			Non-Guaranteed
	Account	Cash		Account	Cash
	Value	Value	Reserve	Value	Value	Reserve
Subject to discretionary withdrawal,
surrender values, or policy loans:
Term policies with cash value	$ 43,818	$ 65,012	$ 66,404	$ -	$ -	$ -
Universal life	68,573	68,575	76,817	-	-	-
Other permanent cash value
life insurance	-	496,698	524,518	-	-	-
Variable universal life	108,014	106,173	111,382	1,290,191	1,290,191	1,290,191
Miscellaneous reserves	-	15,171	17,476	-	-	-
Not subject to discretionary withdrawal
or no cash values:
Term policies without cash value	-	-	3,895	-	-	-
Accidental death benefits	-	-	460	-	-	-
Disability - active lives	-	-	204	-	-	-
Disability - disabled lives	-	-	56,915	-	-	-
Miscellaneous reserves	-	-	6,541	-	-	-
Gross reserves before reinsurance	220,405	751,629	864,612	1,290,191	1,290,191	1,290,191
Ceded reinsurance	220,405	278,606	361,367	-	-	-
Net reserves	$ -	$ 473,023	$ 503,245	$1,290,191	$1,290,191	$1,290,191
The following table shows policy liabilities associated with the Company’s life products as of December 31:

	2025	2024
Life	$ 463,718	$ 499,272
Miscellaneous	3,717	3,973
Life reserves from the separate accounts	1,363,698	1,290,191

Total life insurance reserves	$ 1,831,133	$1,793,436

__________________________________________________________________________________________

UNION SECURITY INSURANCE COMPANY Notes to Statutory Basis Financial Statements ($ in 000s)
Note 9: Statutory Financial Data and Dividend Restrictions

RBC requirements promulgated by the NAIC and adopted by the Insurance Department require U. S. life insurers to maintain minimum capitalization levels that are determined based on formulas incorporating asset risk, insurance risk, and business risk. The adequacy of the Company’s actual capital is evaluated by a comparison to the RBC results, as determined by the formula. At December 31, 2025 and 2024, USIC’s adjusted capital exceeded the RBC minimum requirements, as required by the NAIC.

USIC is subject to statutory regulations as to maintenance of capital and surplus and payment of stockholder dividends. Generally, dividends to the parent must be reported to the appropriate state regulatory authority in advance of payment and extraordinary dividends, as defined by statutes, require regulatory approval. USIC could pay up to $19,157 in stockholder dividends in 2026 without the approval of the Insurance Department.

Note 10: Commitments and Contingencies

Investment Commitments

The Company has the following investment commitments outstanding at December 31:

	2025	2024

Limited partnerships	$ 86,570	$ 79,680

Total investment commitments	$ 86,570	$ 79,680
Insurance Guaranty Funds

The Company is liable for guaranty fund assessments related to unaffiliated insurance companies that have become insolvent during 2025 and prior years. The Company includes a provision for all known assessments that will be levied as well as an estimate of amounts that it believes will be assessed in the future relating to past insolvencies. The Company has established a liability of $91 and $149 at December 31, 2025 and 2024, respectively, for guaranty fund assessments. The Company also estimates the amount recoverable from future premium tax payments related to these accrued assessments and has established an asset of $761 and $891 as of December 31, 2025 and 2024, respectively. Recoveries of assessments from premium taxes are generally made over a five-year period.

__________________________________________________________________________________________

UNION SECURITY INSURANCE COMPANY Notes to Statutory Basis Financial Statements ($ in 000s)
Assets recognized from paid and accrued premium tax offsets and policy surcharges are summarized as follows:

	2025	2024

Asset recognized from paid and accrued
premium tax offsets prior year-end	$ 891	$ 1,055

Decreases:
Premium tax offset applied	238	226
Accrued assessments	47	143

Total decreases	285	369

Increases:
Creditable guaranty fund assessments paid	155	205

Total increases	155	205

Asset recognized from paid and accrued
premium tax offsets year-end	$ 761	$ 891
Legal Matters

Various legal and regulatory actions, including state market conduct exams and federal tax audits, are currently pending that involve the Company and specific aspects of its conduct of business. Like other members of the insurance industry, the Company is routinely involved in a number of lawsuits and other types of proceedings, some of which may involve claims for substantial or indeterminate amounts. These actions are based on a variety of issues and involve a range of the Company's practices. The ultimate outcome of these disputes is unpredictable.

These matters in some cases raise difficult and complicated factual and legal issues and are subject to many uncertainties and complexities, including but not limited to, the underlying facts of each matter; novel legal issues; variations between jurisdictions in which matters are being litigated, heard or investigated; differences in applicable laws and judicial interpretations; the length of time before many of these matters might be resolved by settlement, through litigation or otherwise and, in some cases, the timing of their resolutions relative to other similar matters involving other companies. In connection with regulatory examinations and proceedings, government authorities may seek various forms of relief, including penalties, restitution and changes in business practices. The Company may not be advised of the nature and extent of relief sought until the final stages of the examination or proceeding. In the opinion of management, the ultimate liability, if any, resulting from all such pending actions will not materially affect the statutory basis financial statements of the Company.

__________________________________________________________________________________________

UNION SECURITY INSURANCE COMPANY Notes to Statutory Basis Financial Statements ($ in 000s)
Note 11: Unassigned Surplus

Unassigned surplus at December 31 considers the accumulated balances for the following items:

	2025	2024

Nonadmitted assets:
Net deferred tax asset	$ (19,937)	$ (14,771)
Debit suspense balance	(185)	(1,676)
Other	(398)	(295)
Total nonadmitted assets deducted from surplus	$ (20,520)	$ (16,742)

Asset valuation reserve deducted from surplus	$ (16,076)	$ (10,456)
Deferred gain on sale of FFG	2,424	6,200
Deferred gain on reinsurance with Sun Life	5,555	6,485
Unrealized capital gains, net of tax
(2025 - $2,365, 2024 - $949)	8,897	3,570

Note 12: Premiums Deferred and Uncollected

Deferred and uncollected life insurance premiums as of December 31 are shown in the following table:

	2025		2024
		Net of		Net of
	Gross	Loading	Gross	Loading

Ordinary renewal	$ 535	$ 320	$ 608	$ 364

Total	$ 535	$ 320	$ 608	$ 364

Gross premium represents the amount of premium charged to the policyholders. The amounts net of loading excludes the portion of the gross premium attributable to expenses and certain pricing assumptions.

Note 13: Separate Accounts

The general account of the Company had no separate account guarantees as of December 31, 2025 or 2024.
Separate accounts held by the Company represent policyholder funds for variable annuity and variable universal life contracts. The separate account assets primarily consist of mutual funds that contain common stocks. Additionally, the separate accounts include bonds and short-term investments, which are carried at estimated fair value.

In 2001, the Company fully ceded its separate accounts business on a modified co-insurance basis to Talcott Resolution.

__________________________________________________________________________________________

UNION SECURITY INSURANCE COMPANY Notes to Statutory Basis Financial Statements ($ in 000s)
The separate account assets legally insulated and not legally insulated from the general account as of December 31, 2025 and 2024 are attributed to the following products/transactions:

	2025		2024
	Separate Account		Separate Account
	Legally	Assets Not	Legally	Assets Not
	Insulated Assets	Legally Insulated	Insulated Assets	Legally Insulated

Individual variable annuity	$607,355	$-	$619,210	$-
Variable universal life	1,364,709	-	1,291,130	-
Modified guarantee contracts	-	93,825	-	89,482

Total assets	$1,972,064	$93,825	$1,910,340	$89,482
The Company’s separate accounts, primarily for individual policyholders, do not have any minimum guarantees and the investment risks associated with market value changes are borne entirely by the policyholder.

Information relating to the Company’s separate account business as of December 31 is set forth in the tables below:

	2025			2024
	Non-Indexed with Guarantees Less Than/Equal to 4%	Non-Guaranteed	Total	Non-Indexed with Guarantees Less Than/Equal to 4%	Non-Guaranteed	Total
Reserves for accounts
with assets at fair value	$ 47,985	$ 1,970,595	$ 2,018,580	$ 51,946	$ 1,908,648	$ 1,960,594
Reserves with assets subject
to discretionary withdrawal:
At fair value	-	1,970,595	1,970,595	-	1,908,648	1,908,648
With market value adjustment	47,985	-	47,985	51,948	-	51,948

Subtotal separate account liabilities	$ 47,985	$ 1,970,595	$ 2,018,580	$ 51,948	$ 1,908,648	$ 1,960,596
Transfer to separate accounts			47,309			39,228
Total separate account liabilities			$ 2,065,889			$ 1,999,824

__________________________________________________________________________________________

UNION SECURITY INSURANCE COMPANY Notes to Statutory Basis Financial Statements ($ in 000s)
Details of the net transfers to (from) separate accounts are shown in the table below for the years ended:

	2025	2024

Transfers to separate accounts	$ 28,351	$ 30,193
Transfers from separate accounts	(158,649)	(156,307)
Net transfers from separate accounts	(130,298)	(126,114)
Reinsurance ceded	130,298	126,114
Transfers as reported in the statements of operations	$ -	$ -

Note 14: Reconciliation to 2025 and 2024 Annual Statements

	As reported in
	2025 USIC	As reported
	Statutory	in 2025
	Basis	USIC
	Financial	Annual
	Statements	Statements	Difference

Statutory basis statements of cash flows
Cash from investing activities
Proceeds from investments sold, matured or repaid
Bonds and notes	103,284	98,470	4,814
Stocks	-	4,814	(4,814)
Total investment proceeds	111,261	111,261	-
__________________________________________________________________________________________

UNION SECURITY INSURANCE COMPANY Notes to Statutory Basis Financial Statements ($ in 000s)

	As reported in
	2024 USIC	As reported
	Statutory	in 2024
	Basis	USIC
	Financial	Annual
	Statements	Statements	Difference
Statutory basis statements of admitted assets,
liabilities and capital and surplus
Deferred gains	$12,685	$-	$12,685
Unassigned surplus	30,648	43,333	(12,685)
Total capital and surplus	128,219	128,219	-
Statutory basis statements of operations
Commission and fee income	$16,398	$13,576	$2,822
Total income	57,026	54,204	2,822
Net income	23,773	20,951	2,822
Statutory basis statements of changes in
capital and surplus
Net income	$23,773	$20,951	$2,822
Amortization of gain on reinsurance (see Note 7)	(610)	2,212	(2,822)
Capital and surplus at end of year	128,219	128,219	-

Note 15: Subsequent Events

The Company evaluated subsequent events through March 27, 2026, the date the statutory basis financial statements were available for issuance. There were no subsequent events that require adjustment to or disclosure in the accompanying statutory basis financial statements.

__________________________________________________________________________________________

UNION SECURITY INSURANCE COMPANY Supplemental Schedules December 31, 2025

Supplemental Schedules
__________________________________________________________________________________________

UNION SECURITY INSURANCE COMPANY Schedule of Selected Financial Data As of and for the Year Ended December 31, 2025 (000s omitted)

Net investment income earned:
Government bonds	$12
Bonds exempt from U.S. tax	-
Other bonds (unaffiliated)	24,820
Bonds of affiliates	-
Preferred stocks (unaffiliated)	1,449
Preferred stocks of affiliates	-
Common stocks (unaffiliated)	-
Common stocks of affiliates	-
Mortgage loans	6,907
Real estate	-
Premium notes, contract loans and liens	162
Cash	-
Cash equivalents	643
Short-term investments	-
Other invested assets	368
Derivatives	-
Aggregate write-ins for net investment income	127
Gross net investment income	$34,488

Real estate owned - book value less encumbrances (excluding home office)

Mortgage loans - book value:
Farm mortgages	$-
Residential mortgages	-
Commercial mortgages	118,616
Total mortgage loans	$118,616

Mortgage loans by standing - book value:
Good standing	$118,616
Good standing with restructured terms	-
Interest overdue more than three months, not in foreclosure	-
Foreclosure in process	-
Other long-term assets-statement value	70,579
Collateral loans	-
Bonds and stocks of parents, subsidiaries and affiliates - book value
Bonds	-
Preferred stocks	-
Common stocks	-

__________________________________________________________________________________________

UNION SECURITY INSURANCE COMPANY Schedule of Selected Financial Data, continued As of and for the Year Ended December 31, 2025 (000s omitted)

Bonds and short-term investments by class and maturity:
Bonds by maturity - statement value
Due within one year or less	$27,983
Over 1 year through 5 years	77,719
Over 5 years through 10 years	84,767
Over 10 years through 20 years	141,000
Over 20 years	67,035

Total by maturity	$398,504

Bonds by class - statement value
Class 1	$264,300
Class 2	126,422
Class 3	7,782
Class 4	-
Class 5	-
Class 6	-
Total by class	$398,504

Total bonds publicly traded	336,382
Total bonds privately placed	62,122

Preferred stocks - statement value	22,625
Common stocks - market value	-
Short-term investments - book value	-
Options, caps & floors - statement value	-
Options, caps & floors written and in force - statement value (excluding liabilities)	-
Collar, swap & forward agreements open - statement value	-
Futures contracts open - current value (excluding liabilities)	-
Cash	1,706
Cash equivalents	7,518

__________________________________________________________________________________________

UNION SECURITY INSURANCE COMPANY Schedule of Selected Financial Data, continued As of and for the Year Ended December 31, 2025 (000s omitted)

Life insurance in force:
Industrial	$ 20,040
Ordinary	5,860,691
Group life	404,708

Amount of accidental death insurance in force under ordinary policies	71,869

Life insurance policies with disability provisions in force:
Ordinary	2,569
Group life	3,986

Supplementary contracts in-force:
Ordinary - not involving life contingencies:
Amount on deposit	2,911
Amount of income payable	-
Ordinary - involving life contingencies:
Amount on deposit	-
Amount of income payable	5

__________________________________________________________________________________________

UNION SECURITY INSURANCE COMPANY Schedule of Selected Financial Data, continued As of and for the Year Ended December 31, 2025 (000s omitted)

Annuities:
Ordinary
Immediate - amount of income payable	$ 4,386
Deferred - fully paid - account balance	625,168
Deferred - not fully paid - account balance	3,952

Accident and health insurance - premium in force
Group	855
Credit	-
Other	83,631

Dividend accumulations - account balance	13,583

Claim payments 2025
Group accident and health - year ended December 31
2025	58
2024	19
2023	67
2022	17
2021	3
Prior	2

Other accident and health
2025	262
2024	566
2023	701
2022	390
2021	232
Prior	129

Obligations under securities lending	-

__________________________________________________________________________________________

UNION SECURITY INSURANCE COMPANY Schedule of Selected Financial Data, continued As of and for the Year Ended December 31, 2025 (000s omitted)

	Gross	Admitted Invested Assets
	Investment	Reported in the Annual Statement
Investment Categories	Holdings	Amount	Percentage
Issuer credit obligations (Schedule D, Part 1, Section 1):
U.S. government obligations	$ 1,031	$ 1,031	0.2%
Other U.S. government obligations	-	-	0.0%
Non-U.S. sovereign jurisdiction securities	-	-	0.0%
Municipal bonds - general obligations (direct & guaranteed)	7,522	7,522	1.2%
Municipal bonds - special revenue	26,161	26,161	4.3%
Project finance bonds issued by operating entities	5,000	5,000	0.8%
Corporate bonds	236,687	236,687	38.0%
Mandatory convertible bonds	-	-	0.0%
Single entity backed obligations	-	-	0.0%
SVO-Identified bond exchange traded funds - fair value	-	-	0.0%
SVO-Identified bond exchange traded funds - systematic value	-	-	0.0%
Bonds issued by funds representing operating entities	17,703	17,703	2.8%
Bank loans - issued	-	-	0.0%
Bank loans - acquired	-	-	0.0%
Mortgages loans that qualify as SVO-Identified credit tenant loans	4,032	4,032	0.6%
Certificates of deposit	-	-	0.0%
Other issuer credit obligations	-	-	0.0%
Total issuer credit obligations	298,136	298,136	47.9%
Asset-backed securities (Schedule D, Part 1, Section 2):
Financial asset-backed securities - self-liquidating	94,071	94,071	15.1%
Financial asset-backed securities - not self-liquidating	4,034	4,034	0.6%
Non-financial asset-backed securities	2,263	2,263	0.4%
Total asset-backed securities	100,368	100,368	16.1%
Preferred stocks (Schedule D, Part 2, Section 1):
Industrial and miscellaneous (unaffiliated)	22,625	22,625	3.6%
Parent, subsidiaries and affiliates	-	-	0.0%
Total preferred stocks	22,625	22,625	3.6%
Common stocks (Schedule D, Part 2, Section 2):
Industrial and miscellaneous - publicly traded (unaffiliated)	-	-	0.0%
Industrial and miscellaneous - Other (unaffiliated)	-	-	0.0%
Parent, subsidiaries and affiliates - publicly traded	-	-	0.0%
Parent, subsidiaries and affiliates - other	-	-	0.0%
Mutual funds	-	-	0.0%
Unit investment trusts	-	-	0.0%
Closed-end funds	-	-	0.0%
Exchange traded funds	-	-	0.0%
Total common stocks	-	-	0.0%
Mortgage loans (Schedule B):
Farm mortgages	-	-	0.0%
Residential mortgages	-	-	0.0%
Commercial mortgages	118,616	118,616	19.0%
Mezzanine real estate loans	-	-	0.0%
Total valuation allowance	-	-	0.0%
Total mortgage loans	118,616	118,616	19.0%
__________________________________________________________________________________________

UNION SECURITY INSURANCE COMPANY Schedule of Selected Financial Data, continued As of and for the Year Ended December 31, 2025 (000s omitted)

Real estate (Schedule A):
Properties occupied by company	-	-	0.0%
Properties held for production of income	-	-	0.0%
Properties held for sale	-	-	0.0%
Total real estate	-	-	0.0%
Cash, cash equivalents and short-term investments:
Cash (Schedule E, Part 1)	1,706	1,706	0.3%
Cash equivalents (Schedule E, Part 2)	7,518	7,518	1.2%
Short-term investments (Schedule DA)	-	-	0.0%
Total cash, cash equivalents and short-term investments	9,224	9,224	1.5%
Contract loans	3,319	3,283	0.5%
Derivatives (Schedule DB)	-	-	0.0%
Other invested assets (Schedule BA)	70,579	70,579	11.4%
Receivable for securities	-	-	0.0%
Securities lending (Schedule DL, Part 1)	-	-	0.0%
Other invested assets (Page 2, Line 11)	-	-	0.0%
Total invested assets	$ 622,867	$ 622,831	100.0%

__________________________________________________________________________________________

UNION SECURITY INSURANCE COMPANY Reinsurance Contract Interrogatories Year Ended December 31, 2025

1.USIC has applied reinsurance accounting, as described in SSAP No. 61R, to reinsurance contracts entered into, renewed or amended on or after January 1, 1996, which do not include risk-limiting features, as described in SSAP No. 61R.
2.USIC has not entered into, renewed or amended reinsurance contracts on or after January 1, 1996, which contain provisions that allow (1) the reporting of losses or settlements with the reinsurer to occur less frequently than quarterly or (2) payments due from the reinsurer to not be made in cash within ninety days of the settlement date unless there is no activity during the period.
3.USIC has not entered into, renewed or amended reinsurance contracts on or after January 1, 1996, which contain a payment schedule, accumulating retentions from multiple years or any features inherently designed to delay timing of the reimbursement to the ceding company.
4.USIC has not ceded any risk during the period ended December 31, 2025 under any reinsurance contracts entered into, renewed or amended on or after January 1, 1996 accounted for as reinsurance under GAAP and as a deposit under SSAP No. 61R.
5.USIC cedes certain annuity contracts which are accounted for as reinsurance ceded under statutory accounting. These contracts are accounted for as investment-type contracts under GAAP; as such, deposits are not reported as revenues for GAAP. Consequently, deposit accounting is used to account for the reinsurance agreement for GAAP.

__________________________________________________________________________________________